UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01879

Janus Aspen Series

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 06/30/26

Item 1. Report to Stockholders.

(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Janus Henderson VIT Balanced Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Institutional Shares : JABLX

This semi-annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$9,144
Number of portfolio holdingsFootnote Reference#	727
Portfolio turnover rate	45%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
NVIDIA Corp.	5.7
Alphabet, Inc.	4.5
Microsoft Corp.	3.4
Amazon.com, Inc.	3.1
Apple, Inc.	2.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	65.1
Corporate Bonds	8.2
Mortgage-Backed Securities	7.5
U.S. Treasury Debt	6.6
Commercial Mortgage-Backed Securities	3.4
Asset-Backed Securities	3.3
Investment Companies	2.4
Residential Mortgage-Backed Securities	2.1
Collateralized Loan Obligations	2.0
Bank Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(1.6)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	95.9
Luxembourg	2.3
Ireland	1.4
France	0.2
Netherlands	0.1

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71194I 08-26

Janus Henderson VIT Balanced Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Service Shares :

This semi-annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Service Shares)	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$9,144
Number of portfolio holdingsFootnote Reference#	727
Portfolio turnover rate	45%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
NVIDIA Corp.	5.7
Alphabet, Inc.	4.5
Microsoft Corp.	3.4
Amazon.com, Inc.	3.1
Apple, Inc.	2.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	65.1
Corporate Bonds	8.2
Mortgage-Backed Securities	7.5
U.S. Treasury Debt	6.6
Commercial Mortgage-Backed Securities	3.4
Asset-Backed Securities	3.3
Investment Companies	2.4
Residential Mortgage-Backed Securities	2.1
Collateralized Loan Obligations	2.0
Bank Loans	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(1.6)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	95.9
Luxembourg	2.3
Ireland	1.4
France	0.2
Netherlands	0.1

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71195S 08-26

Janus Henderson VIT Enterprise Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Institutional Shares : JAAGX

This semi-annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,918
Number of portfolio holdingsFootnote Reference#	83
Portfolio turnover rate	14%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Flex Ltd.	5.3
Ferguson Enterprises, Inc.	3.4
ON Semiconductor Corp.	3.2
Revvity, Inc.	2.8
LPL Financial Holdings, Inc.	2.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	96.2
Investment Companies	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	78.4
Canada	7.2
Netherlands	3.9
Luxembourg	3.6
Ireland	3.6

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71196I 08-26

Janus Henderson VIT Enterprise Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Service Shares

This semi-annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Service Shares)	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,918
Number of portfolio holdingsFootnote Reference#	83
Portfolio turnover rate	14%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Flex Ltd.	5.3
Ferguson Enterprises, Inc.	3.4
ON Semiconductor Corp.	3.2
Revvity, Inc.	2.8
LPL Financial Holdings, Inc.	2.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	96.2
Investment Companies	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	0.1

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	78.4
Canada	7.2
Netherlands	3.9
Luxembourg	3.6
Ireland	3.6

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71197S 08-26

Janus Henderson VIT Flexible Bond Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Institutional Shares : JAFLX

This semi-annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$619
Number of portfolio holdingsFootnote Reference#	622
Portfolio turnover rate	101%
Weighted average maturity	6.13 Years
Effective duration	5.76 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Portfolio invest in?

Asset Allocation (% of net assets)

Table Summary
Mortgage-Backed Securities	22.8
Corporate Bonds	21.6
U.S. Treasury Debt	18.6
Asset-Backed Securities	9.4
Commercial Mortgage-Backed Securities	9.3
Investment Companies	8.0
Residential Mortgage-Backed Securities	6.5
Collateralized Loan Obligations	5.5
Bank Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(5.3)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	18.66
Aa	42.64
A	7.51
Baa	9.96
Ba	11.48
B	2.03
Not Rated	5.86
Other	1.86

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.8
U.S. Treasury Debt	18.6
Asset-Backed Security	9.4
Commercial Mortgage-Backed Security	9.3
Financials	6.8

Janus Aspen Series

1

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71198I 08-26

Janus Henderson VIT Flexible Bond Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Service Shares

This semi-annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$619
Number of portfolio holdingsFootnote Reference#	622
Portfolio turnover rate	101%
Weighted average maturity	6.13 Years
Effective duration	5.76 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Portfolio invest in?

Asset Allocation (% of net assets)

Table Summary
Mortgage-Backed Securities	22.8
Corporate Bonds	21.6
U.S. Treasury Debt	18.6
Asset-Backed Securities	9.4
Commercial Mortgage-Backed Securities	9.3
Investment Companies	8.0
Residential Mortgage-Backed Securities	6.5
Collateralized Loan Obligations	5.5
Bank Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(5.3)

Ratings† Summary – (% of net assets)

Table Summary
Aaa	18.66
Aa	42.64
A	7.51
Baa	9.96
Ba	11.48
B	2.03
Not Rated	5.86
Other	1.86

Top 5 Areas of Investment (% of net assets)

Table Summary
Mortgage-Backed Security	22.8
U.S. Treasury Debt	18.6
Asset-Backed Security	9.4
Commercial Mortgage-Backed Security	9.3
Financials	6.8

Janus Aspen Series

1

† The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71199S 08-26

Janus Henderson VIT Forty Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Institutional Shares : JACAX

This semi-annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$992
Number of portfolio holdings	36
Portfolio turnover rate	24%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
NVIDIA Corp.	12.7
Alphabet, Inc.	8.0
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6
Amazon.com, Inc.	6.5
Broadcom, Inc.	6.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	99.7
Investments Purchased with Cash Collateral from Securities Lending	1.1
Investment Companies	0.3
Other	(1.1)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	84.2
Taiwan	6.5
Ireland	3.9
Uruguay	2.1
Netherlands	2.0

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71200I 08-26

Janus Henderson VIT Forty Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Service Shares

This semi-annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Service Shares)	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$992
Number of portfolio holdings	36
Portfolio turnover rate	24%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
NVIDIA Corp.	12.7
Alphabet, Inc.	8.0
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6
Amazon.com, Inc.	6.5
Broadcom, Inc.	6.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	99.7
Investments Purchased with Cash Collateral from Securities Lending	1.1
Investment Companies	0.3
Other	(1.1)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	84.2
Taiwan	6.5
Ireland	3.9
Uruguay	2.1
Netherlands	2.0

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71201S 08-26

Janus Henderson VIT Global Research Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Institutional Shares : JAWGX

This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	$41	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,096
Number of portfolio holdings	120
Portfolio turnover rate	21%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
NVIDIA Corp.	6.1
Alphabet, Inc.	4.8
Microsoft Corp.	3.6
Amazon.com, Inc.	2.9
Micron Technology, Inc.	2.7

Asset Allocation (% of net assets)

Table Summary
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.0
Investment Companies	0.1
Other	(1.0)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	75.3
Canada	4.1
United Kingdom	3.5
Netherlands	2.3
France	2.3

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71202I 08-26

Janus Henderson VIT Global Research Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Service Shares

This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Service Shares)	$54	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,096
Number of portfolio holdings	120
Portfolio turnover rate	21%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
NVIDIA Corp.	6.1
Alphabet, Inc.	4.8
Microsoft Corp.	3.6
Amazon.com, Inc.	2.9
Micron Technology, Inc.	2.7

Asset Allocation (% of net assets)

Table Summary
Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.0
Investment Companies	0.1
Other	(1.0)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	75.3
Canada	4.1
United Kingdom	3.5
Netherlands	2.3
France	2.3

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71203S 08-26

Janus Henderson VIT Global Sustainable Equity Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Institutional Shares : JHISX

This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$13
Number of portfolio holdingsFootnote Reference#	58
Portfolio turnover rate	49%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
NVIDIA Corp.	5.6
Microsoft Corp.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Spotify Technology SA	3.1
Argenx SE	3.1

Asset Allocation (% of net assets)

Table Summary
Common Stocks	96.2
Investment Companies	4.2
Other	(0.4)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	52.6
Ireland	5.7
Sweden	5.5
Japan	5.3
France	4.4

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71204I 08-26

Janus Henderson VIT Global Sustainable Equity Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Service Shares

This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	$46	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$13
Number of portfolio holdingsFootnote Reference#	58
Portfolio turnover rate	49%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
NVIDIA Corp.	5.6
Microsoft Corp.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Spotify Technology SA	3.1
Argenx SE	3.1

Asset Allocation (% of net assets)

Table Summary
Common Stocks	96.2
Investment Companies	4.2
Other	(0.4)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	52.6
Ireland	5.7
Sweden	5.5
Japan	5.3
France	4.4

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71205S 08-26

Janus Henderson VIT Global Technology and Innovation Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Institutional Shares : JGLTX

This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	$42	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,869
Number of portfolio holdings	53
Portfolio turnover rate	31%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8
NVIDIA Corp.	12.0
Lam Research Corp.	5.6
Samsung Electronics Co. Ltd.	5.2
Broadcom, Inc.	5.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	2.9
Investment Companies	0.3
Private Placements	0.1
Warrants	0.0
Other	(3.3)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	67.4
Taiwan	14.3
South Korea	9.2
Netherlands	5.2
Switzerland	1.0

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71206I 08-26

Janus Henderson VIT Global Technology and Innovation Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Service Shares

This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	$56	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$1,869
Number of portfolio holdings	53
Portfolio turnover rate	31%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	14.8
NVIDIA Corp.	12.0
Lam Research Corp.	5.6
Samsung Electronics Co. Ltd.	5.2
Broadcom, Inc.	5.0

Asset Allocation (% of net assets)

Table Summary
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	2.9
Investment Companies	0.3
Private Placements	0.1
Warrants	0.0
Other	(3.3)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	67.4
Taiwan	14.3
South Korea	9.2
Netherlands	5.2
Switzerland	1.0

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71207S 08-26

Janus Henderson VIT Mid Cap Value Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Institutional Shares : JAMVX

This semi-annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$123
Number of portfolio holdings	74
Portfolio turnover rate	20%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Alliant Energy Corp.	2.9
Littelfuse, Inc.	2.6
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
Agree Realty Corp.	2.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.0
Repurchase Agreements	2.3
Other	(0.3)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	91.5
Bermuda	4.0
Canada	2.0
United Kingdom	1.6
Thailand	0.9

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71208I 08-26

Janus Henderson VIT Mid Cap Value Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Service Shares

This semi-annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	$49	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$123
Number of portfolio holdings	74
Portfolio turnover rate	20%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Alliant Energy Corp.	2.9
Littelfuse, Inc.	2.6
Lamar Advertising Co.	2.5
Everest Group Ltd.	2.3
Agree Realty Corp.	2.2

Asset Allocation (% of net assets)

Table Summary
Common Stocks	98.0
Repurchase Agreements	2.3
Other	(0.3)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	91.5
Bermuda	4.0
Canada	2.0
United Kingdom	1.6
Thailand	0.9

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71209S 08-26

Janus Henderson VIT Overseas Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Institutional Shares : JAIGX

This semi-annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	$33	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$853
Number of portfolio holdings	46
Portfolio turnover rate	33%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3
ASML Holding NV	6.0
SK hynix, Inc.	5.4
Banco Bilbao Vizcaya Argentaria SA	4.4
Samsung Electronics Co. Ltd.	3.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	101.0
Investment Companies	1.2
Other	(2.2)

Top 5 Country Allocations - (% of investments)

Table Summary
United Kingdom	12.1
Netherlands	11.8
Japan	10.5
South Korea	9.7
France	8.4

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71210I 08-26

Janus Henderson VIT Overseas Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Service Shares

This semi-annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Service Shares)	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$853
Number of portfolio holdings	46
Portfolio turnover rate	33%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3
ASML Holding NV	6.0
SK hynix, Inc.	5.4
Banco Bilbao Vizcaya Argentaria SA	4.4
Samsung Electronics Co. Ltd.	3.8

Asset Allocation (% of net assets)

Table Summary
Common Stocks	101.0
Investment Companies	1.2
Other	(2.2)

Top 5 Country Allocations - (% of investments)

Table Summary
United Kingdom	12.1
Netherlands	11.8
Japan	10.5
South Korea	9.7
France	8.4

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71211S 08-26

Janus Henderson VIT Research Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Institutional Shares : JAGRX

This semi-annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$784
Number of portfolio holdings	81
Portfolio turnover rate	27%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
NVIDIA Corp.	14.1
Alphabet, Inc.	11.5
Broadcom, Inc.	6.0
Microsoft Corp.	5.0
Space Exploration Technologies Corp.	3.6

Asset Allocation (% of net assets)

Table Summary
Common Stocks	99.6
Investments Purchased with Cash Collateral from Securities Lending	2.7
Investment Companies	0.9
Private Placements	0.1
Other	(3.3)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	94.4
Ireland	1.1
Taiwan	1.0
South Korea	0.9
Netherlands	0.9

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71212I 08-26

Janus Henderson VIT Research Portfolio

Semi-Annual Shareholder Report

June 30, 2026

 Service Shares

This semi-annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.

What were the costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Service Shares)	$53	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods of less than one full year.

Key Portfolio Statistics

Table Summary
Net assets (Millions)	$784
Number of portfolio holdings	81
Portfolio turnover rate	27%

What did the Portfolio invest in?

5 Largest equity holdings - (% of net assets)

Table Summary
NVIDIA Corp.	14.1
Alphabet, Inc.	11.5
Broadcom, Inc.	6.0
Microsoft Corp.	5.0
Space Exploration Technologies Corp.	3.6

Asset Allocation (% of net assets)

Table Summary
Common Stocks	99.6
Investments Purchased with Cash Collateral from Securities Lending	2.7
Investment Companies	0.9
Private Placements	0.1
Other	(3.3)

Top 5 Country Allocations - (% of investments)

Table Summary
United States of America	94.4
Ireland	1.1
Taiwan	1.0
South Korea	0.9
Netherlands	0.9

Janus Aspen Series

1

Where can I find more information?

At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:

  Prospectus

  Financial information

  Portfolio holdings

You can also request this information by contacting us at 1-877-335-2687.

Janus Aspen Series

2

109-70-71213S 08-26

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)  The Registrant’s Schedule of Investments is contained in the Reports to Shareholders included under Item 7(a) of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)  Copy of the most recent financial statements.

(b)  Included as part of the financial statements filed under Item 7(a) of this Form.

SEMI-ANNUAL FINANCIAL STATEMENTS
June 30, 2026
Janus Aspen Series
Janus Henderson VIT Balanced Portfolio
Janus Henderson VIT Enterprise Portfolio
Janus Henderson VIT Flexible Bond Portfolio
Janus Henderson VIT Forty Portfolio
Janus Henderson VIT Global Research Portfolio
Janus Henderson VIT Global Sustainable Equity Portfolio
Janus Henderson VIT Global Technology and Innovation Portfolio
Janus Henderson VIT Mid Cap Value Portfolio
Janus Henderson VIT Overseas Portfolio
Janus Henderson VIT Research Portfolio

Table of Contents
Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies
Schedule of Investments 3
Statements of Assets and Liabilities 92
Statements of Operations 97
Statements of Changes in Net Assets 100
Financial Highlights 105
Notes to Financial Statements 125
Items 8-11 - Additional Information 148

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 3 .3%
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35
ž
$ 3,329,771 $ 3,319,382
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46
ž
434,815 397,081
Avis Budget Rental Car Funding AESOP LLC 2023-4A A, 5.4900%, 6/20/29
ž
2,900,000 2,935,692
Avis Budget Rental Car Funding AESOP LLC 2026-1A A, 4.2800%, 8/20/30
ž
1,617,000 1,593,051
Bayview Opportunity Master Fund VII LLC 2025-EDU1 B, CME Term Average
SOFR 30 Day + 1.7000%, 5.3278%, 7/27/48
‡,ž
1,697,241 1,695,360
BRAVO Residential Funding Trust 2026-CES1 A1A, 5.2540%, 4/25/56
Ç,ž
2,913,362 2,897,340
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60
ž
2,941,913 2,416,063
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60
ž
305,814 184,003
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61
ž
4,268,385 3,377,615
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61
ž
1,655,880 979,213
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62
ž
15,511,010 15,473,904
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50
ž
16,692,954 16,646,486
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50
ž
5,750,925 5,721,892
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50
ž
3,316,304 3,331,997
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60
Ç,ž
1,808,336 1,808,191
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60
Ç,ž
4,189,941 4,144,733
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60
Ç,ž
1,767,049 1,753,311
COOPR Residential Mortgage Trust 2026-CES1 A1A, 4.8740%, 2/25/61
Ç,ž
3,951,490 3,889,586
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49
ž
3,355,063 3,284,700
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49
ž
1,200,000 1,159,951
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49
ž
11,661,000 11,080,970
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47
ž
1,780,868 1,762,402
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51
ž
1,235,770 1,096,937
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51
ž
1,652,150 1,557,964
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49
ž
4,917,000 4,838,861
Ellington Financial Mortgage Trust 2026-CES2 A1A, 5.6020%, 6/25/61
Ç,ž
3,560,000 3,557,768
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54
‡,ž
2,168,833 2,198,688
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54
‡,ž
2,969,122 2,952,046
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55
‡,ž
3,287,891 3,301,488
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55
‡,ž
3,629,456 3,627,591
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55
‡,ž
1,549,798 1,543,672
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55
‡,ž
2,613,023 2,593,577
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55
‡,ž
1,964,479 1,936,586
Firstlight Issuer LLC 2026-1A A2, 5.8730%, 6/20/56
ž
4,080,000 4,096,114
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52
ž
3,458,367 3,416,984
GS Mortgage Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55
Ç,ž
3,312,071 3,292,841
GS Mortgage-Backed Securities Trust 2026-CES1 A1, 4.8990%, 5/25/56
Ç,ž
1,127,211 1,114,997
Hertz Vehicle Financing III LLC 2025-5A A, 4.6200%, 5/25/30
ž
2,154,000 2,130,967
Huntington Bank Auto Credit-Linked Notes 2024-2 B1, 5.4420%, 10/20/32
ž
1,597,280 1,604,163
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28
ž
375,188 377,970
Libra Solutions LLC 2024-1A A, 5.8800%, 9/30/38
ž
1,616,000 1,598,528
Libra Solutions LLC 2025-1A A, 6.3550%, 8/15/39
ž
5,006,000 4,942,960
Lmdv Issuer Co. LLC 2025-1A A2, 5.3100%, 12/15/55
ž
2,917,000 2,913,783
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30
ž
271,930 272,445
Merchants Fleet Funding LLC 2025-1A A, 4.4900%, 1/20/39
ž
2,628,000 2,616,867
MVW LLC 2025-2A A, 4.4800%, 10/20/44
ž
1,166,434 1,152,398
New Economy Assets - Phase 1 Sponsor LLC 2021-1 B1, 2.4100%, 10/20/61
ž
2,779,000 1,674,108
NRM FNT1 Excess LLC 2024-FNT1 A, 7.3980%, 11/25/31
Ç,ž
3,506,737 3,532,793
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50
ž
2,843,393 2,464,139
Oaktree ABF Equipment ST LLC 2026-1A A2, 4.5000%, 10/17/33
ž
1,901,000 1,899,142
RCKT Mortgage Trust 2023-CES1 A1A, 6.5150%, 6/25/43
‡,ž
856,812 854,552
RCKT Mortgage Trust 2024-CES1 A1A, 6.0250%, 2/25/44
‡,ž
1,380,152 1,381,419
RCKT Mortgage Trust 2024-CES2 A1A, 6.1410%, 4/25/44
‡,ž
2,962,720 2,969,434

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
4 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
RCKT Mortgage Trust 2024-CES5 A1A, 5.8460%, 8/25/44
Ç,ž
$ 2,515,893 $ 2,521,317
RCKT Mortgage Trust 2024-CES6 A1A, 5.3440%, 9/25/44
Ç,ž
2,580,202 2,575,922
RCKT Mortgage Trust 2024-CES7 A1A, 5.1580%, 10/25/44
Ç,ž
5,367,777 5,348,484
RCKT Mortgage Trust 2024-CES9 A1A, 5.5820%, 12/25/44
Ç,ž
1,049,007 1,049,687
RCKT Mortgage Trust 2025-CES10 A1A, 4.8940%, 11/25/55
Ç,ž
3,757,222 3,713,291
RCKT Mortgage Trust 2025-CES12 A1A, 5.0270%, 11/25/55
Ç,ž
987,960 979,231
RCKT Mortgage Trust 2025-CES2 A1A, 5.5030%, 2/25/55
Ç,ž
2,257,892 2,262,416
RCKT Mortgage Trust 2025-CES7 A1A, 5.3770%, 7/25/55
Ç,ž
1,529,338 1,526,499
RCKT Mortgage Trust 2025-CES8 A1A, 5.1477%, 8/25/55
‡,ž
4,254,901 4,227,665
RCKT Mortgage Trust 2025-CES9 A1A, 4.7950%, 9/25/55
Ç,ž
1,687,151 1,663,920
RCKT Mortgage Trust 2026-CES2 A1A, 4.7620%, 2/25/56
Ç,ž
2,879,708 2,836,661
RCKT Mortgage Trust 2026-CES2 A1B, 4.8630%, 2/25/56
Ç,ž
793,427 784,560
RCKT Mortgage Trust 2026-CES4 A1A, 5.1240%, 4/25/56
Ç,ž
2,506,930 2,490,791
RCKT Mortgage Trust 2026-CES6 A1A, 5.3210%, 6/25/56
Ç,ž
2,300,000 2,295,850
Research-Driven Pagaya Motor Asset Trust 2026-R1A A, 5.6590%, 7/25/34
ž
2,132,318 2,139,068
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53
‡,ž
5,991,860 6,136,958
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53
‡,ž
3,207,154 3,294,285
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54
‡,ž
1,693,734 1,705,528
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54
‡,ž
2,598,974 2,631,222
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1
Month + 1.6000%, 5.2483%, 10/25/55
‡,ž
4,590,079 4,591,890
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1A, CME Term SOFR 1
Month + 1.4000%, 5.0483%, 4/25/56
‡,ž
3,259,937 3,263,577
SCF Equipment Leasing LLC 2025-2A A2, 4.2600%, 12/22/31
ž
1,778,856 1,774,559
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56
ž
4,786,000 4,730,426
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55
ž
12,936,000 12,715,931
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56
ž
6,362,000 6,167,620
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51
ž
6,538,538 6,093,742
Tesla Sustainable Energy Business Trust 2026-1A A, 5.3100%, 5/20/52
ž
5,599,000 5,545,662
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65
Ç,ž
7,071,141 7,020,709
Trackside Rail LLC 2026-1A A, 4.8900%, 3/20/56
ž
7,332,606 7,094,250
Truist Bank Auto Credit-Linked Notes 2026-1 B, 5.0670%, 6/26/34
ž
4,290,000 4,286,364
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47
ž
1,902,474 1,887,555
US Bank NA 2026-RVM1 B1, 4.9590%, 12/25/46
ž
2,824,736 2,806,058
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45
ž
3,097,000 2,971,302
VB-S1 Issuer LLC 2026-1A C2, 4.6930%, 3/15/56
ž
3,005,000 2,921,404
Vista Point Securitization Trust 2026-CES1 A1, 5.0350%, 2/25/56
Ç,ž
2,739,242 2,705,002
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51
ž
1,265,013 1,168,429
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51
ž
3,518,765 3,106,343
Wendy's Funding LLC 2022-1A A2II, 4.5350%, 3/15/52
ž
763,944 730,701
Zayo Issuer LLC 2025-2A A2, 5.9530%, 6/20/55
ž
1,315,831 1,330,328
Zayo Issuer LLC 2025-3A B, 5.7160%, 10/20/55
ž
1,673,000 1,632,945
Total Asset-Backed Securities (cost $300,833,101) 298,092,857
Bank Loans - 0 .9%
Consumer Discretionary - 0 .1%
Belron Finance 2019 LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
2.0000%, 5.6567%, 10/16/31
‡,ƒ
3,411,083 3,406,103
Pioneer OpCo LLC, First Lien Term Loan B, CME Term SOFR 1 Month + 3.2500%,
6.8790%, 5/16/33
‡,ƒ
6,089,327 6,107,839
9,513,942
Financials - 0 .1%
Citadel Securities Global Holdings LLC, First Lien Term Loan, CME Term SOFR 3
Month + 2.0000%, 5.6996%, 10/31/31
‡,ƒ
7,436,959 7,418,888

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Health Care - 0 .1%
Medline Borrower LP, First Lien Term Loan, CME Term SOFR 1 Month + 1.5000%,
5.1439%, 5/30/33
‡,ƒ
$ 8,013,051 $ 7,959,524
Industrials - 0 .4%
CompoSecure Holdings LLC, First Lien Term Loan, CME Term SOFR 3 Month +
2.2500%, 5.9177%, 1/14/33
‡,ƒ
932,000 925,811
EMRLD Borrower LP, First Lien Term Loan, CME Term SOFR 1 Month + 2.2500%,
5.8939%, 8/4/31
‡,ƒ
14,375,149 14,355,168
EMRLD Borrower LP, First Lien Term Loan B, CME Term SOFR 3 Month +
2.2500%, 5.9158%, 5/31/30
‡,ƒ
3,029,630 3,025,570
Genesee & Wyoming, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
1.7500%, 5.4822%, 4/10/31
‡,ƒ
12,895,560 12,834,306
TransDigm, Inc., First Lien Term Loan M, CME Term SOFR 1 Month + 2.5000%,
6.1203%, 8/19/32
‡,ƒ
7,165,850 7,166,710
38,307,565
Information Technology - 0 .1%
Qnity Electronics, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
2.0000%, 5.6658%, 10/29/32
‡,ƒ
2,721,325 2,724,128
Utilities - 0 .1%
Alpha Generation LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
1.7500%, 5.3939%, 9/30/31
‡,ƒ
5,149,283 5,096,811
Talen Energy Supply LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
2.0000%, 5.6439%, 11/25/32
‡,ƒ
6,368,346 6,312,623
11,409,434
Total Bank Loans (cost $77,465,002) 77,333,481
Collateralized Loan Obligations - 2 .0%
AGL CLO 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9521%,
10/21/38
‡,ž
13,400,000 13,421,728
Bain Capital Credit CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%,
4.9771%, 10/24/38
‡,ž
7,772,000 7,782,910
Ballyrock CLO 14 Ltd. 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%,
5.2552%, 7/20/37
‡,ž
1,845,969 1,851,162
Barings Loan Partners CLO 5 Ltd. LP-5A A, CME Term SOFR 3 Month + 1.2200%,
4.8952%, 1/20/35
‡,ž
8,736,327 8,740,695
Benefit Street Partners CLO 43 Ltd. 2025-43A A, CME Term SOFR 3 Month +
1.2700%, 4.9452%, 10/20/38
‡,ž
10,806,000 10,818,747
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 5.0631%, 7/15/37
‡,ž
12,565,000 12,582,856
Carlyle US CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%,
4.9952%, 7/20/38
‡,ž
11,418,000 11,440,790
CBAM Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.0204%,
10/17/38
‡,ž
5,299,000 5,308,164
CIFC Funding Ltd. 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9552%,
10/19/38
‡,ž
8,828,000 8,842,304
Elmwood CLO X Ltd. 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%,
4.9752%, 7/20/38
‡,ž
4,041,144 4,047,973
GoldenTree Loan Management US CLO 17 Ltd. 2023-17A AR, CME Term SOFR 3
Month + 1.2800%, 4.9552%, 1/20/39
‡,ž
9,321,000 9,333,695
Madison Park Funding LV Ltd. 2022-55A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0352%, 7/18/37
‡,ž
12,893,139 12,913,051
Madison Park Funding LXII Ltd. 2022-62A A1R2, CME Term SOFR 3 Month +
1.3000%, 4.9795%, 7/16/38
‡,ž
9,017,000 9,027,924
Madison Park Funding LXXIII Ltd. 2025-73A A1, CME Term SOFR 3 Month +
1.3000%, 4.9804%, 10/17/38
‡,ž
9,600,000 9,612,455

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
6 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XXXIV Ltd. 2019-34A A2RR, CME Term SOFR 3 Month +
1.6000%, 5.2795%, 10/16/37
‡,ž
$ 4,190,000 $ 4,200,444
Magnetite 50 Ltd. 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 4.9466%,
7/25/38
‡,ž
6,846,000 6,852,842
Neuberger Berman CLO 32R Ltd. 2019-32RA A, CME Term SOFR 3 Month +
1.3100%, 4.9852%, 7/20/39
‡,ž
8,069,700 8,084,995
OCP CLO Ltd. 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 4.9671%,
10/24/38
‡,ž
2,102,951 2,105,695
Octagon Investment Partners 42 Ltd. 2019-3A A2RR, CME Term SOFR 3 Month +
1.5600%, 5.2331%, 7/15/37
‡,ž
900,034 902,051
OHA Credit Funding 7 Ltd. 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%,
4.9552%, 7/19/38
‡,ž
8,534,000 8,542,414
OHA Credit Funding 9 Ltd. 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%,
5.2552%, 10/19/37
‡,ž
6,022,000 6,036,055
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.0521%, 7/21/37
‡,ž
8,897,000 8,911,966
Texas Debt Capital CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%,
5.0421%, 10/21/37
‡,ž
9,000,000 9,015,835
Voya CLO Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.2252%,
7/20/37
‡,ž
3,637,684 3,645,874
Total Collateralized Loan Obligations (cost $183,745,181) 184,022,625
Corporate Bonds - 8 .2%
Communication Services - 0 .6%
AT&T, Inc., 5.2500%, 10/30/36 12,925,000 12,692,359
Big Sky Funding LLC, 5.5000%, 12/31/27
¢
16,000,000 16,000,000
Black Pearl Compute LLC, 6.1250%, 2/15/31
ž
13,396,000 13,567,670
ROBLOX Corp., 3.8750%, 5/1/30
ž
10,408,000 9,835,809
52,095,838
Consumer Discretionary - 0 .2%
Carnival Corp. Ltd., 5.7500%, 8/1/32
ž
7,105,000 7,174,397
Flutter Treasury DAC, 5.8750%, 6/4/31
ž
3,621,000 3,608,580
KB Home, 4.0000%, 6/15/31 2,516,000 2,353,510
13,136,487
Consumer Staples - 0.0%
Diageo Capital plc, 2.1250%, 4/29/32 2,398,000 2,079,063
Energy - 1 .0%
Antero Resources Corp., 5.4000%, 2/1/36 11,731,000 11,546,077
Cheniere Energy, Inc., 5.6500%, 4/15/34 7,295,000 7,486,573
Columbia Pipelines Operating Co. LLC, 6.0360%, 11/15/33
ž
4,304,000 4,518,639
DT Midstream, Inc., 4.1250%, 6/15/29
ž
8,843,000 8,666,300
DT Midstream, Inc., 4.3750%, 6/15/31
ž
14,397,000 13,905,887
DT Midstream, Inc., 4.3000%, 4/15/32
ž
2,519,000 2,405,726
Hess Midstream Operations LP, 5.1250%, 6/15/28
ž
3,621,000 3,610,919
Hess Midstream Operations LP, 4.2500%, 2/15/30
ž
5,338,000 5,149,145
Occidental Petroleum Corp., 8.8750%, 7/15/30 3,602,000 4,055,757
SM Energy Co., 8.6250%, 11/1/30
ž
1,877,000 1,971,258
SM Energy Co., 8.7500%, 7/1/31
ž
5,512,000 5,757,477
SM Energy Co., 9.6250%, 6/15/33
ž
8,629,000 9,461,172
Sunoco LP, 7.0000%, 5/1/29
ž
7,825,000 8,039,875
Sunoco LP, 5.6250%, 3/15/31
ž
2,711,000 2,691,226
Sunoco LP, 7.2500%, 5/1/32
ž
4,408,000 4,572,471
93,838,502
Financials - 3 .4%
Asurion LLC, 8.0000%, 12/31/32
ž
5,405,000 5,445,843

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financials - (continued)
Atlas Warehouse Lending Co. LP, 4.6250%, 11/15/28
ž
$ 2,056,000 $ 2,028,332
Atlas Warehouse Lending Co. LP, 4.9500%, 11/15/30
ž
3,242,000 3,196,555
Bank of America Corp., SOFR + 1.0000%, 5.1620%, 1/24/31
‡
16,431,000 16,653,396
Bank of America Corp., SOFR + 1.8400%, 5.8720%, 9/15/34
‡
6,100,000 6,375,757
Blackstone Private Credit Fund, 7.3000%, 11/27/28 5,166,000 5,330,069
Blue Owl Credit Income Corp., 4.7000%, 2/8/27 877,000 872,634
Blue Owl Credit Income Corp., 7.9500%, 6/13/28 3,051,000 3,155,135
Capital One Financial Corp., SOFR + 1.9900%, 5.8840%, 7/26/35
‡
8,321,000 8,557,929
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36
‡
6,214,000 6,356,025
Capital One Financial Corp., SOFRINDX + 3.3700%, 7.9640%, 11/2/34
‡
4,170,000 4,795,734
Charles Schwab Corp. (The), L , U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.2500%, 6.1000%, 6/1/31
‡,μ
6,855,000 6,856,508
Citigroup, Inc., CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28
‡
11,561,000 11,522,013
Citigroup, Inc., SOFR + 1.1710%, 4.5030%, 9/11/31
‡
3,290,000 3,247,170
Citigroup, Inc., SOFR + 1.4880%, 5.1740%, 9/11/36
‡
2,832,000 2,816,218
Citigroup, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
3.0010%, 6.6250%, 2/15/31
‡,μ
4,527,000 4,612,094
Goldman Sachs Group, Inc. (The), SOFR + 0.9600%, 4.5160%, 1/21/32
‡
3,832,000 3,759,684
Goldman Sachs Group, Inc. (The), SOFR + 0.9900%, 4.5940%, 4/20/30
‡
3,896,000 3,874,011
Goldman Sachs Group, Inc. (The), SOFR + 1.1900%, 5.0650%, 1/21/37
‡
3,832,000 3,741,378
Goldman Sachs Group, Inc. (The), SOFR + 1.3400%, 5.0940%, 4/20/34
‡
4,798,000 4,778,753
Goldman Sachs Group, Inc. (The), SOFR + 1.3800%, 5.5360%, 1/28/36
‡
7,598,000 7,716,394
Jane Street Group, 7.1250%, 4/30/31
ž
4,873,000 5,038,468
Jane Street Group, 6.1250%, 11/1/32
ž
12,094,000 12,096,515
Jane Street Group, 6.7500%, 5/1/33
ž
9,862,000 10,141,751
JPMorgan Chase & Co., SOFR + 0.9900%, 4.6220%, 4/23/32
‡
8,060,000 7,966,978
JPMorgan Chase & Co., SOFR + 1.0100%, 5.1400%, 1/24/31
‡
7,304,000 7,386,134
JPMorgan Chase & Co., SOFR + 1.2600%, 5.1480%, 4/23/37
‡
6,739,000 6,690,458
JPMorgan Chase & Co., PP , U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.0800%, 6.1000%, 7/1/31
‡,μ
10,934,000 11,072,426
LPL Holdings, Inc., 6.7500%, 11/17/28 10,435,000 10,849,105
LPL Holdings, Inc., 6.0000%, 5/20/34 6,846,000 7,003,029
LPL Holdings, Inc., 5.6500%, 3/15/35 4,920,000 4,889,627
LPL Holdings, Inc., 5.7500%, 6/15/35 5,874,000 5,879,553
Morgan Stanley, SOFR + 0.9500%, 4.4930%, 1/16/32
‡
11,029,000 10,814,620
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
5,523,000 4,966,232
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35
‡
8,439,000 8,479,634
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34
‡
6,139,000 6,234,228
Morgan Stanley, SOFRINDX + 1.4100%, 5.2960%, 4/10/37
‡
7,578,000 7,540,349
PNC Financial Services Group, Inc. (The), SOFR + 2.2840%, 6.8750%, 10/20/34
‡
6,227,000 6,874,774
Rocket Cos., Inc., 6.1250%, 8/1/30
ž
3,459,000 3,518,398
Rocket Cos., Inc., 6.3750%, 8/1/33
ž
14,496,000 14,741,916
Societe Generale SA, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1
Year + 1.2000%, 5.5000%, 4/13/29
‡,ž
4,851,000 4,904,310
Societe Generale SA, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1
Year + 1.6000%, 6.1000%, 4/13/33
‡,ž
11,950,000 12,417,122
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36
‡
7,864,000 8,005,155
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30
‡
6,844,000 6,960,297
US Bancorp, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
0.9500%, 2.4910%, 11/3/36
‡
6,449,000 5,614,069
305,776,780
Health Care - 0 .8%
CVS Health Corp., 5.7000%, 6/1/34 5,130,000 5,295,515

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
8 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Health Care - (continued)
CVS Health Corp., 5.4500%, 9/15/35 $ 5,014,000 $ 5,078,862
CVS Health Corp., 4.7800%, 3/25/38 11,256,000 10,553,170
Health Care Service Corp., 5.4500%, 6/15/34
ž
11,338,000 11,393,705
Health Care Service Corp. A Mutual Legal Reserve Co., 5.2000%, 6/15/29
ž
5,028,000 5,071,483
Health Care Service Corp. A Mutual Legal Reserve Co., 2.2000%, 6/1/30
ž
4,729,000 4,283,497
Humana, Inc., 5.8750%, 3/1/33 1,812,000 1,868,899
Humana, Inc., 5.9500%, 3/15/34 4,950,000 5,123,998
Solventum Corp., 5.6000%, 3/23/34 13,920,000 14,246,345
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 2,845,000 3,000,750
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32 5,206,000 5,401,980
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30 4,167,000 4,268,871
75,587,075
Industrials - 0 .1%
GXO Logistics, Inc., 1.6500%, 7/15/26 4,255,000 4,248,855
Quikrete Holdings, Inc., 6.3750%, 3/1/32
ž
5,502,000 5,618,516
9,867,371
Information Technology - 0 .9%
AppLovin Corp., 5.3750%, 12/1/31 6,587,000 6,678,878
AppLovin Corp., 5.5000%, 12/1/34 13,359,000 13,479,774
AppLovin Corp., 5.9500%, 12/1/54 6,733,000 6,490,949
Booz Allen Hamilton, Inc., 5.9500%, 8/4/33 7,687,000 7,718,956
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35
#
11,859,000 11,812,112
Foundry JV Holdco LLC, 5.9000%, 1/25/33
ž
1,844,000 1,921,909
Foundry JV Holdco LLC, 5.8750%, 1/25/34
ž
5,061,000 5,142,245
Foundry JV Holdco LLC, 6.2500%, 1/25/35
ž
1,844,000 1,957,357
Foundry JV Holdco LLC, 6.1000%, 1/25/36
ž
2,777,000 2,927,562
Foundry JV Holdco LLC, 6.2000%, 1/25/37
ž
4,198,000 4,439,110
Oracle Corp., 5.5000%, 8/3/35 2,134,000 2,042,110
Oracle Corp., 5.9500%, 9/26/55 2,444,000 2,076,956
Oracle Corp., 6.1000%, 9/26/65 3,514,000 2,939,962
Oracle Corp., 5.7000%, 2/4/36 4,171,000 4,039,425
Qnity Electronics, Inc., 5.7500%, 8/15/32
ž
3,406,000 3,424,140
Workday, Inc., 3.8000%, 4/1/32
#
4,129,000 3,844,868
80,936,313
Materials - 0.0%
First Quantum Minerals Ltd., 6.3750%, 2/15/36
ž
3,946,000 3,872,542
Real Estate - 0 .2%
GLP Capital LP, 5.3000%, 1/15/29 344,000 345,612
GLP Capital LP, 6.7500%, 12/1/33 4,841,000 5,128,691
GLP Capital LP, 5.6250%, 9/15/34 5,014,000 4,974,558
GLP Capital LP, 5.6250%, 3/1/36 3,145,000 3,082,030
VICI Properties LP, 5.6250%, 4/1/35 5,593,000 5,595,369
19,126,260
Utilities - 1 .0%
Alpha Generation LLC, 6.2500%, 1/15/34
ž
9,467,000 9,315,388
American Electric Power Co., Inc., C , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 2.1280%, 5.8000%, 3/15/56
‡
3,569,000 3,549,405
American Electric Power Co., Inc., D , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.9400%, 6.0500%, 3/15/56
‡
2,855,000 2,838,941
Duke Energy Corp., 5.4500%, 6/15/34 12,350,000 12,613,689
NextEra Energy Capital Holdings, Inc., AA , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.8400%, 6.0000%, 10/1/56
‡
5,990,000 5,987,029

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
NextEra Energy Capital Holdings, Inc., BB , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.7650%, 6.2000%, 10/1/56
‡
$ 2,873,000 $ 2,870,223
NextEra Energy Capital Holdings, Inc., CC , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.6850%, 6.6250%, 10/1/66
‡
1,819,000 1,847,007
NRG Energy, Inc., 4.7340%, 10/15/30
ž
7,282,000 7,192,377
Talen Energy Supply LLC, 6.3750%, 5/1/33
ž
8,894,000 8,882,774
Talen Energy Supply LLC, 6.2500%, 2/1/34
ž
6,610,000 6,569,824
Talen Energy Supply LLC, 6.5000%, 2/1/36
ž
10,849,000 10,937,495
Vistra Operations Co. LLC, 4.7000%, 1/31/31
ž
1,402,000 1,373,934
Vistra Operations Co. LLC, 5.0000%, 4/30/31
ž
7,503,000 7,446,277
Vistra Operations Co. LLC, 5.2500%, 4/30/33
ž
3,376,000 3,351,016
Vistra Operations Co. LLC, 5.3500%, 1/31/36
ž
2,758,000 2,702,837
Vistra Operations Co. LLC, 5.5500%, 4/30/36
ž
6,932,000 6,896,573
94,374,789
Total Corporate Bonds (cost 746,197,535) 750,691,020
Commercial Mortgage-Backed Securities - 3 .4%
280 Park Avenue Mortgage Trust , CME Term SOFR 1 Month + 1.1800% ,
4.8054% , 9/15/34
‡ ,ž
3,072,117 3,068,569
ALA Trust , CME Term SOFR 1 Month + 1.7426% , 5.3686% , 6/15/40
‡ ,ž
13,839,000 13,890,353
BAMLL Re-REMIC Trust
1.2731%, 7/27/50
‡,ž
2,374,000 2,138,971
0.4697%, 1/27/50
‡,ž
3,322,516 3,145,559
BLP Commercial Mortgage Trust
2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.8254%, 3/15/42
‡,ž
8,413,073 8,389,986
2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.1254%, 12/15/42
‡,ž
5,304,000 5,311,448
BPR Trust
7.1465%, 10/5/38
‡,ž
7,145,000 7,278,577
5.3580%, 11/5/41
‡,ž
9,912,470 9,974,521
5.8500%, 11/5/41
‡,ž
3,827,000 3,780,478
BX Commercial Mortgage Trust
2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.1183%, 10/15/41
‡,ž
9,099,742 9,123,154
2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2153%, 8/15/41
‡,ž
3,491,553 3,501,831
2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5128%, 10/15/41
‡,ž
10,411,568 10,431,294
2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 4.9182%, 12/15/39
‡,ž
4,592,659 4,600,906
2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.2677%, 12/15/39
‡,ž
3,176,172 3,183,553
2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.0687%, 4/15/40
‡,ž
3,989,225 3,989,757
2026-CSMO A, CME Term SOFR 1 Month + 1.4000%, 5.0254%, 2/15/43
‡,ž
7,500,000 7,514,688
2026-CSMO B, CME Term SOFR 1 Month + 1.7000%, 5.3254%, 2/15/43
‡,ž
2,565,000 2,579,607
2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6254%, 2/15/43
‡,ž
1,607,000 1,621,037
BX Trust
3.6050%, 12/9/41
ž
804,000 762,152
3.8560%, 12/9/41
ž
2,229,000 2,117,171
2021-LBA AV, CME Term SOFR 1 Month + 1.1645%, 4.7905%, 2/15/36
‡,ž
2,044,368 2,043,745
5.1988%, 12/13/42
‡,ž
10,344,000 10,349,533
2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.7754%, 2/15/35
‡,ž
8,630,000 8,592,216
2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.2250%, 7/15/42
‡,ž
7,965,000 7,954,146
2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.7692%, 3/15/30
‡,ž
10,632,420 10,613,565
2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.0189%, 3/15/30
‡,ž
2,326,987 2,319,712
2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.3254%, 7/15/44
‡,ž
11,326,268 11,328,745
BXHPP Trust , CME Term SOFR 1 Month + 0.7645% , 4.3895% , 8/15/36
‡ ,ž
1,101,000 1,049,358
BXP Trust , 3.3790% , 6/13/39
ž
1,140,000 1,123,252
CONE Trust
2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.2671%, 8/15/41
‡,ž
5,952,000 5,924,894

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
10 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
CONE Trust - (continued)
2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 5.9162%, 8/15/41
‡,ž
$ 4,376,181 $ 4,375,395
Croton Park CLO Ltd. , 5.2331% , 10/15/36
‡
5,745,000 5,757,895
CSTL Commercial Mortgage Trust , 4.8510% , 2/10/43
‡ ,ž
1,789,000 1,761,950
DATA Mortgage Trust , 5.4756% , 5/10/46
‡ ,ž
2,393,509 2,372,941
Fannie Mae REMIC
3.0000%, 5/25/48 1,631,166 1,451,816
3.0000%, 11/25/49 2,138,249 1,909,465
FREMF Mortgage Trust , 5.8219% , 11/25/28
‡ ,ž
1,838,000 1,723,338
FS , CME Term SOFR 1 Month + 1.3500% , 4.9754% , 2/15/41
‡ ,ž
3,338,000 3,341,371
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.2872% , 11/25/41
‡ ,ž
3,444,708 3,444,363
GWT , CME Term SOFR 1 Month + 1.6912% , 5.3166% , 5/15/41
‡ ,ž
10,398,000 10,417,835
Hudsons Bay Simon JV Trust , 4.1545% , 8/5/34
ž
1,931,612 1,853,569
KRE Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3000% ,
4.9254% , 3/15/42
‡ ,ž
7,051,728 7,042,412
LEX Mortgage Trust , 5.0361% , 10/13/33
‡ ,ž
2,200,000 2,190,892
LEX Trust , CME Term SOFR 1 Month + 1.3500% , 4.9754% , 3/15/43
‡ ,ž
2,947,000 2,947,527
Life Mortgage Trust
2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.8395%, 3/15/38
‡,ž
456,249 452,655
2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 4.9206%, 5/15/39
‡,ž
4,579,929 4,361,480
MIC Trust , 8.7315% , 12/5/38
‡ ,ž
5,052,469 5,330,511
MLTI Trust , CME Term SOFR 1 Month + 1.4000% , 5.0213% , 6/15/31
‡ ,ž
6,070,000 6,076,596
National Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3500% ,
4.9754% , 6/15/43
‡ ,ž
6,577,000 6,580,931
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3933% ,
5.0187% , 10/15/40
‡ ,ž
7,104,000 7,119,527
NYC Trust , 5.0529% , 6/6/40
‡ ,ž
7,362,000 7,328,113
PLYM Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2500% ,
4.8754% , 3/15/43
‡ ,ž
2,496,000 2,497,181
PNW Trust , CME Term SOFR 1 Month + 1.7113% , 5.3367% , 4/15/41
‡ ,ž
5,431,000 5,418,810
SCG Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2000% ,
4.8254% , 3/15/35
‡ ,ž
10,048,000 10,041,292
SMRT Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.0000% ,
4.6260% , 1/15/39
‡ ,ž
11,242,000 11,238,550
TEXAS Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2931% ,
4.9185% , 4/15/42
‡ ,ž
2,757,000 2,750,018
TYSN Mortgage Trust , 6.7991% , 12/10/33
‡ ,ž
8,090,504 8,341,142
VASA Trust , CME Term SOFR 1 Month + 1.0145% , 4.6405% , 7/15/39
‡ ,ž
2,380,846 2,333,296
Wells Fargo Commercial Mortgage Trust , 5.2704% , 3/15/38
‡ ,ž
10,219,000 10,171,946
Total Commercial Mortgage-Backed Securities (cost $306,847,621) 308,335,595
Mortgage-Backed Securities - 7 .5%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
^
24,525,199 20,489,700
3.0000%, TBA, 30 Year Maturity
^
692,000 603,472
4.5000%, TBA, 30 Year Maturity
^
14,976,629 14,349,198
5.0000%, TBA, 30 Year Maturity
^
19,419,490 19,076,717
6.0000%, TBA, 30 Year Maturity
^
46,156,602 47,063,413
Fannie Mae Pool
Pool # AL5942, 5.0000%, 7/1/44 21,621 21,649
Pool # AL7381, 4.5000%, 6/1/45 409,530 406,867
Pool # AT2957, 3.0000%, 5/1/43 303,170 273,747
Pool # BF0130, 3.5000%, 8/1/56 2,253,940 2,044,863
Pool # BF0167, 3.0000%, 2/1/57 2,288,490 1,966,696

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool - (continued)
Pool # BF0189, 3.0000%, 6/1/57 $ 42,081 $ 36,073
Pool # BF0598, 2.5000%, 3/1/62 5,402,165 4,476,320
Pool # BF0619, 2.5000%, 3/1/62 17,128,638 13,946,330
Pool # BM7069, 4.5000%, 7/1/50 3,717,270 3,544,672
Pool # MA1363, 3.0000%, 2/1/43 30,968 28,159
Fannie Mae Pool UMBS, 15 Year
Pool # BO3223, 3.0000%, 10/1/34 125,166 119,653
Pool # BO4725, 2.5000%, 11/1/34 127,689 120,630
Pool # BO5957, 3.0000%, 12/1/34 79,656 76,138
Pool # BO7717, 3.0000%, 11/1/34 61,728 59,134
Pool # FS3713, 2.5000%, 12/1/36 8,076,809 7,588,152
Fannie Mae Pool UMBS, 30 Year
Pool # 995757, 6.0000%, 2/1/37 35,431 36,871
Pool # AB7563, 3.0000%, 1/1/43 134,753 122,791
Pool # AL5887, 4.5000%, 10/1/44 476,284 469,835
Pool # AL6542, 4.5000%, 3/1/45 785,575 774,938
Pool # AL6842, 4.0000%, 5/1/45 179,566 171,730
Pool # AL6997, 4.5000%, 11/1/42 195,920 193,637
Pool # BH1902, 3.5000%, 12/1/47 69,894 64,918
Pool # BJ4559, 3.5000%, 1/1/48 473,823 438,948
Pool # BJ4566, 4.0000%, 1/1/48 1,747,120 1,668,480
Pool # BJ4567, 4.0000%, 1/1/48 1,680,048 1,603,347
Pool # BJ5170, 3.5000%, 3/1/48 84,473 78,437
Pool # BJ9181, 5.0000%, 5/1/48 447,807 448,757
Pool # BK1964, 4.0000%, 3/1/48 478,761 456,037
Pool # BK2913, 2.5000%, 8/1/50 485,680 417,139
Pool # BK3211, 4.5000%, 3/1/48 22,650 22,095
Pool # BM3282, 3.5000%, 12/1/47 49,590 46,060
Pool # BM3912, 3.0000%, 3/1/47 995,007 892,806
Pool # BN0012, 4.5000%, 8/1/48 12,529 12,222
Pool # BN3899, 4.0000%, 12/1/48 210,126 199,259
Pool # BO2983, 3.0000%, 9/1/49 143,755 128,682
Pool # BT2256, 2.5000%, 3/1/52 598,081 509,661
Pool # BT8021, 5.0000%, 1/1/53 1,054,357 1,049,288
Pool # BV2962, 2.5000%, 3/1/52 199,467 170,027
Pool # BV2965, 2.5000%, 3/1/52 464,916 396,326
Pool # BV4144, 3.0000%, 3/1/52 2,906,301 2,579,293
Pool # BV4203, 3.5000%, 4/1/52 380,533 350,652
Pool # BV5152, 2.5000%, 3/1/52 454,339 387,323
Pool # BV5379, 3.0000%, 4/1/52 2,506,052 2,226,828
Pool # BV5380, 3.0000%, 4/1/52 2,119,266 1,880,494
Pool # BV5393, 3.5000%, 4/1/52 1,083,253 998,191
Pool # BV6879, 4.5000%, 4/1/52 340,734 329,376
Pool # BV7131, 4.5000%, 4/1/52 108,286 104,668
Pool # BV7132, 4.5000%, 4/1/52 135,649 131,115
Pool # BV7632, 4.5000%, 4/1/52 261,750 253,025
Pool # BV8484, 3.5000%, 4/1/52 390,509 359,845
Pool # BW0072, 4.5000%, 4/1/52 89,344 86,358
Pool # BW0081, 4.5000%, 4/1/52 192,744 186,302
Pool # BW0343, 4.5000%, 5/1/52 492,807 476,335
Pool # BW1288, 5.0000%, 10/1/52 837,408 832,236
Pool # BW7369, 5.0000%, 10/1/52 1,838,363 1,829,523
Pool # BX5759, 5.0000%, 1/1/53 372,824 370,873

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
12 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 30 Year - (continued)
Pool # BX5969, 5.0000%, 2/1/53 $ 435,078 $ 432,429
Pool # BX7860, 5.5000%, 3/1/53 156,994 159,490
Pool # BX8071, 5.0000%, 3/1/53 224,385 222,936
Pool # BX9351, 5.0000%, 4/1/53 498,817 495,597
Pool # BY0782, 5.5000%, 4/1/53 92,938 94,496
Pool # BY0866, 5.5000%, 5/1/53 87,025 88,207
Pool # BY1896, 5.5000%, 5/1/53 169,805 171,843
Pool # BY1920, 5.0000%, 5/1/53 271,870 270,115
Pool # BY2783, 5.0000%, 6/1/53 298,992 297,062
Pool # BY3263, 5.0000%, 6/1/53 386,805 384,309
Pool # BY4284, 5.5000%, 6/1/53 159,257 161,928
Pool # BY6374, 5.5000%, 7/1/53 423,346 428,425
Pool # BY6690, 5.0000%, 8/1/53 319,781 317,833
Pool # BY7004, 5.5000%, 7/1/53 146,948 149,412
Pool # CA0108, 3.5000%, 8/1/47 167,451 155,530
Pool # CA3683, 4.5000%, 6/1/49 82,284 80,203
Pool # CA4035, 4.5000%, 8/1/49 125,019 121,856
Pool # CA4646, 3.0000%, 2/1/48 489,584 442,040
Pool # CA5573, 4.0000%, 4/1/50 551,660 521,349
Pool # CA6635, 2.5000%, 8/1/50 16,954,953 14,547,721
Pool # CB0044, 3.0000%, 4/1/51 499,900 441,720
Pool # CB0456, 2.5000%, 5/1/51 1,552,411 1,299,671
Pool # CB2681, 3.5000%, 1/1/52 1,499,738 1,386,753
Pool # CB2750, 2.5000%, 2/1/52 8,186,035 6,913,106
Pool # CB2907, 3.5000%, 2/1/52 4,036,950 3,732,510
Pool # CB3042, 2.5000%, 3/1/52 2,335,880 1,991,443
Pool # CB3043, 2.5000%, 3/1/52 6,503,866 5,544,535
Pool # CB3240, 3.0000%, 4/1/52 6,607,578 5,848,395
Pool # CB3501, 3.5000%, 5/1/52 1,859,666 1,703,545
Pool # CB4329, 3.5000%, 7/1/52 344,571 317,697
Pool # CB6686, 4.5000%, 7/1/53 1,791,686 1,739,909
Pool # CB6851, 4.5000%, 8/1/53 1,564,472 1,519,117
Pool # CB7112, 5.5000%, 9/1/53 7,140,865 7,257,056
Pool # CB7430, 5.5000%, 11/1/53 2,234,660 2,279,321
Pool # CB8134, 5.5000%, 3/1/54 4,123,772 4,198,763
Pool # CB8543, 6.0000%, 5/1/54 11,648,776 12,041,535
Pool # FA3182, 6.0000%, 10/1/55 1,348,184 1,385,264
Pool # FA4270, 5.0000%, 12/1/55 8,215,021 8,166,786
Pool # FA4600, 2.5000%, 1/1/54 2,750,103 2,313,889
Pool # FM3664, 4.0000%, 3/1/49 737,726 699,572
Pool # FM5076, 4.0000%, 8/1/50 514,930 486,637
Pool # FM7159, 2.5000%, 2/1/51 5,521,928 4,625,071
Pool # FS0359, 2.5000%, 1/1/52 3,118,024 2,660,040
Pool # FS0662, 2.5000%, 2/1/52 15,364,742 13,098,418
Pool # FS1081, 2.5000%, 3/1/52 6,289,270 5,361,409
Pool # FS1184, 3.5000%, 3/1/52 2,818,962 2,599,110
Pool # FS1301, 3.5000%, 4/1/52 1,107,091 1,011,032
Pool # FS2144, 3.5000%, 6/1/52 3,992,659 3,681,271
Pool # FS2546, 4.0000%, 3/1/51 116,942 110,894
Pool # FS2713, 4.5000%, 10/1/50 2,905,706 2,834,486
Pool # FS3377, 4.0000%, 5/1/52 2,630,006 2,493,988
Pool # FS5339, 3.0000%, 7/1/52 3,717,335 3,277,724
Pool # FS5362, 4.5000%, 12/1/50 3,790,538 3,697,631

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 30 Year - (continued)
Pool # FS5491, 3.0000%, 7/1/52 $ 6,287,917 $ 5,542,365
Pool # FS5988, 2.5000%, 3/1/52 6,306,253 5,366,012
Pool # FS6380, 2.5000%, 2/1/52 4,916,699 4,117,380
Pool # FS6926, 2.5000%, 5/1/52 16,164,488 13,762,284
Pool # FS7607, 6.0000%, 3/1/54 1,791,418 1,859,952
Pool # FS7643, 6.0000%, 4/1/54 4,455,325 4,629,376
Pool # FS8037, 6.0000%, 1/1/54 2,088,803 2,171,033
Pool # MA3521, 4.0000%, 11/1/48 1,417,017 1,343,732
Pool # MA3774, 3.0000%, 9/1/49 3,672,908 3,242,355
Pool # MA3908, 4.5000%, 1/1/50 172,711 168,342
Pool # MA4079, 3.0000%, 7/1/50 1,909,227 1,684,020
Pool # MA4378, 2.0000%, 7/1/51 17,923,501 14,441,719
Freddie Mac Gold Pool
Pool # SE9056, 4.5000%, 3/1/50 1,597,982 1,522,527
Pool # ZT1145, 4.5000%, 5/1/44 143,211 142,280
Freddie Mac Gold Pool, 30 Year , 4.0000% , 9/1/48 410,853 390,053
Freddie Mac Pool UMBS, 15 Year
Pool # QN0783, 3.0000%, 10/1/34 179,493 171,405
Pool # QN0786, 3.0000%, 10/1/34 411,416 393,509
Pool # QN0951, 2.5000%, 11/1/34 123,913 117,109
Pool # SB0040, 2.5000%, 12/1/33 1,414,693 1,359,585
Pool # SB0116, 2.5000%, 11/1/34 476,212 450,298
Pool # SB0866, 2.5000%, 6/1/37 6,155,633 5,762,619
Pool # ZK8962, 3.0000%, 9/1/32 329,145 317,936
Pool # ZK9009, 3.0000%, 10/1/32 171,827 165,700
Pool # ZK9163, 3.0000%, 1/1/33 219,132 211,410
Pool # ZS7403, 3.0000%, 5/1/31 1,247,016 1,217,530
Freddie Mac Pool UMBS, 30 Year
Pool # QA2159, 3.0000%, 8/1/49 179,928 157,404
Pool # QA4936, 3.0000%, 12/1/49 220,321 194,495
Pool # QA5622, 3.0000%, 12/1/49 169,073 149,253
Pool # QA8274, 3.5000%, 3/1/50 137,593 125,831
Pool # QB1708, 2.5000%, 8/1/50 233,158 200,326
Pool # QB2976, 2.5000%, 8/1/50 105,121 90,285
Pool # QB3353, 2.5000%, 9/1/50 426,435 366,123
Pool # QC5848, 2.5000%, 8/1/51 13,448,454 11,382,213
Pool # QD4842, 2.5000%, 1/1/52 625,150 532,553
Pool # QD6087, 2.5000%, 1/1/52 1,008,510 860,050
Pool # QD6554, 3.0000%, 2/1/52 798,386 708,675
Pool # QD6555, 3.0000%, 2/1/52 518,505 460,889
Pool # QD7069, 2.5000%, 2/1/52 1,566,814 1,335,706
Pool # QD8288, 2.5000%, 3/1/52 264,545 225,516
Pool # QD9182, 3.0000%, 3/1/52 749,253 665,884
Pool # QD9191, 3.5000%, 4/1/52 193,096 177,933
Pool # QD9513, 2.5000%, 2/1/52 1,047,289 887,557
Pool # QE0318, 4.5000%, 3/1/52 90,752 87,727
Pool # QE1073, 3.5000%, 4/1/52 251,220 231,493
Pool # QF0488, 5.5000%, 9/1/52 1,735,168 1,764,773
Pool # QF2145, 5.0000%, 10/1/52 116,137 115,579
Pool # QF2386, 5.0000%, 10/1/52 3,377,734 3,355,223
Pool # QF2437, 5.5000%, 10/1/52 112,263 114,303
Pool # QF6841, 5.0000%, 1/1/53 188,981 188,072
Pool # QF7813, 5.0000%, 1/1/53 174,613 173,773

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
14 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 30 Year - (continued)
Pool # QF8398, 5.0000%, 3/1/53 $ 768,946 $ 763,983
Pool # QF9871, 5.0000%, 3/1/53 741,100 736,316
Pool # QG1442, 5.0000%, 4/1/53 846,553 839,322
Pool # QG2380, 5.0000%, 5/1/53 1,743,882 1,728,988
Pool # QG2543, 5.5000%, 5/1/53 257,967 261,062
Pool # QG3598, 5.0000%, 5/1/53 1,072,025 1,062,868
Pool # QG3742, 5.0000%, 5/1/53 55,787 55,492
Pool # QG3912, 5.5000%, 6/1/53 814,418 824,189
Pool # QG3917, 5.0000%, 6/1/53 670,295 664,571
Pool # QG4676, 5.0000%, 6/1/53 215,696 212,966
Pool # QG4741, 5.5000%, 6/1/53 343,925 346,103
Pool # QG4742, 5.0000%, 6/1/53 738,931 729,151
Pool # QG5055, 5.0000%, 6/1/53 511,943 505,168
Pool # QG5161, 5.0000%, 6/1/53 692,707 683,539
Pool # QG6693, 5.5000%, 7/1/53 1,778,844 1,803,015
Pool # QG7441, 5.5000%, 7/1/53 974,533 986,224
Pool # QI2699, 5.5000%, 4/1/54 1,099,999 1,121,087
Pool # RA1087, 4.5000%, 7/1/49 817,591 795,494
Pool # RA1088, 4.5000%, 7/1/49 151,093 147,271
Pool # RA1188, 4.5000%, 8/1/49 803,709 781,986
Pool # RA1999, 4.5000%, 1/1/50 571,822 556,366
Pool # RA5285, 2.5000%, 5/1/51 11,525,834 9,762,127
Pool # RA5906, 2.5000%, 9/1/51 9,317,220 7,935,472
Pool # RA9851, 6.0000%, 9/1/53 12,351,867 12,793,729
Pool # RJ1341, 6.0000%, 4/1/54 8,384,999 8,667,714
Pool # RJ3021, 5.5000%, 12/1/54 13,598,626 13,712,986
Pool # RJ4363, 5.5000%, 6/1/55 645,222 656,971
Pool # RJ5835, 5.0000%, 1/1/56 211,181 209,349
Pool # SD0688, 2.5000%, 10/1/51 11,726,044 9,981,359
Pool # SD0931, 2.5000%, 3/1/52 8,252,296 7,014,246
Pool # SD0943, 3.5000%, 4/1/52 1,645,389 1,521,305
Pool # SD1041, 3.0000%, 6/1/52 10,585,737 9,414,400
Pool # SD1137, 2.5000%, 6/1/51 5,321,399 4,555,993
Pool # SD1143, 4.5000%, 9/1/50 4,315,459 4,209,686
Pool # SD1150, 3.5000%, 6/1/52 3,602,314 3,330,651
Pool # SD1551, 4.0000%, 3/1/50 1,519,052 1,440,491
Pool # SD1840, 3.0000%, 6/1/52 3,489,192 3,075,482
Pool # SD2897, 5.5000%, 5/1/53 1,246,995 1,264,504
Pool # SD3493, 2.5000%, 5/1/52 3,375,933 2,875,726
Pool # SD4009, 6.0000%, 9/1/53 3,617,296 3,755,682
Pool # SD4247, 6.5000%, 11/1/53 3,751,804 3,927,063
Pool # SD4294, 5.5000%, 9/1/53 1,698,290 1,731,175
Pool # SD4668, 6.0000%, 10/1/53 5,787,653 5,950,595
Pool # SD7023, 3.0000%, 6/1/52 4,810,356 4,237,116
Pool # SD7548, 2.5000%, 11/1/51 3,647,012 3,116,972
Pool # SD8040, 4.5000%, 1/1/50 135,391 131,966
Pool # SD8212, 2.5000%, 5/1/52 4,154,598 3,495,896
Pool # SI2017, 4.0000%, 12/1/48 1,559,737 1,479,021
Pool # SL1226, 5.5000%, 5/1/55 2,324,424 2,363,852
Pool # SL3350, 6.0000%, 11/1/55 1,942,795 1,997,497
Pool # SL3985, 5.0000%, 1/1/56 5,874,080 5,804,848
Pool # SL4179, 2.5000%, 1/1/54 3,305,315 2,781,265
Pool # SL4658, 5.0000%, 1/1/56 9,155,548 9,047,641

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 30 Year - (continued)
Pool # SL4976, 5.0000%, 4/1/56 $ 10,936,919 $ 10,807,936
Pool # ZA7158, 4.5000%, 6/1/49 124,152 120,796
Pool # ZM1434, 3.5000%, 7/1/46 366,326 340,468
Pool # ZM5707, 3.5000%, 2/1/48 457,456 422,949
Pool # ZM5865, 4.5000%, 3/1/48 20,935 20,422
Pool # ZM5945, 4.0000%, 3/1/48 422,191 402,152
Pool # ZM6220, 4.0000%, 4/1/48 469,009 444,753
Pool # ZM6276, 4.0000%, 4/1/48 484,126 460,985
Pool # ZM6427, 4.0000%, 5/1/48 831,902 788,878
Pool # ZM7182, 4.5000%, 7/1/48 127,611 124,483
Pool # ZM7926, 5.0000%, 9/1/48 28,248 28,308
Pool # ZN2165, 4.5000%, 12/1/48 419,948 411,561
Pool # ZS3695, 6.0000%, 4/1/40 490,944 512,670
Pool # ZT0534, 3.5000%, 12/1/47 1,208,295 1,118,475
Pool # ZT1257, 3.0000%, 1/1/46 89,518 81,584
Pool # ZT1320, 4.0000%, 11/1/48 126,781 120,224
Pool # ZT1633, 4.0000%, 3/1/47 195,576 187,194
Ginnie Mae I Pool, 30 Year
Pool # 784059, 4.0000%, 1/15/45 1,954,144 1,866,608
Pool # 784182, 4.5000%, 8/15/46 2,144,023 2,100,908
Pool # BB4357, 4.0000%, 7/15/47 423,238 401,365
Pool # BC7161, 4.0000%, 8/15/47 60,786 57,645
Pool # BD7109, 4.0000%, 11/15/47 47,096 44,662
Pool # BD7135, 4.0000%, 12/15/47 170,982 162,146
Ginnie Mae II Pool, 30 Year
Pool # 785843, 2.5000%, 1/20/52 9,204,882 7,830,592
Pool # BB9814, 4.0000%, 8/20/47 41,264 39,186
Pool # BB9817, 4.0000%, 8/20/47 249,184 236,639
Pool # BB9835, 4.0000%, 8/20/47 38,571 36,630
Pool # BH3672, 4.5000%, 5/20/48 49,898 48,584
Pool # BH3673, 4.5000%, 5/20/48 254,076 246,214
Pool # MA4068, 3.0000%, 11/20/46 8,454,787 7,618,530
Pool # MA5021, 4.5000%, 2/20/48 185,826 181,979
Pool # MA5192, 4.0000%, 5/20/48 98,144 92,961
Pool # MA5264, 4.0000%, 6/20/48 978,956 927,257
Pool # MA5400, 5.0000%, 8/20/48 653,460 655,591
Pool # MA5930, 3.5000%, 5/20/49 11,096,301 10,186,783
Pool # MA7255, 2.5000%, 3/20/51 10,822,453 9,250,273
Pool # MA7313, 3.0000%, 4/20/51 9,217,058 8,202,463
Pool # MA7473, 3.0000%, 7/20/51 5,253,108 4,673,638
Pool # MA7535, 3.0000%, 8/20/51 11,978,956 10,656,631
Ginnie Mae II UMBS, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
^
15,308,258 13,072,563
3.5000%, TBA, 30 Year Maturity
^
19,884,335 17,851,738
4.0000%, TBA, 30 Year Maturity
^
4,572,047 4,247,464
5.0000%, TBA, 30 Year Maturity
^
6,595,041 6,501,807
Total Mortgage-Backed Securities (cost $694,461,317) 682,842,193
Residential Mortgage-Backed Securities - 2 .1%
A&D Mortgage Trust
5.6990%, 11/25/69
ž
2,511,606 2,513,777
5.2250%, 10/25/70
Ç,ž
1,816,792 1,804,692
Angel Oak Mortgage Trust
2.5930%, 10/25/49
‡,ž
50,203 49,822

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
16 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Angel Oak Mortgage Trust - (continued)
2.6200%, 11/25/59
‡,ž
$ 150,518 $ 149,271
2.4100%, 4/25/65
‡,ž
369,508 355,340
4.9500%, 7/25/68
Ç,ž
7,111,756 7,062,174
5.5150%, 4/25/70
Ç,ž
4,944,553 4,948,957
Bayview MSR Opportunity Master Fund Trust
2021-5 AF, CME Term Average SOFR 30 Day + 0.8500%, 4.4778%, 11/25/51
‡,ž
3,568,667 3,461,090
3.0000%, 12/25/51
‡,ž
2,826,339 2,421,607
Chase Mortgage Finance Corp. , CME Term Average SOFR 30 Day + 1.2000% ,
4.8278% , 2/25/50
‡ ,ž
3,356,200 3,316,507
Citigroup Mortgage Loan Trust , 5.2370% , 12/25/55
‡ ,ž
6,511,197 6,468,892
Connecticut Avenue Securities Trust
2021-R01 1M2, CME Term Average SOFR 30 Day + 1.5500%,
5.1778%, 10/25/41
‡,ž
188,338 188,455
2021-R03 1M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2778%, 12/25/41
‡,ž
2,763,788 2,772,323
2022-R02 2M2, CME Term Average SOFR 30 Day + 3.0000%,
6.6278%, 1/25/42
‡,ž
4,264,095 4,308,309
2022-R04 1M2, CME Term Average SOFR 30 Day + 3.1000%,
6.7278%, 3/25/42
‡,ž
280,640 284,298
2022-R05 2M2, CME Term Average SOFR 30 Day + 3.0000%,
6.6278%, 4/25/42
‡,ž
2,707,542 2,739,279
2023-R06 1M1, CME Term Average SOFR 30 Day + 1.7000%,
5.3278%, 7/25/43
‡,ž
1,153,981 1,156,311
2023-R07 2M1, CME Term Average SOFR 30 Day + 1.9500%,
5.5778%, 9/25/43
‡,ž
356,174 356,814
2023-R08 1M1, CME Term Average SOFR 30 Day + 1.5000%,
5.1278%, 10/25/43
‡,ž
641,020 641,419
2024-R01 1M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6778%, 1/25/44
‡,ž
865,344 864,819
2024-R03 2M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 3/25/44
‡,ž
400,879 400,824
2025-R01 1M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7278%, 1/25/45
‡,ž
474,668 474,888
2025-R02 1M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 2/25/45
‡,ž
671,650 671,650
2025-R05 2M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 7/25/45
‡,ž
2,011,782 2,012,591
EFMT , 5.2210% , 11/25/40
Ç ,ž
2,520,000 2,514,487
Finance of America Structured Securities Trust , 3.5000% , 2/25/75
ž
3,208,516 3,118,359
Flagstar Mortgage Trust , 3.0000% , 12/30/51
‡ ,ž
4,862,732 4,172,467
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust
2021-HQA3 M2, CME Term Average SOFR 30 Day + 2.1000%,
5.7278%, 9/25/41
‡,ž
1,806,722 1,811,498
2021-HQA4 M2, CME Term Average SOFR 30 Day + 2.3500%,
5.9778%, 12/25/41
‡,ž
5,815,797 5,846,919
2022-DNA2 M1A, CME Term Average SOFR 30 Day + 1.3000%,
4.9278%, 2/25/42
‡,ž
105,089 105,152
2022-DNA2 M2, CME Term Average SOFR 30 Day + 3.7500%,
7.3778%, 2/25/42
‡,ž
2,639,408 2,685,592
2022-DNA3 M1B, CME Term Average SOFR 30 Day + 2.9000%,
6.5278%, 4/25/42
‡,ž
2,945,474 2,986,829
2022-DNA3 M2, CME Term Average SOFR 30 Day + 4.3500%,
7.9778%, 4/25/42
‡,ž
1,531,289 1,571,606

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust - (continued)
2022-DNA4 M2, CME Term Average SOFR 30 Day + 5.2500%,
8.8778%, 5/25/42
‡,ž
$ 530,719 $ 550,324
2022-DNA5 M2, CME Term Average SOFR 30 Day + 6.7500%,
10.3778%, 6/25/42
‡,ž
289,259 305,236
2022-DNA6 M2, CME Term Average SOFR 30 Day + 5.7500%,
9.3778%, 9/25/42
‡,ž
1,248,097 1,316,124
2023-HQA2 M1A, CME Term Average SOFR 30 Day + 2.0000%,
5.6278%, 6/25/43
‡,ž
69,883 69,984
2023-HQA3 M1, CME Term Average SOFR 30 Day + 1.8500%,
5.4778%, 11/25/43
‡,ž
1,338,262 1,343,444
2024-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/44
‡,ž
562,965 563,280
2025-DNA1 M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6778%, 1/25/45
‡,ž
1,118,349 1,117,943
2025-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/45
‡,ž
133,002 133,020
2025-DNA3 M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7278%, 9/25/45
‡,ž
176,061 176,172
2025-HQA1 M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 2/25/45
‡,ž
1,847,435 1,848,631
GCAT Trust , 6.0000% , 8/25/53
‡ ,ž
5,095,077 5,169,776
Homeward Opportunities Fund Trust
5.9890%, 9/25/39
Ç,ž
2,081,429 2,082,857
5.4760%, 3/25/40
Ç,ž
5,717,000 5,719,335
5.2370%, 9/25/40
Ç,ž
2,898,000 2,898,589
J.P. Morgan Mortgage Trust , 5.5000% , 11/25/55
Ç ,ž
1,810,507 1,807,482
LHOME Mortgage Trust
6.9000%, 5/25/29
Ç,ž
2,894,523 2,897,729
5.9210%, 7/25/39
Ç,ž
7,852,043 7,859,770
5.2390%, 8/25/40
Ç,ž
2,527,000 2,531,408
4.9080%, 1/25/41
Ç,ž
1,400,000 1,388,179
Mello Mortgage Capital Acceptance
2021-INV2 A11, CME Term Average SOFR 30 Day + 0.9500%,
4.5621%, 8/25/51
‡,ž
2,592,268 2,514,194
2021-INV3 A11, CME Term Average SOFR 30 Day + 0.9500%,
4.5621%, 10/25/51
‡,ž
3,288,055 3,188,219
4.0000%, 4/25/54
Ç,ž
2,268,767 2,232,202
Morgan Stanley Residential Mortgage Loan Trust , 4.2500% , 2/25/65
‡ ,ž
3,254,120 3,124,534
New Residential Mortgage Loan Trust
4.5000%, 2/25/58
‡,ž
228,192 226,572
5.1170%, 9/25/64
‡,ž
3,772,424 3,744,166
5.4430%, 9/25/39
Ç,ž
3,319,000 3,317,946
OBX Trust
3.0000%, 12/25/51
‡,ž
1,189,082 1,020,590
3.0000%, 12/25/51
‡,ž
3,146,571 2,677,316
5.4700%, 4/25/66
‡,ž
6,011,000 6,002,497
PRET Trust
4.0000%, 7/25/69
Ç,ž
3,970,412 3,815,700
4.0000%, 8/25/64
Ç,ž
4,285,843 4,193,454
4.1500%, 1/25/70
Ç,ž
7,123,799 6,896,872
PRPM LLC
3.7500%, 3/25/54
Ç,ž
1,510,325 1,471,048
4.5000%, 8/25/55
Ç,ž
2,590,953 2,545,036
3.0000%, 5/25/55
Ç,ž
5,472,268 5,225,987

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
18 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
RCKT Mortgage Trust , CME Term Average SOFR 30 Day + 0.8000% ,
4.4278% , 7/25/51
‡ ,ž
$ 2,295,743 $ 2,222,358
Reneu Redi Q-1 Trust , 5.8920% , 6/25/41
Ç ,ž
4,037,000 4,034,453
Saluda Grade Alternative Mortgage Trust
7.4390%, 7/25/30
Ç,ž
6,625,667 6,632,220
5.7490%, 3/25/31
Ç,ž
7,930,000 7,820,947
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40
Ç ,ž
3,900,000 3,881,326
Seasoned Loans Structured Transaction Trust , 4.7500% , 9/25/60
‡ ,ž
464,645 461,548
Sequoia Mortgage Trust
2.5000%, 5/25/43
‡,ž
465,250 410,919
3.5000%, 3/25/50
‡,ž
172,816 153,616
Toorak Mortgage Trust , 5.5240% , 2/25/40
Ç ,ž
2,600,000 2,602,232
TVC Mortgage Trust , 4.9640% , 2/25/41
Ç ,ž
3,290,000 3,260,081
UWM Mortgage Trust , CME Term Average SOFR 30 Day + 0.9000% ,
4.5121% , 8/25/51
‡ ,ž
3,091,323 2,994,658
Total Residential Mortgage-Backed Securities - (cost $ 202,614,338 ) 200,686,992
Common Stocks - 65 .1%
Aerospace & Defense - 1 .7%
General Electric Co. 265,993 99,409,564
Howmet Aerospace, Inc. 210,346 56,553,625
155,963,189
Banks - 1 .9%
JPMorgan Chase & Co. 382,558 125,222,710
PNC Financial Services Group, Inc. (The) 206,902 50,943,411
176,166,121
Beverages - 0 .6%
Monster Beverage Corp.
*
559,971 53,824,413
Biotechnology - 1 .4%
AbbVie, Inc. 290,512 73,104,440
Revolution Medicines, Inc.
*
118,340 22,162,715
Vertex Pharmaceuticals, Inc.
*
59,952 29,779,957
125,047,112
Broadline Retail - 3 .1%
Amazon.com, Inc.
*
1,195,162 284,854,911
Building Products - 0 .7%
Trane Technologies plc 123,063 60,443,623
Capital Markets - 2 .8%
CME Group, Inc. 226,029 49,913,984
Goldman Sachs Group, Inc. (The) 77,240 78,118,219
Intercontinental Exchange, Inc. 364,387 44,859,683
Morgan Stanley 390,545 81,639,527
254,531,413
Chemicals - 0 .4%
Ecolab, Inc. 117,382 32,703,799
Communications Equipment - 1 .1%
Arista Networks, Inc.
*
310,498 52,747,400
Motorola Solutions, Inc. 120,936 50,223,512
102,970,912
Consumer Finance - 1 .1%
American Express Co. 307,571 104,035,891
Consumer Staples Distribution & Retail - 0 .8%
Costco Wholesale Corp. 43,395 40,594,721
Target Corp. 270,818 35,371,539
75,966,260

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 19
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Electric Utilities - 1 .3%
American Electric Power Co., Inc. 289,555 $ 39,614,020
Duke Energy Corp. 442,834 56,053,928
Southern Co. (The) 264,878 25,351,473
121,019,421
Electrical Equipment - 1 .8%
Eaton Corp. plc 152,855 65,134,573
Emerson Electric Co.
#
208,310 29,819,576
GE Vernova, Inc. 58,317 68,514,311
163,468,460
Electronic Equipment, Instruments & Components - 0 .9%
Amphenol Corp. - Class A 450,748 79,475,887
Entertainment - 1 .3%
Netflix, Inc.
*
597,918 42,691,345
Walt Disney Co. (The) 763,018 73,440,483
116,131,828
Financial Services - 2 .0%
Mastercard, Inc. - Class A 218,291 112,114,258
Visa, Inc. - Class A 215,894 74,071,072
186,185,330
Ground Transportation - 1 .0%
Uber Technologies, Inc.
*
416,115 30,026,858
Union Pacific Corp. 209,323 56,935,856
86,962,714
Health Care Equipment & Supplies - 2 .0%
Abbott Laboratories 653,444 59,293,509
Boston Scientific Corp.
*
565,143 24,120,303
Intuitive Surgical, Inc.
*
89,562 35,617,016
Stryker Corp. 210,231 66,189,128
185,219,956
Health Care Providers & Services - 0 .8%
HCA Healthcare, Inc. 69,646 27,154,279
UnitedHealth Group, Inc. 99,062 41,173,139
68,327,418
Hotels, Restaurants & Leisure - 2 .1%
Booking Holdings, Inc. 214,550 38,241,392
Hilton Worldwide Holdings, Inc. 145,720 48,154,631
McDonald's Corp. 202,765 54,809,407
Royal Caribbean Cruises Ltd. 166,632 52,910,659
194,116,089
Insurance - 0 .9%
Progressive Corp. (The) 391,651 85,556,161
Interactive Media & Services - 5 .0%
Alphabet, Inc. - Class C 1,151,352 406,807,202
Meta Platforms, Inc. - Class A 88,911 50,082,677
456,889,879
Life Sciences Tools & Services - 0 .7%
Danaher Corp. 337,842 64,352,144
Machinery - 0 .5%
Deere & Co. 75,968 48,188,781
Metals & Mining - 0 .5%
Freeport-McMoRan, Inc. 761,278 47,876,773
Oil, Gas & Consumable Fuels - 1 .2%
Chevron Corp. 398,547 66,063,151

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
20 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
ConocoPhillips 427,193 $ 44,410,984
110,474,135
Pharmaceuticals - 2 .6%
Eli Lilly & Co. 114,120 136,878,951
Johnson & Johnson 345,964 87,864,477
Zoetis, Inc. - Class A 226,266 16,259,475
241,002,903
Semiconductors & Semiconductor Equipment - 14 .7%
Advanced Micro Devices, Inc.
*
86,510 50,254,524
Analog Devices, Inc. 78,289 31,094,042
Broadcom, Inc. 602,085 227,437,609
KLA Corp. 495,411 149,470,453
Lam Research Corp. 375,716 162,809,014
Micron Technology, Inc. 174,386 201,292,016
NVIDIA Corp. 2,591,334 518,500,020
1,340,857,678
Software - 3 .8%
Cadence Design Systems, Inc.
*
105,375 39,549,345
Microsoft Corp. 832,633 310,588,762
350,138,107
Specialty Retail - 1 .9%
Home Depot, Inc. (The) 180,837 63,777,593
O'Reilly Automotive, Inc.
*
616,587 56,781,497
TJX Cos., Inc. (The) 326,493 49,463,690
170,022,780
Technology Hardware, Storage & Peripherals - 3 .2%
Apple, Inc. 881,129 254,963,487
Seagate Technology Holdings plc 42,063 40,590,795
295,554,282
Textiles, Apparel & Luxury Goods - 0 .3%
NIKE, Inc. - Class B 622,535 25,555,062
Tobacco - 1 .0%
Philip Morris International, Inc. 503,601 91,106,457
Total Common Stocks (cost $2,682,639,486) 5,954,989,889
Investment Companies - 2 .4%
Money Market Funds - 2 .4%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $216,154,627) 216,154,681 216,154,627
Investments Purchased with Cash Collateral from Securities Lending - 0 .1%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
4,166,124 4,166,124
Time Deposits - 0 .1%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 5,241,486 5,241,486
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $9,407,610) 9,407,610
U.S. Treasury Debt - 6 .6%
U.S. Treasury Bonds, 4.9402%, 5/15/46 69,046,000 69,563,845
U.S. Treasury Bonds, 5.0353%, 2/15/56 80,015,300 77,727,363
U.S. Treasury Notes, 4.0671%, 6/30/28 67,647,600 67,613,248
U.S. Treasury Notes, 4.1925%, 5/31/31 110,427,100 110,021,625
U.S. Treasury Notes, 4.1017%, 6/30/31 151,500,000 150,967,384
U.S. Treasury Notes, 4.3104%, 5/31/33 15,142,300 15,085,516

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 21
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
U.S. Treasury Debt - (continued)
U.S. Treasury Notes, 4.3701%, 5/15/36 $ 115,269,200 $ 114,656,832
Total U.S. Treasury Debt (cost $605,440,286) 605,635,813
Total Investments (total cost $ 6,025,806,104 ) - 101 .6% 9,288,192,702
Liabilities, net of Cash, Receivables and Other Assets - (1.6%) (144,152,697)
Net Assets - 100.0% $9,144,040,005
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 8,901,727,909 95 .9%
Luxembourg 216,154,627 2 .3
Ireland 129,186,776 1 .4
France 17,321,432 0 .2
Netherlands 9,670,851 0 .1
Cayman Islands 8,179,502 0 .1
Canada 3,872,542 0 .0
United Kingdom 2,079,063 0 .0
Total $9,288,192,702 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (0.1)%
Mortgage-Backed Securities - (0.1)%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year, 6.0000%, TBA, 30 Year Maturity
^
$ (12,606,602) $ (12,877,392)
Total Securities Sold Short (proceeds $12,859,445) $ (12,877,392)
Summary of Investments by Country - (Short Positions)
Country Value
% of
Investment
Securities
United States of America $ (12,877,392) 100.0%

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
22 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 2 .4%
Money Market Funds - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 139,767,685 $ 867,662,296 $ (791,220,122) $ (46,621) $ (8,611) $ 216,154,627 216,154,681 $ 3,225,637
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
9,825,728 284,991,458 (290,651,062) – – 4,166,124 4,166,124 158,135
Δ
Total Affiliated Investments - 2.4%
$149,593,413 $1,152,653,754 $(1,081,871,184) $(46,621) $(8,611) $220,320,751 220,320,805 $3,383,772
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Great British Pound 8/13/26 59,340,177 $ (79,276,787) $ 550,792
Great British Pound 8/13/26 (425,178) 565,360 (1,282)
Great British Pound 8/13/26 (7,407,825) 9,946,153 (118,269)
Great British Pound 8/13/26 (22,237,501) 29,798,763 (296,501)
Great British Pound 8/13/26 (29,269,673) 39,222,562 (390,791)
–
Total $(256,051)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 4,345 9/30/26 $ 895,647,068 $ (37,767)
U.S. Treasury 5 Year Notes 3,534 9/30/26 378,303,656 1,307,029
U.S. Treasury Long Bonds 1,533 9/21/26 173,995,500 4,278,191
U.S. Treasury Ultra Bonds 324 9/21/26 37,634,625 807,020
Total - Futures Long $6,354,473
Futures Short:
U.S. Treasury 10 Year Notes 814 9/21/26 $ (89,450,969) $ (317,806)
U.S. Treasury 10 Year Ultra Bonds 959 9/21/26 (107,857,531) (1,340,489)
Total - Futures Short $(1,658,295)
Total $4,696,178

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 23
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio's Statement of Operations for the period ended June 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Portfolio's Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2026
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ 550,792 $ 550,792
*
Futures contracts 6,392,240 — 6,392,240
Total Asset Derivatives $ 6,392,240 $ 550,792 $ 6,943,032
Liability Derivatives:
Forward foreign currency exchange contracts — 806,843 806,843
*
Futures contracts 1,696,062 — 1,696,062
Total Liability Derivatives $ 1,696,062 $ 806,843 $ 2,502,905
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended June 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 194,932 $ 194,932
Futures contracts — (29,527,801) — (29,527,801)
Swap contracts (1,567,629) — — (1,567,629)
Total $ (1,567,629) $ (29,527,801) $ 194,932 $ (30,900,498)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ (256,051) $ (256,051)
Futures contracts 9,097,887 — 9,097,887
Total $ 9,097,887 $ (256,051) $ 8,841,836

Janus Henderson VIT Balanced Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
24 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2026
Futures contracts:
Average notional amount of contracts - long $1,589,883,577
Average notional amount of contracts - short 241,850,833
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 16,965,057
Average amounts sold - in USD 45,400,830
Credit default swaps:
Average notional amount - buy protection 81,428,571
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 550,792 $ (550,792) $ — $ —
Total $ 550,792 $ (550,792) $ — $ —
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 806,843 $ (550,792) $ — $ 256,051
Total $ 806,843 $ (550,792) $ — $ 256,051
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 9,154,238 $ — $ (9,154,238) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson VIT Balanced Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
Janus Aspen Series 25
CME Chicago Mercantile Exchange
DAC Designated Activity Company
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$16,000,000, which represents 0.2% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $9,154,238. Gross amounts of recognized liabilities for securities lending (collateral received) is $9,407,610, resulting in the net amount due the counterparty of $253,372.
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended June 30, 2026 is $1,275,205,215 which represents 13.9% of net assets.
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson VIT Balanced Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
26 June 30, 2026
‡ Variable or floating rate security. Rate shown is the current rate as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 298,092,857 $ — $ 298,092,857
Bank Loans — 77,333,481 — 77,333,481
Collateralized Loan Obligations — 184,022,625 — 184,022,625
Corporate Bonds — 734,691,020 16,000,000 750,691,020
Commercial Mortgage-Backed
Securities — 308,335,595 — 308,335,595
Mortgage-Backed Securities — 682,842,193 — 682,842,193
Residential Mortgage-Backed
Securities — 200,686,992 — 200,686,992
Common Stocks 5,954,989,889 — — 5,954,989,889
U.S. Treasury Debt — 605,635,813 — 605,635,813
Investment Companies — 216,154,627 — 216,154,627
Investments Purchased with Cash
Collateral from Securities Lending — 9,407,610 — 9,407,610
Total Investments in Securities $ 5,954,989,889 $ 3,317,202,813 $ 16,000,000 $ 9,288,192,702
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 550,792 $ — $ 550,792
Futures Contracts 6,392,240 — — 6,392,240
Total Other Financial Instruments $ 6,392,240 $ 550,792 $ — $ 6,943,032
Total Assets $ 5,961,382,129 $ 3,317,753,605 $ 16,000,000 $ 9,295,135,734
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 12,877,392 $ — $ 12,877,392
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 806,843 $ — $ 806,843
Futures Contracts 1,696,062 — — 1,696,062
Total Other Financial Instruments $ 1,696,062 $ 806,843 $ — $ 2,502,905
Total Liabilities $ 1,696,062 $ 13,684,235 $ — $ 15,380,297
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 27
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 96 .2%
Aerospace & Defense - 1 .7%
Arxis, Inc. - Class A
*
155,484 $ 7,174,032
CAE, Inc.
*
392,731 9,834,199
StandardAero, Inc.
*
512,617 15,332,374
32,340,605
Biotechnology - 4 .9%
Argenx SE (ADR)
*
26,010 24,131,298
Ascendis Pharma A/S
*
38,522 10,274,588
Bridgebio Pharma, Inc.
*
162,864 12,130,111
Madrigal Pharmaceuticals, Inc.
*
19,807 10,635,368
Praxis Precision Medicines, Inc.
*
28,271 9,464,848
Revolution Medicines, Inc.
*
82,006 15,358,084
Vaxcyte, Inc.
*
193,802 11,265,710
93,260,007
Capital Markets - 4 .0%
Cboe Global Markets, Inc. 49,882 12,104,865
Charles Schwab Corp. (The) 109,503 10,103,842
LPL Financial Holdings, Inc. 190,226 53,582,859
75,791,566
Chemicals - 1 .5%
Corteva, Inc. 345,267 29,240,662
Commercial Services & Supplies - 5 .5%
Cimpress plc
*
187,061 19,024,104
Clean Harbors, Inc.
*
75,545 22,569,069
RB Global, Inc. 230,737 26,869,323
Rentokil Initial plc (ADR)
#
565,025 16,165,365
Rentokil Initial plc 1,422,297 8,053,827
Veralto Corp. 154,733 13,721,722
106,403,410
Construction & Engineering - 2 .4%
API Group Corp.
*
1,098,043 46,502,121
Consumer Staples Distribution & Retail - 0 .5%
Dollar Tree, Inc.
*
77,412 9,362,981
Electric Utilities - 2 .4%
Alliant Energy Corp. 601,038 45,853,189
Electrical Equipment - 2 .1%
Innio NV
*
211,394 8,360,633
Sensata Technologies Holding plc 669,404 31,957,347
40,317,980
Electronic Equipment, Instruments & Components - 9 .6%
CDW Corp. 116,588 16,396,936
Flex Ltd.
*
624,865 101,271,871
TE Connectivity plc 92,204 18,589,249
Teledyne Technologies, Inc.
*
72,408 48,288,895
184,546,951
Entertainment - 2 .2%
Liberty Media Corp.-Liberty Formula One - Class A
*
58,542 5,124,767
Liberty Media Corp.-Liberty Formula One - Class C
*
391,222 37,220,861
Financial Services - 1 .6%
WEX, Inc.
*
215,829 30,451,314
Ground Transportation - 5 .4%
Canadian Pacific Kansas City Ltd. 319,885 27,718,035
JB Hunt Transport Services, Inc. 181,631 52,569,460

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
28 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Ground Transportation - (continued)
TFI International, Inc. 160,087 $ 22,983,691
103,271,186
Health Care Equipment & Supplies - 7 .7%
Boston Scientific Corp.
*
567,101 24,203,871
Cooper Cos., Inc. (The)
*
220,087 15,782,439
Glaukos Corp.
*
55,171 7,710,699
Globus Medical, Inc. - Class A
*
187,527 14,816,508
ICU Medical, Inc.
*
111,617 16,363,052
Lantheus Holdings, Inc.
*
96,139 10,665,661
Medline, Inc. - Class A
*
254,183 10,024,977
STERIS plc 84,945 17,886,869
Teleflex, Inc. 242,580 30,749,441
148,203,517
Hotels, Restaurants & Leisure - 5 .5%
Aramark 831,835 47,331,411
DoorDash, Inc. - Class A
*
278,006 51,300,447
Entain plc 965,356 7,167,651
105,799,509
Insurance - 0 .7%
Willis Towers Watson plc 53,649 14,022,239
Interactive Media & Services - 0 .4%
Ziff Davis, Inc.
*
134,272 7,031,825
Life Sciences Tools & Services - 5 .6%
Illumina, Inc.
*
102,102 17,952,595
Revvity, Inc. 482,854 53,722,336
Waters Corp.
*
96,687 36,261,492
107,936,423
Machinery - 2 .3%
Ingersoll Rand, Inc. 402,130 32,970,639
SPX Technologies, Inc.
*
44,219 10,841,172
43,811,811
Multi-Utilities - 3 .1%
Ameren Corp. 279,398 31,583,150
DTE Energy Co. 185,595 28,279,110
59,862,260
Oil, Gas & Consumable Fuels - 1 .2%
ONEOK, Inc. 253,310 22,022,771
Passenger Airlines - 1 .6%
Ryanair Holdings plc (ADR) 291,291 18,861,092
Ryanair Holdings plc 379,276 11,875,288
Professional Services - 2 .3%
Broadridge Financial Solutions, Inc. 76,440 10,468,458
TransUnion 172,527 12,446,098
UL Solutions, Inc. - Class A 120,220 12,245,609
Verisk Analytics, Inc. - Class A 54,034 9,700,724
44,860,889
Real Estate Management & Development - 1 .4%
CoStar Group, Inc.
*
467,597 13,242,347
FirstService Corp. 89,951 12,782,937
26,025,284
Semiconductors & Semiconductor Equipment - 7 .8%
KLA Corp. 146,648 44,245,168
NXP Semiconductors NV 158,178 44,452,763

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 29
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
ON Semiconductor Corp.
*
642,247 $ 60,718,032
149,415,963
Software - 4 .8%
AppLovin Corp. - Class A
*
26,852 13,834,956
Constellation Software, Inc. 16,202 30,505,141
Descartes Systems Group, Inc. (The)
*
115,569 8,001,998
Dynatrace, Inc.
*
218,086 9,576,156
PTC, Inc.
*
220,707 25,074,522
Topicus.com, Inc.
*
84,650 5,397,400
92,390,173
Specialized REITs - 0 .6%
Lamar Advertising Co. - Class A 69,053 10,770,887
Specialty Retail - 2 .7%
Burlington Stores, Inc.
*
47,969 15,196,579
CarMax, Inc.
*
283,201 14,978,501
Wayfair, Inc. - Class A
*
231,750 21,418,335
51,593,415
Textiles, Apparel & Luxury Goods - 1 .3%
Gildan Activewear, Inc. - Class A 494,146 25,497,934
Trading Companies & Distributors - 3 .4%
Ferguson Enterprises, Inc. 274,797 65,217,572
Total Common Stocks (cost $1,215,448,924) 1,844,886,452
Investment Companies - 3 .6%
Money Market Funds - 3 .6%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $69,107,824) 69,104,704 69,107,824
Investments Purchased with Cash Collateral from Securities Lending - 0 .1%
Investment Companies - 0 .1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
1,396,500 1,396,500
Time Deposits - 0.0%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 349,125 349,125
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,745,625) 1,745,625
Total Investments (total cost $ 1,286,302,373 ) - 99 .9% 1,915,739,901
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 2,055,521
Net Assets - 100.0% $1,917,795,422
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 1,502,932,645 78 .4%
Canada 137,323,935 7 .2
Netherlands 73,981,461 3 .9
Luxembourg 69,107,824 3 .6
Ireland 68,349,733 3 .6
United Kingdom 45,409,082 2 .4
Denmark 10,274,588 0 .5
Germany 8,360,633 0 .4
Total $1,915,739,901 100 .0%

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
30 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 3 .6%
Money Market Funds - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 52,229,391 $ 157,179,078 $ (140,279,889) $ (15,534) $ (5,222) $ 69,107,824 69,104,704 $ 1,288,703
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
11,972,736 89,558,950 (100,135,186) – – 1,396,500 1,396,500 73,415
Δ
Total Affiliated Investments - 3.7%
$64,202,127 $246,738,028 $(240,415,075) $(15,534) $(5,222) $70,504,324 70,501,204 $1,362,118
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America NA
Euro 8/19/26 (6,896,000) $ 8,042,115 $ (145,653)
–
Barclays Bank plc
Euro 8/19/26 8,837,000 (10,304,580) 185,520
Euro 8/19/26 1,712,000 (1,992,498) 32,123
Euro 8/19/26 (747,000) 871,908 (16,534)
–
$201,109
BNP Paribas SA
Euro 8/19/26 1,812,000 (2,111,832) 36,949
–
Citibank NA
Euro 8/19/26 3,134,087 (3,653,405) 64,629
–
Goldman Sachs Group, Inc. (The)
Euro 8/19/26 4,015,000 (4,681,410) 83,919
Euro 8/19/26 1,623,000 (1,890,178) 31,716
–
$115,635
HSBC Bank USA NA
Euro 8/19/26 1,180,000 (1,340,777) (10,416)
Euro 8/19/26 (2,711,219) 3,160,351 (55,793)
–
$(66,209)
JPMorgan Chase Bank NA
Euro 8/19/26 8,628,129 (10,073,909) 194,023
–
Morgan Stanley & Co.
Euro 8/19/26 534,000 (623,228) 11,756
–
State Street Bank & Trust Co.
Euro 8/19/26 9,705,000 (11,318,146) 205,158
–
UBS AG

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 31
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio's Statement of Operations for the period ended June 30, 2026.
Schedule of Forward Foreign Currency Exchange Contracts (continued)
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Euro 8/19/26 1,184,000 (1,382,283) $ 26,510
Euro 8/19/26 (1,920,000) 2,239,286 (40,735)
–
$(14,225)
Total $603,172
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2026
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ 872,303 $ 872,303
Total Asset Derivatives $ 872,303 $ 872,303
Liability Derivatives:
Forward foreign currency exchange contracts 269,131 269,131
Total Liability Derivatives $ 269,131 $ 269,131
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on . In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation
(depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended June 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ 53,730 $ 53,730
Swap contracts 1,094,564 — 1,094,564
Total $ 1,094,564 $ 53,730 $ 1,148,294
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Currency
Contracts
Equity
Contracts Total
Forward foreign currency exchange contracts $ 1,226,504 $ – $ 1,226,504
Swap contracts — (1,244,707) (1,244,707)
Total $ 1,226,504 $ (1,244,707) $ (18,203)

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
32 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Portfolio's Statement of
Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD $43,409,004
Average amounts sold - in USD 92,756,378
Total return swaps:
Average notional amount 594,183
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Barclays Bank plc $ 217,643 $ (16,534) $ — $ 201,109
BNP Paribas SA 36,949 — — 36,949
Citibank NA 64,629 — — 64,629
Goldman Sachs Group, Inc. (The) 115,635 — — 115,635
JPMorgan Chase Bank NA 194,023 — — 194,023
Morgan Stanley & Co. 11,756 — — 11,756
State Street Bank & Trust Co. 205,158 — — 205,158
UBS AG 26,510 (26,510) — —
Total $ 872,303 $ (43,044) $ — $ 829,259
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Bank of America NA $ 145,653 $ — $ — $ 145,653
Barclays Bank plc 16,534 (16,534) — —
HSBC Bank USA NA 66,209 — — 66,209
UBS AG 40,735 (26,510) — 14,225
Total $ 269,131 $ (43,044) $ — $ 226,087
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 1,698,719 $ — $ (1,698,719) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson VIT Enterprise Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
Janus Aspen Series 33
ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,698,719. Gross amounts of recognized liabilities for securities lending (collateral received) is $1,745,625, resulting in the net amount due the counterparty of $46,906.
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Henderson VIT Enterprise Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
34 June 30, 2026
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Commercial Services & Supplies $ 98,349,583 $ 8,053,827 $ — $ 106,403,410
Hotels, Restaurants & Leisure 98,631,858 7,167,651 — 105,799,509
Passenger Airlines 18,861,092 11,875,288 — 30,736,380
All Other 1,601,947,153 — — 1,601,947,153
Investment Companies — 69,107,824 — 69,107,824
Investments Purchased with Cash
Collateral from Securities Lending — 1,745,625 — 1,745,625
Total Investments in Securities $ 1,817,789,686 $ 97,950,215 $ — $ 1,915,739,901
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 872,303 $ — $ 872,303
Total Assets $ 1,817,789,686 $ 98,822,518 $ — $ 1,916,612,204
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 269,131 $ — $ 269,131
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 35
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 9 .4%
Affirm Master Trust 2025-3A A, 4.4500%, 10/16/34
ž
$ 725,000 $ 716,913
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35
ž
538,961 537,280
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46
ž
99,954 91,279
Avis Budget Rental Car Funding AESOP LLC 2023-4A A, 5.4900%, 6/20/29
ž
540,000 546,646
Avis Budget Rental Car Funding AESOP LLC 2026-1A A, 4.2800%, 8/20/30
ž
340,000 334,964
Bayview Opportunity Master Fund VII LLC 2025-EDU1 B, CME Term Average
SOFR 30 Day + 1.7000%, 5.3278%, 7/27/48
‡,ž
300,977 300,644
BRAVO Residential Funding Trust 2026-CES1 A1A, 5.2540%, 4/25/56
Ç,ž
513,723 510,898
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60
ž
134,918 81,178
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61
ž
1,102,880 872,720
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61
ž
321,375 190,047
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62
ž
2,916,698 2,909,720
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50
ž
2,635,040 2,627,705
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50
ž
962,406 957,547
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50
ž
554,532 557,156
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60
Ç,ž
339,755 339,727
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60
Ç,ž
717,293 709,553
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60
Ç,ž
288,274 286,033
COOPR Residential Mortgage Trust 2026-CES1 A1A, 4.8740%, 2/25/61
Ç,ž
663,645 653,249
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49
ž
570,666 558,698
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49
ž
742,000 717,237
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49
ž
1,761,000 1,673,406
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47
ž
303,693 300,543
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49
ž
1,183,000 1,164,200
Ellington Financial Mortgage Trust 2026-CES2 A1A, 5.6020%, 6/25/61
Ç,ž
615,000 614,614
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54
‡,ž
386,161 391,477
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54
‡,ž
521,903 518,902
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55
Ç,ž
676,003 673,701
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55
‡,ž
581,826 584,232
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55
‡,ž
610,639 610,326
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55
‡,ž
275,148 274,061
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55
‡,ž
445,613 442,297
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55
‡,ž
321,150 316,590
FIGRE Trust 2025-PF2 A, 5.0170%, 10/25/55
‡,ž
1,234,620 1,217,090
Firstlight Issuer LLC 2026-1A A2, 5.8730%, 6/20/56
ž
794,000 797,136
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52
ž
609,986 603,440
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52
ž
562,972 556,235
Gracie Point International Funding LLC 2025-1A A, CME Term Average SOFR 30
Day + 1.5000%, 5.0923%, 8/15/28
‡,ž
820,000 821,205
GS Mortgage Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55
Ç,ž
571,311 567,994
GS Mortgage-Backed Securities Trust 2026-CES1 A1, 4.8990%, 5/25/56
Ç,ž
187,271 185,242
Hertz Vehicle Financing III LLC 2025-5A A, 4.6200%, 5/25/30
ž
360,000 356,150
Huntington Bank Auto Credit-Linked Notes 2024-2 B1, 5.4420%, 10/20/32
ž
290,415 291,666
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28
ž
67,744 68,246
Libra Solutions LLC 2024-1A A, 5.8800%, 9/30/38
ž
301,000 297,746
Libra Solutions LLC 2025-1A A, 6.3550%, 8/15/39
ž
858,000 847,195
Lmdv Issuer Co. LLC 2025-1A A2, 5.3100%, 12/15/55
ž
496,000 495,453
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30
ž
48,292 48,384
MVW LLC 2025-2A A, 4.4800%, 10/20/44
ž
190,421 188,129
NRM FNT1 Excess LLC 2024-FNT1 A, 7.3980%, 11/25/31
Ç,ž
597,110 601,546
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50
ž
583,648 505,800
Oaktree ABF Equipment ST LLC 2026-1A A2, 4.5000%, 10/17/33
ž
356,000 355,652
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55
ž
2,082,000 2,036,374
RCKT Mortgage Trust 2023-CES1 A1A, 6.5150%, 6/25/43
‡,ž
152,970 152,567

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
36 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
RCKT Mortgage Trust 2024-CES1 A1A, 6.0250%, 2/25/44
‡,ž
$ 235,299 $ 235,514
RCKT Mortgage Trust 2024-CES2 A1A, 6.1410%, 4/25/44
‡,ž
500,601 501,736
RCKT Mortgage Trust 2024-CES5 A1A, 5.8460%, 8/25/44
Ç,ž
431,424 432,354
RCKT Mortgage Trust 2024-CES6 A1A, 5.3440%, 9/25/44
Ç,ž
454,272 453,519
RCKT Mortgage Trust 2024-CES7 A1A, 5.1580%, 10/25/44
Ç,ž
934,925 931,565
RCKT Mortgage Trust 2024-CES9 A1A, 5.5820%, 12/25/44
Ç,ž
175,948 176,062
RCKT Mortgage Trust 2025-CES10 A1A, 4.8940%, 11/25/55
Ç,ž
660,610 652,886
RCKT Mortgage Trust 2025-CES2 A1A, 5.5030%, 2/25/55
Ç,ž
386,031 386,804
RCKT Mortgage Trust 2025-CES7 A1A, 5.3770%, 7/25/55
Ç,ž
229,120 228,694
RCKT Mortgage Trust 2025-CES8 A1A, 5.1477%, 8/25/55
‡,ž
718,191 713,594
RCKT Mortgage Trust 2025-CES9 A1A, 4.7950%, 9/25/55
Ç,ž
266,578 262,908
RCKT Mortgage Trust 2026-CES2 A1A, 4.7620%, 2/25/56
Ç,ž
514,503 506,812
RCKT Mortgage Trust 2026-CES2 A1B, 4.8630%, 2/25/56
Ç,ž
142,289 140,699
RCKT Mortgage Trust 2026-CES4 A1A, 5.1240%, 4/25/56
Ç,ž
429,564 426,798
RCKT Mortgage Trust 2026-CES6 A1A, 5.3210%, 6/25/56
Ç,ž
450,000 449,188
Research-Driven Pagaya Motor Asset Trust 2026-R1A A, 5.6590%, 7/25/34
ž
374,818 376,005
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53
‡,ž
1,678,255 1,718,896
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53
‡,ž
573,591 589,175
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54
‡,ž
278,917 280,860
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54
‡,ž
449,941 455,524
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1
Month + 1.6000%, 5.2483%, 10/25/55
‡,ž
786,281 786,591
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1A, CME Term SOFR 1
Month + 1.4000%, 5.0483%, 4/25/56
‡,ž
543,323 543,929
SCF Equipment Leasing LLC 2025-2A A2, 4.2600%, 12/22/31
ž
290,734 290,032
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56
ž
852,000 842,107
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55
ž
2,076,000 2,040,683
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56
ž
1,128,000 1,093,536
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48
ž
571,500 569,650
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51
ž
1,125,945 1,049,351
Tesla Sustainable Energy Business Trust 2026-1A A, 5.3100%, 5/20/52
ž
947,000 937,979
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65
Ç,ž
969,994 963,076
Trackside Rail LLC 2026-1A A, 4.8900%, 3/20/56
ž
1,260,028 1,219,069
Truist Bank Auto Credit-Linked Notes 2026-1 B, 5.0670%, 6/26/34
ž
750,000 749,364
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47
ž
340,945 338,272
US Bank NA 2026-RVM1 B1, 4.9590%, 12/25/46
ž
525,617 522,141
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45
ž
634,000 608,268
VB-S1 Issuer LLC 2026-1A C2, 4.6930%, 3/15/56
ž
509,000 494,840
Vista Point Securitization Trust 2026-CES1 A1, 5.0350%, 2/25/56
Ç,ž
563,630 556,585
Wendy's Funding LLC 2019-1A A2II, 4.0800%, 6/15/49
ž
591,414 568,114
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51
ž
223,963 206,864
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51
ž
555,744 490,608
Wendy's Funding LLC 2022-1A A2II, 4.5350%, 3/15/52
ž
122,845 117,500
Zayo Issuer LLC 2025-3A B, 5.7160%, 10/20/55
ž
280,000 273,296
Total Asset-Backed Securities (cost $58,802,529) 58,238,241
Bank Loans - 3 .3%
Communication Services - 0 .9%
Delta 2 (Lux) SARL, First Lien Term Loan B, CME Term SOFR 3 Month + 1.7500%,
5.4822%, 9/30/31
‡,ƒ
2,869,649 2,866,665
TKO Worldwide Holdings LLC, First Lien Term Loan B7, CME Term SOFR 3 Month
+ 1.7500%, 5.4125%, 11/21/31
‡,ƒ
2,805,054 2,794,535
5,661,200

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 37
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Consumer Discretionary - 0.0%
Life Time, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 2.0000%,
5.6126%, 11/5/31
‡,ƒ
$ 1,537 $ 1,538
Consumer Staples - 0 .2%
Lavender Dutch BorrowerCo BV, First Lien Term Loan B, CME Term SOFR 3
Month + 3.2500%, 6.9822%, 12/30/32
‡,ƒ
1,347,258 1,332,102
Financials - 0 .2%
Citadel Securities Global Holdings LLC, First Lien Term Loan, CME Term SOFR 3
Month + 2.0000%, 5.6996%, 10/31/31
‡,ƒ
1,493,687 1,490,058
Industrials - 1 .7%
EMRLD Borrower LP, First Lien Term Loan, CME Term SOFR 1 Month + 2.2500%,
5.8939%, 8/4/31
‡,ƒ
3,110,592 3,106,268
First Student Bidco, Inc., First Lien Term Loan B, CME Term SOFR 3 Month +
2.2500%, 5.9500%, 8/15/30
‡,ƒ
2,454,495 2,454,494
Genesee & Wyoming, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
1.7500%, 5.4822%, 4/10/31
‡,ƒ
2,901,903 2,888,119
Quikrete Holdings, Inc., First Lien Term Loan B3, CME Term SOFR 1 Month +
2.2500%, 5.8939%, 2/10/32
‡,ƒ
592,531 591,791
Stonepeak Nile Parent LLC, First Lien Term Loan, CME Term SOFR 3 Month +
2.0000%, 5.6574%, 4/9/32
‡,ƒ
1,257,848 1,253,923
10,294,595
Information Technology - 0 .1%
Qnity Electronics, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
2.0000%, 5.6658%, 10/29/32
‡,ƒ
498,495 499,008
Utilities - 0 .2%
Alpha Generation LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
1.7500%, 5.3939%, 9/30/31
‡,ƒ
935,340 925,809
Total Bank Loans (cost $20,246,623) 20,204,310
Collateralized Loan Obligations - 5 .5%
AGL CLO 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9521%,
10/21/38
‡,ž
2,303,000 2,306,734
Bain Capital Credit CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%,
4.9771%, 10/24/38
‡,ž
1,328,000 1,329,864
Ballyrock CLO 14 Ltd. 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%,
5.2552%, 7/20/37
‡,ž
270,000 270,759
Barings Loan Partners CLO 5 Ltd. LP-5A A, CME Term SOFR 3 Month + 1.2200%,
4.8952%, 1/20/35
‡,ž
1,571,653 1,572,439
Benefit Street Partners CLO 43 Ltd. 2025-43A A, CME Term SOFR 3 Month +
1.2700%, 4.9452%, 10/20/38
‡,ž
1,880,000 1,882,218
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 5.0631%, 7/15/37
‡,ž
2,122,000 2,125,016
Carlyle US CLO Ltd. 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%,
5.2404%, 10/17/37
‡,ž
1,898,000 1,902,308
Carlyle US CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%,
4.9952%, 7/20/38
‡,ž
2,014,000 2,018,020
CBAM Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.0204%,
10/17/38
‡,ž
892,000 893,543
CIFC Funding Ltd. 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9552%,
10/19/38
‡,ž
1,469,000 1,471,380
Elmwood CLO X Ltd. 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%,
4.9752%, 7/20/38
‡,ž
684,241 685,397
GoldenTree Loan Management US CLO 17 Ltd. 2023-17A AR, CME Term SOFR 3
Month + 1.2800%, 4.9552%, 1/20/39
‡,ž
1,584,000 1,586,157
Madison Park Funding LV Ltd. 2022-55A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0352%, 7/18/37
‡,ž
2,161,667 2,165,005

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
38 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding LXII Ltd. 2022-62A A1R2, CME Term SOFR 3 Month +
1.3000%, 4.9795%, 7/16/38
‡,ž
$ 1,526,000 $ 1,527,849
Madison Park Funding LXXIII Ltd. 2025-73A A1, CME Term SOFR 3 Month +
1.3000%, 4.9804%, 10/17/38
‡,ž
1,650,000 1,652,141
Madison Park Funding XXXIV Ltd. 2019-34A A2RR, CME Term SOFR 3 Month +
1.6000%, 5.2795%, 10/16/37
‡,ž
730,000 731,820
Magnetite 50 Ltd. 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 4.9466%,
7/25/38
‡,ž
1,160,000 1,161,159
Neuberger Berman CLO 32R Ltd. 2019-32RA A, CME Term SOFR 3 Month +
1.3100%, 4.9852%, 7/20/39
‡,ž
1,390,830 1,393,466
OCP CLO Ltd. 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.2452%,
7/20/37
‡,ž
503,005 504,140
OCP CLO Ltd. 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 4.9671%,
10/24/38
‡,ž
394,975 395,490
Octagon Investment Partners 42 Ltd. 2019-3A A2RR, CME Term SOFR 3 Month +
1.5600%, 5.2331%, 7/15/37
‡,ž
250,000 250,560
OHA Credit Funding 7 Ltd. 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%,
4.9552%, 7/19/38
‡,ž
1,500,000 1,501,479
OHA Credit Funding 9 Ltd. 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%,
5.2552%, 10/19/37
‡,ž
1,058,000 1,060,469
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.0521%, 7/21/37
‡,ž
1,509,000 1,511,538
Texas Debt Capital CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%,
5.0421%, 10/21/37
‡,ž
1,619,000 1,621,849
Voya CLO Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.2252%,
7/20/37
‡,ž
613,178 614,559
Total Collateralized Loan Obligations (cost $34,082,063) 34,135,359
Corporate Bonds - 21 .6%
Communication Services - 2 .4%
AT&T, Inc., 5.2500%, 10/30/36 1,939,000 1,904,099
Big Sky Funding LLC, 5.5000%, 12/31/27
¢
3,200,000 3,200,000
Black Pearl Compute LLC, 6.1250%, 2/15/31
ž
2,651,000 2,684,973
ROBLOX Corp., 3.8750%, 5/1/30
ž
2,245,000 2,121,579
Space Exploration Technologies Corp., 5.8750%, 7/15/36
ž
1,244,000 1,227,784
Stingray Compute LLC, 6.0000%, 6/15/31
ž
3,425,000 3,431,757
14,570,192
Consumer Discretionary - 1 .6%
Carnival Corp. Ltd., 5.7500%, 8/1/32
ž
2,179,000 2,200,283
Carvana Co., 9.0000%, 6/1/30
Ø,ž
2,020,898 2,089,255
Flutter Treasury DAC, 5.8750%, 6/4/31
ž
661,000 658,733
Pioneer Opco LLC, 7.0000%, 5/15/33
ž
1,653,000 1,682,101
Taylor Morrison Communities, Inc., 5.1250%, 8/1/30
ž
1,396,000 1,397,680
Taylor Morrison Communities, Inc., 5.7500%, 11/15/32
ž
1,914,000 1,969,789
9,997,841
Energy - 2 .9%
DT Midstream, Inc., 4.1250%, 6/15/29
ž
1,386,000 1,358,305
DT Midstream, Inc., 4.3750%, 6/15/31
ž
2,078,000 2,007,115
DT Midstream, Inc., 4.3000%, 4/15/32
ž
555,000 530,043
Hess Midstream Operations LP, 5.8750%, 3/1/28
ž
1,503,000 1,513,619
Hess Midstream Operations LP, 5.1250%, 6/15/28
ž
704,000 702,040
Hess Midstream Operations LP, 6.5000%, 6/1/29
ž
1,820,000 1,857,197
Hess Midstream Operations LP, 4.2500%, 2/15/30
ž
2,344,000 2,261,071
Occidental Petroleum Corp., 8.8750%, 7/15/30 665,000 748,772
SM Energy Co., 8.6250%, 11/1/30
ž
331,000 347,622

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 39
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Energy - (continued)
SM Energy Co., 8.7500%, 7/1/31
ž
$ 1,017,000 $ 1,062,292
SM Energy Co., 9.6250%, 6/15/33
ž
1,563,000 1,713,734
Sunoco LP, 5.6250%, 3/15/31
ž
835,000 828,910
Tallgrass Energy Partners LP, 7.3750%, 2/15/29
ž
936,000 960,116
Tallgrass Energy Partners LP, 6.7500%, 3/15/34
ž
2,216,000 2,235,620
18,126,456
Financials - 6 .5%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28
ž
572,000 563,176
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28
ž
909,000 920,683
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30
ž
924,000 951,789
Atlas Warehouse Lending Co. LP, 4.9500%, 11/15/30
ž
380,000 374,673
Bank of America Corp., SOFR + 0.8700%, 4.4770%, 4/23/30
‡
1,686,000 1,675,367
Bank of America Corp., SOFR + 1.0400%, 4.6950%, 4/23/32
‡
2,684,000 2,661,433
Blackstone Private Credit Fund, 7.3000%, 11/27/28 860,000 887,313
Blue Owl Credit Income Corp., 4.7000%, 2/8/27 140,000 139,303
Blue Owl Credit Income Corp., 7.9500%, 6/13/28 566,000 585,318
Burford Capital Global Finance LLC, 8.5000%, 1/15/34
#,ž
992,000 869,488
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36
‡
1,149,000 1,175,261
Citigroup, Inc., SOFR + 1.1710%, 4.5030%, 9/11/31
‡
4,680,000 4,619,075
Citigroup, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
1.2800%, 5.5920%, 11/19/34
‡
1,440,000 1,457,927
Citigroup, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
3.0010%, 6.6250%, 2/15/31
‡,μ
816,000 831,338
Goldman Sachs Group, Inc. (The), SOFR + 1.1900%, 5.0650%, 1/21/37
‡
722,000 704,926
Goldman Sachs Group, Inc. (The), SOFR + 1.3400%, 5.0940%, 4/20/34
‡
941,000 937,225
Jane Street Group, 7.1250%, 4/30/31
ž
1,487,000 1,537,493
Jane Street Group, 6.1250%, 11/1/32
ž
1,793,000 1,793,373
Jane Street Group, 6.7500%, 5/1/33
ž
1,849,000 1,901,450
JPMorgan Chase & Co., SOFR + 1.0100%, 5.1400%, 1/24/31
‡
1,348,000 1,363,158
JPMorgan Chase & Co., SOFR + 1.0700%, 4.8980%, 1/22/37
‡
3,158,000 3,075,211
LPL Holdings, Inc., 4.0000%, 3/15/29
ž
250,000 243,030
LPL Holdings, Inc., 6.0000%, 5/20/34 953,000 974,859
LPL Holdings, Inc., 5.7500%, 6/15/35 866,000 866,819
Morgan Stanley, SOFR + 0.9500%, 4.4930%, 1/16/32
‡
1,167,000 1,144,316
Morgan Stanley, SOFR + 1.1950%, 4.7080%, 3/12/32
‡
2,187,000 2,159,973
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
978,000 879,409
Morgan Stanley Private Bank NA, SOFR + 1.0800%, 4.7340%, 7/18/31
‡
3,644,000 3,627,562
Rocket Cos., Inc., 6.1250%, 8/1/30
ž
1,495,000 1,520,672
40,441,620
Health Care - 2 .1%
CVS Health Corp., 5.4500%, 9/15/35 919,000 930,888
CVS Health Corp., 4.7800%, 3/25/38 2,364,000 2,216,391
Health Care Service Corp., 5.4500%, 6/15/34
ž
1,687,000 1,695,288
Health Care Service Corp. A Mutual Legal Reserve Co., 5.2000%, 6/15/29
ž
915,000 922,913
Humana, Inc., 5.9500%, 3/15/34 2,414,000 2,498,855
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 1,520,000 1,603,213
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26 623,000 619,935
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32 1,217,000 1,262,814
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30 1,297,000 1,328,708
13,079,005
Industrials - 0 .8%
United Airlines Holdings, Inc., 4.8750%, 3/1/29 4,036,000 3,988,722

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
40 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrials - (continued)
Veritiv Operating Co., 10.5000%, 11/30/30
ž
$ 1,248,000 $ 1,276,372
5,265,094
Information Technology - 2 .6%
AppLovin Corp., 5.3750%, 12/1/31 980,000 993,670
AppLovin Corp., 5.5000%, 12/1/34 5,019,000 5,064,375
AppLovin Corp., 5.9500%, 12/1/54 1,262,000 1,216,631
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35
#
1,838,000 1,830,733
Crowdstrike Holdings, Inc., 3.0000%, 2/15/29 419,000 399,652
Foundry JV Holdco LLC, 5.8750%, 1/25/34
ž
3,027,000 3,075,593
Foundry JV Holdco LLC, 6.1000%, 1/25/36
ž
512,000 539,759
Foundry JV Holdco LLC, 6.2000%, 1/25/37
ž
801,000 847,005
Oracle Corp., 5.2000%, 9/26/35 1,200,000 1,123,448
Oracle Corp., 5.9500%, 9/26/55 446,000 379,019
Oracle Corp., 6.1000%, 9/26/65 640,000 535,451
16,005,336
Materials - 0 .4%
Fortescue Treasury Pty. Ltd., 4.5000%, 9/15/27
ž
2,186,000 2,169,224
Real Estate - 0 .1%
GLP Capital LP, 5.3000%, 1/15/29 100,000 100,469
GLP Capital LP, 5.6250%, 3/1/36 607,000 594,846
695,315
Utilities - 2 .2%
Alpha Generation LLC, 6.2500%, 1/15/34
ž
1,052,000 1,035,152
American Electric Power Co., Inc., C , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 2.1280%, 5.8000%, 3/15/56
‡
643,000 639,470
American Electric Power Co., Inc., D , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.9400%, 6.0500%, 3/15/56
‡
515,000 512,103
Dominion Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 1.7020%, 6.2500%, 12/15/56
‡
786,000 789,327
Dominion Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 1.8690%, 6.1500%, 12/15/56
‡
537,000 538,630
NextEra Energy Capital Holdings, Inc., AA , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.8400%, 6.0000%, 10/1/56
‡
1,150,000 1,149,430
NextEra Energy Capital Holdings, Inc., BB , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.7650%, 6.2000%, 10/1/56
‡
551,000 550,467
NextEra Energy Capital Holdings, Inc., CC , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.6850%, 6.6250%, 10/1/66
‡
349,000 354,374
Talen Energy Supply LLC, 6.3750%, 5/1/33
ž
1,765,000 1,762,772
Talen Energy Supply LLC, 6.2500%, 2/1/34
ž
1,245,000 1,237,433
Talen Energy Supply LLC, 6.5000%, 2/1/36
ž
2,043,000 2,059,665
Vistra Operations Co. LLC, 4.7000%, 1/31/31
ž
269,000 263,615
Vistra Operations Co. LLC, 5.0000%, 4/30/31
ž
1,465,000 1,453,925
Vistra Operations Co. LLC, 5.2500%, 4/30/33
ž
659,000 654,123
Vistra Operations Co. LLC, 5.3500%, 1/31/36
ž
519,000 508,619
13,509,105
Total Corporate Bonds (cost 133,665,631) 133,859,188
Commercial Mortgage-Backed Securities - 9 .3%
280 Park Avenue Mortgage Trust , CME Term SOFR 1 Month + 1.1800% ,
4.8054% , 9/15/34
‡ ,ž
629,029 628,302
ALA Trust
2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.3686%, 6/15/40
‡,ž
1,398,000 1,403,188
2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 5.4685%, 6/15/40
‡,ž
478,000 479,379

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 41
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
BAMLL Re-REMIC Trust
1.2731%, 7/27/50
‡,ž
$ 441,000 $ 397,340
0.4697%, 1/27/50
‡,ž
563,509 533,497
BLP Commercial Mortgage Trust
2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.8254%, 3/15/42
‡,ž
1,453,158 1,449,171
2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.1254%, 12/15/42
‡,ž
866,000 867,216
BOCA Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6000% ,
5.2254% , 12/15/42
‡ ,ž
990,000 991,804
BPR Commercial Mortgage Trust , 5.1120% , 11/5/42
‡ ,ž
750,000 743,583
BPR Trust
7.1465%, 10/5/38
‡,ž
1,289,000 1,313,098
5.3580%, 11/5/41
‡,ž
1,697,946 1,708,575
5.8500%, 11/5/41
‡,ž
651,000 643,086
BX Commercial Mortgage Trust
2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.1183%, 10/15/41
‡,ž
1,611,423 1,615,568
2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.3166%, 8/15/41
‡,ž
1,923,563 1,930,644
2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2153%, 8/15/41
‡,ž
593,200 594,946
2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5128%, 10/15/41
‡,ž
720,832 722,198
2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 4.9182%, 12/15/39
‡,ž
770,982 772,366
2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.2677%, 12/15/39
‡,ž
355,100 355,925
2026-CSMO A, CME Term SOFR 1 Month + 1.4000%, 5.0254%, 2/15/43
‡,ž
1,257,000 1,259,462
2026-CSMO B, CME Term SOFR 1 Month + 1.7000%, 5.3254%, 2/15/43
‡,ž
437,000 439,489
2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6254%, 2/15/43
‡,ž
273,000 275,385
BX Trust
3.6050%, 12/9/41
ž
222,000 210,445
3.8560%, 12/9/41
ž
614,000 583,196
2021-LBA AV, CME Term SOFR 1 Month + 1.1645%, 4.7905%, 2/15/36
‡,ž
227,401 227,332
5.1988%, 12/13/42
‡,ž
1,558,000 1,558,833
2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.7754%, 2/15/35
‡,ž
1,452,000 1,445,643
2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.2250%, 7/15/42
‡,ž
608,000 607,171
2025-GW B, CME Term SOFR 1 Month + 1.8500%, 5.4750%, 7/15/42
‡,ž
1,662,000 1,662,461
2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.7692%, 3/15/30
‡,ž
1,765,965 1,762,833
2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.0189%, 3/15/30
‡,ž
386,546 385,337
2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.3254%, 7/15/44
‡,ž
1,902,554 1,902,970
Century Plaza Towers , 3.0967% , 11/13/39
‡ ,ž
1,452,000 1,241,040
CONE Trust
2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.2671%, 8/15/41
‡,ž
993,000 988,478
2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 5.9162%, 8/15/41
‡,ž
729,739 729,608
Croton Park CLO Ltd. , 5.2331% , 10/15/36
‡
994,000 996,231
CSTL Commercial Mortgage Trust , 4.8510% , 2/10/43
‡ ,ž
298,000 293,494
DATA Mortgage Trust , 5.4756% , 5/10/46
‡ ,ž
206,594 204,819
DC Commercial Mortgage Trust , 6.8043% , 9/12/40
ž
1,014,152 1,023,773
Fannie Mae REMIC
3.0000%, 5/25/48 642,787 572,111
3.0000%, 11/25/49 673,525 601,460

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
42 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
FREMF Mortgage Trust , 5.8219% , 11/25/28
‡ ,ž
$ 310,000 $ 290,661
FS , CME Term SOFR 1 Month + 1.3500% , 4.9754% , 2/15/41
‡ ,ž
570,000 570,576
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.2872% , 11/25/41
‡ ,ž
648,685 648,620
GWT , CME Term SOFR 1 Month + 1.6912% , 5.3166% , 5/15/41
‡ ,ž
1,795,000 1,798,424
Hudsons Bay Simon JV Trust , 4.1545% , 8/5/34
ž
224,824 215,740
KRE Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3000% ,
4.9254% , 3/15/42
‡ ,ž
1,206,278 1,204,685
LEX Mortgage Trust , 5.0361% , 10/13/33
‡ ,ž
376,000 374,443
LEX Trust , CME Term SOFR 1 Month + 1.3500% , 4.9754% , 3/15/43
‡ ,ž
503,000 503,090
Life Mortgage Trust
2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.8395%, 3/15/38
‡,ž
112,353 111,468
2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 4.9206%, 5/15/39
‡,ž
494,068 470,502
MIC Trust , 8.7315% , 12/5/38
‡ ,ž
920,808 971,481
MLTI Trust , CME Term SOFR 1 Month + 1.4000% , 5.0213% , 6/15/31
‡ ,ž
1,035,000 1,036,125
National Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3500% ,
4.9754% , 6/15/43
‡ ,ž
1,107,000 1,107,662
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3933% ,
5.0187% , 10/15/40
‡ ,ž
1,210,000 1,212,645
NYC Trust , 5.0529% , 6/6/40
‡ ,ž
1,244,000 1,238,274
PLYM Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2500% ,
4.8754% , 3/15/43
‡ ,ž
432,000 432,204
PNW Trust , CME Term SOFR 1 Month + 1.7113% , 5.3367% , 4/15/41
‡ ,ž
956,000 953,854
SCG Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2000% ,
4.8254% , 3/15/35
‡ ,ž
1,735,000 1,733,842
SMRT Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.0000% ,
4.6260% , 1/15/39
‡ ,ž
696,000 695,786
TEXAS Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2931% ,
4.9185% , 4/15/42
‡ ,ž
473,000 471,802
TYSN Mortgage Trust , 6.7991% , 12/10/33
‡ ,ž
2,921,612 3,012,121
VASA Trust , CME Term SOFR 1 Month + 1.0145% , 4.6405% , 7/15/39
‡ ,ž
604,707 592,630
Wells Fargo Commercial Mortgage Trust , 5.2704% , 3/15/38
‡ ,ž
1,776,000 1,767,822
Total Commercial Mortgage-Backed Securities (cost $57,261,163) 57,535,914
Mortgage-Backed Securities - 22 .8%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
^
3,969,786 3,316,578
3.0000%, TBA, 30 Year Maturity
^
131,000 114,241
4.5000%, TBA, 30 Year Maturity
^
2,567,852 2,460,274
5.0000%, TBA, 30 Year Maturity
^
3,403,187 3,343,117
6.0000%, TBA, 30 Year Maturity
^
20,546,910 20,950,583
Fannie Mae Pool
Pool # AL5942, 5.0000%, 7/1/44 209,090 209,361
Pool # AL7381, 4.5000%, 6/1/45 55,310 54,950
Pool # AT2957, 3.0000%, 5/1/43 105,384 95,156
Pool # BF0130, 3.5000%, 8/1/56 1,239,242 1,124,290
Pool # BF0167, 3.0000%, 2/1/57 872,198 749,554
Pool # BF0189, 3.0000%, 6/1/57 4,210 3,609
Pool # BF0598, 2.5000%, 3/1/62 606,291 502,383
Pool # BF0619, 2.5000%, 3/1/62 3,000,538 2,443,072
Pool # MA1363, 3.0000%, 2/1/43 14,794 13,452
Fannie Mae Pool UMBS, 15 Year
Pool # BO3223, 3.0000%, 10/1/34 38,529 36,831
Pool # BO4725, 2.5000%, 11/1/34 80,717 76,255
Pool # BO5957, 3.0000%, 12/1/34 13,713 13,107

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 43
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 15 Year - (continued)
Pool # BO7717, 3.0000%, 11/1/34 $ 10,586 $ 10,141
Pool # FS3713, 2.5000%, 12/1/36 904,578 849,850
Fannie Mae Pool UMBS, 30 Year
Pool # 995757, 6.0000%, 2/1/37 40,371 42,011
Pool # AB7563, 3.0000%, 1/1/43 14,679 13,376
Pool # AL5887, 4.5000%, 10/1/44 66,133 65,238
Pool # AL6542, 4.5000%, 3/1/45 109,061 107,584
Pool # AL6842, 4.0000%, 5/1/45 32,455 31,039
Pool # AL6997, 4.5000%, 11/1/42 29,215 28,874
Pool # BJ4559, 3.5000%, 1/1/48 76,740 71,092
Pool # BJ4566, 4.0000%, 1/1/48 568,225 542,648
Pool # BJ9181, 5.0000%, 5/1/48 52,885 52,997
Pool # BK1964, 4.0000%, 3/1/48 161,420 153,758
Pool # BK2913, 2.5000%, 8/1/50 108,603 93,277
Pool # BN3899, 4.0000%, 12/1/48 35,590 33,749
Pool # BO2983, 3.0000%, 9/1/49 35,362 31,654
Pool # BT2256, 2.5000%, 3/1/52 130,692 111,371
Pool # BT8021, 5.0000%, 1/1/53 196,245 195,301
Pool # BV2962, 2.5000%, 3/1/52 45,815 39,053
Pool # BV2965, 2.5000%, 3/1/52 106,784 91,030
Pool # BV4144, 3.0000%, 3/1/52 546,255 484,792
Pool # BV4203, 3.5000%, 4/1/52 71,890 66,245
Pool # BV5152, 2.5000%, 3/1/52 106,477 90,771
Pool # BV5379, 3.0000%, 4/1/52 468,917 416,671
Pool # BV5380, 3.0000%, 4/1/52 396,545 351,867
Pool # BV5393, 3.5000%, 4/1/52 204,646 188,577
Pool # BV6879, 4.5000%, 4/1/52 55,418 53,571
Pool # BV7131, 4.5000%, 4/1/52 17,612 17,023
Pool # BV7132, 4.5000%, 4/1/52 22,062 21,325
Pool # BV7632, 4.5000%, 4/1/52 42,572 41,153
Pool # BV8484, 3.5000%, 4/1/52 73,774 67,981
Pool # BW0072, 4.5000%, 4/1/52 14,531 14,045
Pool # BW0081, 4.5000%, 4/1/52 31,348 30,300
Pool # BW0343, 4.5000%, 5/1/52 80,151 77,472
Pool # BW1288, 5.0000%, 10/1/52 135,457 134,621
Pool # BW7369, 5.0000%, 10/1/52 297,370 295,940
Pool # BX5759, 5.0000%, 1/1/53 69,393 69,030
Pool # BX5969, 5.0000%, 2/1/53 80,980 80,487
Pool # BX7860, 5.5000%, 3/1/53 86,879 88,260
Pool # BX8071, 5.0000%, 3/1/53 41,764 41,495
Pool # BX9351, 5.0000%, 4/1/53 92,843 92,244
Pool # BY0782, 5.5000%, 4/1/53 51,432 52,294
Pool # BY0866, 5.5000%, 5/1/53 48,159 48,813
Pool # BY1896, 5.5000%, 5/1/53 93,969 95,097
Pool # BY1920, 5.0000%, 5/1/53 50,603 50,276
Pool # BY2783, 5.0000%, 6/1/53 55,651 55,291
Pool # BY3263, 5.0000%, 6/1/53 72,398 71,931
Pool # BY4284, 5.5000%, 6/1/53 28,668 29,149
Pool # BY6374, 5.5000%, 7/1/53 76,205 77,119
Pool # BY6690, 5.0000%, 8/1/53 59,519 59,157
Pool # BY7004, 5.5000%, 7/1/53 26,451 26,895
Pool # CA3683, 4.5000%, 6/1/49 13,265 12,929
Pool # CA4035, 4.5000%, 8/1/49 20,154 19,644

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
44 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 30 Year - (continued)
Pool # CA4646, 3.0000%, 2/1/48 $ 63,048 $ 56,925
Pool # CA5573, 4.0000%, 4/1/50 99,461 93,996
Pool # CB0044, 3.0000%, 4/1/51 108,570 95,934
Pool # CB0456, 2.5000%, 5/1/51 251,282 210,372
Pool # CB2681, 3.5000%, 1/1/52 284,667 263,221
Pool # CB2750, 2.5000%, 2/1/52 1,425,611 1,203,929
Pool # CB2907, 3.5000%, 2/1/52 766,257 708,471
Pool # CB3042, 2.5000%, 3/1/52 534,569 455,744
Pool # CB3043, 2.5000%, 3/1/52 1,488,419 1,268,874
Pool # CB3240, 3.0000%, 4/1/52 115,810 102,504
Pool # CB3501, 3.5000%, 5/1/52 131,830 120,763
Pool # CB4329, 3.5000%, 7/1/52 56,885 52,449
Pool # CB6686, 4.5000%, 7/1/53 319,801 310,559
Pool # CB6851, 4.5000%, 8/1/53 220,605 214,209
Pool # CB7112, 5.5000%, 9/1/53 1,329,037 1,350,662
Pool # CB7430, 5.5000%, 11/1/53 449,197 458,175
Pool # CB8134, 5.5000%, 3/1/54 828,935 844,009
Pool # CB8543, 6.0000%, 5/1/54 1,389,802 1,436,661
Pool # FA3182, 6.0000%, 10/1/55 240,048 246,650
Pool # FA4270, 5.0000%, 12/1/55 1,439,649 1,431,196
Pool # FA4600, 2.5000%, 1/1/54 445,137 374,531
Pool # FM3664, 4.0000%, 3/1/49 74,432 70,583
Pool # FM5076, 4.0000%, 8/1/50 93,070 87,956
Pool # FM7159, 2.5000%, 2/1/51 893,811 748,640
Pool # FS0359, 2.5000%, 1/1/52 705,773 602,107
Pool # FS0662, 2.5000%, 2/1/52 3,420,093 2,915,624
Pool # FS1081, 2.5000%, 3/1/52 1,455,845 1,241,063
Pool # FS1184, 3.5000%, 3/1/52 939,818 866,521
Pool # FS1301, 3.5000%, 4/1/52 78,481 71,671
Pool # FS2144, 3.5000%, 6/1/52 670,738 618,427
Pool # FS2546, 4.0000%, 3/1/51 19,244 18,249
Pool # FS2713, 4.5000%, 10/1/50 484,762 472,880
Pool # FS3377, 4.0000%, 5/1/52 265,353 251,630
Pool # FS5339, 3.0000%, 7/1/52 656,365 578,744
Pool # FS5362, 4.5000%, 12/1/50 672,509 656,026
Pool # FS5491, 3.0000%, 7/1/52 560,759 494,271
Pool # FS5988, 2.5000%, 3/1/52 1,568,066 1,334,273
Pool # FS6380, 2.5000%, 2/1/52 795,844 666,462
Pool # FS6926, 2.5000%, 5/1/52 2,967,619 2,526,601
Pool # FS7607, 6.0000%, 3/1/54 356,508 370,147
Pool # FS7643, 6.0000%, 4/1/54 886,635 921,273
Pool # FS8037, 6.0000%, 1/1/54 415,706 432,071
Pool # MA3521, 4.0000%, 11/1/48 240,003 227,591
Pool # MA3774, 3.0000%, 9/1/49 64,375 56,829
Pool # MA3908, 4.5000%, 1/1/50 27,842 27,138
Pool # MA4079, 3.0000%, 7/1/50 977,897 862,547
Pool # MA4378, 2.0000%, 7/1/51 3,247,965 2,617,022
Freddie Mac Gold Pool
Pool # ZT1145, 4.5000%, 5/1/44 44,470 44,181
Pool # ZT1173, 4.0000%, 2/1/46 196,975 189,693
Freddie Mac Gold Pool, 30 Year , 4.0000% , 9/1/48 74,259 70,500
Freddie Mac Pool UMBS, 15 Year
Pool # QN0783, 3.0000%, 10/1/34 55,250 52,761

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 45
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 15 Year - (continued)
Pool # QN0786, 3.0000%, 10/1/34 $ 123,910 $ 118,516
Pool # QN0951, 2.5000%, 11/1/34 78,184 73,891
Pool # SB0040, 2.5000%, 12/1/33 450,433 432,887
Pool # SB0116, 2.5000%, 11/1/34 56,210 53,151
Pool # SB0866, 2.5000%, 6/1/37 1,100,065 1,029,830
Pool # ZK8962, 3.0000%, 9/1/32 84,634 81,752
Pool # ZK9009, 3.0000%, 10/1/32 27,502 26,522
Pool # ZK9163, 3.0000%, 1/1/33 55,265 53,318
Pool # ZS7403, 3.0000%, 5/1/31 346,008 337,826
Freddie Mac Pool UMBS, 30 Year
Pool # QA2159, 3.0000%, 8/1/49 34,167 29,890
Pool # QA4936, 3.0000%, 12/1/49 81,691 72,115
Pool # QA5622, 3.0000%, 12/1/49 41,794 36,894
Pool # QB1708, 2.5000%, 8/1/50 52,136 44,795
Pool # QB2976, 2.5000%, 8/1/50 23,506 20,189
Pool # QB3353, 2.5000%, 9/1/50 95,355 81,869
Pool # QC5848, 2.5000%, 8/1/51 2,798,316 2,368,378
Pool # QD4842, 2.5000%, 1/1/52 139,790 119,084
Pool # QD6087, 2.5000%, 1/1/52 225,513 192,317
Pool # QD6554, 3.0000%, 2/1/52 150,969 134,006
Pool # QD6555, 3.0000%, 2/1/52 98,046 87,151
Pool # QD7069, 2.5000%, 2/1/52 348,763 297,320
Pool # QD8288, 2.5000%, 3/1/52 61,999 52,853
Pool # QD9182, 3.0000%, 3/1/52 173,438 154,139
Pool # QD9191, 3.5000%, 4/1/52 36,479 33,615
Pool # QD9513, 2.5000%, 2/1/52 217,917 184,680
Pool # QE0318, 4.5000%, 3/1/52 14,760 14,268
Pool # QE1073, 3.5000%, 4/1/52 47,460 43,734
Pool # QF0488, 5.5000%, 9/1/52 286,840 291,734
Pool # QF2145, 5.0000%, 10/1/52 18,786 18,696
Pool # QF2386, 5.0000%, 10/1/52 546,377 542,735
Pool # QF2437, 5.5000%, 10/1/52 20,208 20,576
Pool # QF6841, 5.0000%, 1/1/53 35,175 35,006
Pool # QF7813, 5.0000%, 1/1/53 32,500 32,344
Pool # QF8398, 5.0000%, 3/1/53 143,122 142,198
Pool # QF9871, 5.0000%, 3/1/53 146,299 145,355
Pool # QG1442, 5.0000%, 4/1/53 157,567 156,221
Pool # QG2380, 5.0000%, 5/1/53 325,294 322,516
Pool # QG2543, 5.5000%, 5/1/53 142,757 144,470
Pool # QG3598, 5.0000%, 5/1/53 200,650 198,936
Pool # QG3742, 5.0000%, 5/1/53 10,384 10,328
Pool # QG3912, 5.5000%, 6/1/53 450,695 456,102
Pool # QG3917, 5.0000%, 6/1/53 734,805 728,529
Pool # QG4676, 5.0000%, 6/1/53 39,089 38,594
Pool # QG4741, 5.5000%, 6/1/53 62,327 62,721
Pool # QG4742, 5.0000%, 6/1/53 133,910 132,138
Pool # QG5055, 5.0000%, 6/1/53 92,775 91,547
Pool # QG5161, 5.0000%, 6/1/53 125,533 123,872
Pool # QG6693, 5.5000%, 7/1/53 320,205 324,556
Pool # QG7441, 5.5000%, 7/1/53 175,423 177,527
Pool # QI2699, 5.5000%, 4/1/54 221,115 225,354
Pool # RA1087, 4.5000%, 7/1/49 131,800 128,238
Pool # RA1088, 4.5000%, 7/1/49 24,357 23,741

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
46 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 30 Year - (continued)
Pool # RA1188, 4.5000%, 8/1/49 $ 129,562 $ 126,060
Pool # RA1999, 4.5000%, 1/1/50 92,181 89,689
Pool # RA5285, 2.5000%, 5/1/51 1,027,879 870,591
Pool # RA5906, 2.5000%, 9/1/51 1,712,967 1,458,934
Pool # RA9851, 6.0000%, 9/1/53 2,483,181 2,572,012
Pool # RJ1341, 6.0000%, 4/1/54 1,000,405 1,034,135
Pool # RJ3021, 5.5000%, 12/1/54 2,489,889 2,510,828
Pool # RJ4363, 5.5000%, 6/1/55 685,663 698,149
Pool # RJ5835, 5.0000%, 1/1/56 3,595,754 3,564,571
Pool # SD0688, 2.5000%, 10/1/51 2,070,413 1,762,362
Pool # SD0931, 2.5000%, 3/1/52 2,051,955 1,744,110
Pool # SD0943, 3.5000%, 4/1/52 312,313 288,760
Pool # SD1041, 3.0000%, 6/1/52 2,030,657 1,805,960
Pool # SD1143, 4.5000%, 9/1/50 727,819 709,980
Pool # SD1150, 3.5000%, 6/1/52 1,200,981 1,110,411
Pool # SD1551, 4.0000%, 3/1/50 247,593 234,788
Pool # SD1840, 3.0000%, 6/1/52 391,596 345,165
Pool # SD2897, 5.5000%, 5/1/53 231,575 234,827
Pool # SD3493, 2.5000%, 5/1/52 839,434 715,057
Pool # SD3523, 3.0000%, 6/1/52 1,454,327 1,281,439
Pool # SD4009, 6.0000%, 9/1/53 719,872 747,412
Pool # SD4247, 6.5000%, 11/1/53 665,900 697,006
Pool # SD4294, 5.5000%, 9/1/53 341,380 347,991
Pool # SD4668, 6.0000%, 10/1/53 1,163,399 1,196,153
Pool # SD7023, 3.0000%, 6/1/52 539,872 475,536
Pool # SD7548, 2.5000%, 11/1/51 585,045 500,017
Pool # SD8040, 4.5000%, 1/1/50 21,826 21,274
Pool # SD8212, 2.5000%, 5/1/52 2,445,077 2,057,415
Pool # SI2017, 4.0000%, 12/1/48 257,809 244,467
Pool # SL1226, 5.5000%, 5/1/55 2,299,527 2,338,533
Pool # SL3350, 6.0000%, 11/1/55 345,920 355,660
Pool # SL3985, 5.0000%, 1/1/56 1,029,409 1,017,276
Pool # SL4179, 2.5000%, 1/1/54 535,016 450,191
Pool # SL4658, 5.0000%, 1/1/56 1,604,472 1,585,562
Pool # SL4976, 5.0000%, 4/1/56 1,916,650 1,894,047
Pool # ZA7158, 4.5000%, 6/1/49 20,014 19,473
Pool # ZM1434, 3.5000%, 7/1/46 125,116 116,284
Pool # ZM5707, 3.5000%, 2/1/48 74,347 68,739
Pool # ZM6276, 4.0000%, 4/1/48 176,028 167,614
Pool # ZM7182, 4.5000%, 7/1/48 37,132 36,222
Pool # ZM7926, 5.0000%, 9/1/48 10,576 10,599
Pool # ZS3695, 6.0000%, 4/1/40 54,181 56,579
Pool # ZT1320, 4.0000%, 11/1/48 21,473 20,363
Pool # ZT1633, 4.0000%, 3/1/47 43,915 42,033
Ginnie Mae I Pool, 30 Year
Pool # 784059, 4.0000%, 1/15/45 710,751 678,913
Pool # 784182, 4.5000%, 8/15/46 900,303 882,198
Pool # BC7161, 4.0000%, 8/15/47 36,387 34,506
Pool # BD7109, 4.0000%, 11/15/47 22,016 20,878
Pool # BD7135, 4.0000%, 12/15/47 83,927 79,590
Ginnie Mae II Pool, 30 Year
Pool # 785843, 2.5000%, 1/20/52 1,705,267 1,450,671
Pool # BB9814, 4.0000%, 8/20/47 9,529 9,049

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 47
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Ginnie Mae II Pool, 30 Year - (continued)
Pool # BB9817, 4.0000%, 8/20/47 $ 89,570 $ 85,061
Pool # BB9835, 4.0000%, 8/20/47 24,722 23,477
Pool # BH3672, 4.5000%, 5/20/48 22,762 22,163
Pool # BH3673, 4.5000%, 5/20/48 89,156 86,397
Pool # MA4068, 3.0000%, 11/20/46 1,576,867 1,420,900
Pool # MA5021, 4.5000%, 2/20/48 105,373 103,192
Pool # MA5192, 4.0000%, 5/20/48 138,905 131,569
Pool # MA5264, 4.0000%, 6/20/48 203,574 192,823
Pool # MA5400, 5.0000%, 8/20/48 172,609 173,172
Pool # MA5930, 3.5000%, 5/20/49 2,056,570 1,888,001
Pool # MA7255, 2.5000%, 3/20/51 2,018,451 1,725,230
Pool # MA7313, 3.0000%, 4/20/51 1,059,178 942,585
Pool # MA7473, 3.0000%, 7/20/51 992,410 882,937
Pool # MA7535, 3.0000%, 8/20/51 2,735,443 2,433,485
Ginnie Mae II UMBS, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
^
3,288,763 2,808,456
3.5000%, TBA, 30 Year Maturity
^
2,835,736 2,545,864
4.0000%, TBA, 30 Year Maturity
^
158,727 147,458
5.0000%, TBA, 30 Year Maturity
^
982,425 968,536
Total Mortgage-Backed Securities (cost $143,186,442) 140,897,045
Residential Mortgage-Backed Securities - 6 .5%
A&D Mortgage Trust , 5.6990% , 11/25/69
ž
458,648 459,044
Angel Oak Mortgage Trust
2.5930%, 10/25/49
‡,ž
10,191 10,113
2.6200%, 11/25/59
‡,ž
8,627 8,555
2.5310%, 1/26/65
‡,ž
271,520 252,935
2.4100%, 4/25/65
‡,ž
77,245 74,283
4.9500%, 7/25/68
Ç,ž
1,221,310 1,212,795
5.5150%, 4/25/70
Ç,ž
839,925 840,673
Bayview MSR Opportunity Master Fund Trust
2021-4 A11, CME Term Average SOFR 30 Day + 0.8500%,
4.4778%, 10/25/51
‡,ž
828,690 801,923
2021-5 AF, CME Term Average SOFR 30 Day + 0.8500%, 4.4778%, 11/25/51
‡,ž
825,090 800,218
3.0000%, 12/25/51
‡,ž
642,051 550,110
Brean Asset-Backed Securities Trust , 4.5000% , 5/25/64
ž
730,829 717,612
Chase Mortgage Finance Corp. , CME Term Average SOFR 30 Day + 1.2000% ,
4.8278% , 2/25/50
‡ ,ž
400,437 395,701
Citigroup Mortgage Loan Trust , 5.2370% , 12/25/55
‡ ,ž
1,074,330 1,067,350
Connecticut Avenue Securities Trust
2021-R03 1M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2778%, 12/25/41
‡,ž
578,467 580,253
2022-R01 1B1, CME Term Average SOFR 30 Day + 3.1500%,
6.7778%, 12/25/41
‡,ž
2,186,000 2,203,078
2022-R02 2M2, CME Term Average SOFR 30 Day + 3.0000%,
6.6278%, 1/25/42
‡,ž
735,536 743,162
2022-R04 1M2, CME Term Average SOFR 30 Day + 3.1000%,
6.7278%, 3/25/42
‡,ž
47,495 48,114
2023-R06 1M1, CME Term Average SOFR 30 Day + 1.7000%,
5.3278%, 7/25/43
‡,ž
205,882 206,298
2023-R07 2M1, CME Term Average SOFR 30 Day + 1.9500%,
5.5778%, 9/25/43
‡,ž
64,109 64,224
2023-R08 1M1, CME Term Average SOFR 30 Day + 1.5000%,
5.1278%, 10/25/43
‡,ž
113,775 113,846

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
48 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
2024-R01 1M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6778%, 1/25/44
‡,ž
$ 151,651 $ 151,559
2024-R03 2M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 3/25/44
‡,ž
68,658 68,648
2025-R01 1M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7278%, 1/25/45
‡,ž
79,297 79,334
2025-R02 1M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 2/25/45
‡,ž
117,374 117,374
2025-R04 1M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/45
‡,ž
516,787 517,097
2025-R05 2M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 7/25/45
‡,ž
340,035 340,171
EFMT , 5.2210% , 11/25/40
Ç ,ž
417,000 416,088
Finance of America Structured Securities Trust , 3.5000% , 2/25/75
ž
533,113 518,133
Flagstar Mortgage Trust , 3.0000% , 12/30/51
‡ ,ž
1,741,262 1,494,090
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust
2021-HQA3 M2, CME Term Average SOFR 30 Day + 2.1000%,
5.7278%, 9/25/41
‡,ž
306,930 307,741
2021-HQA4 M2, CME Term Average SOFR 30 Day + 2.3500%,
5.9778%, 12/25/41
‡,ž
1,876,646 1,886,688
2022-DNA2 M2, CME Term Average SOFR 30 Day + 3.7500%,
7.3778%, 2/25/42
‡,ž
451,437 459,336
2022-DNA3 M2, CME Term Average SOFR 30 Day + 4.3500%,
7.9778%, 4/25/42
‡,ž
101,525 104,198
2023-HQA2 M1A, CME Term Average SOFR 30 Day + 2.0000%,
5.6278%, 6/25/43
‡,ž
12,527 12,545
2023-HQA3 M1, CME Term Average SOFR 30 Day + 1.8500%,
5.4778%, 11/25/43
‡,ž
240,449 241,380
2024-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/44
‡,ž
97,222 97,276
2025-DNA1 M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6778%, 1/25/45
‡,ž
190,490 190,421
2025-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/45
‡,ž
22,509 22,512
2025-DNA3 M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7278%, 9/25/45
‡,ž
30,153 30,171
2025-HQA1 M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 2/25/45
‡,ž
309,489 309,690
GCAT Trust , 6.0000% , 8/25/53
‡ ,ž
907,768 921,077
Homeward Opportunities Fund Trust
5.9890%, 9/25/39
Ç,ž
360,031 360,278
5.4760%, 3/25/40
Ç,ž
998,000 998,408
5.2370%, 9/25/40
Ç,ž
450,000 450,091
J.P. Morgan Mortgage Trust , 5.5000% , 11/25/55
Ç ,ž
304,764 304,255
LHOME Mortgage Trust
6.9000%, 5/25/29
Ç,ž
493,034 493,580
5.9210%, 7/25/39
Ç,ž
1,355,072 1,356,406
5.2390%, 8/25/40
Ç,ž
460,000 460,802
4.9080%, 1/25/41
Ç,ž
223,000 221,117
Mello Mortgage Capital Acceptance
2021-INV2 A11, CME Term Average SOFR 30 Day + 0.9500%,
4.5621%, 8/25/51
‡,ž
585,009 567,390
2021-INV3 A11, CME Term Average SOFR 30 Day + 0.9500%,
4.5621%, 10/25/51
‡,ž
764,851 741,628

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 49
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Mello Mortgage Capital Acceptance - (continued)
4.0000%, 4/25/54
Ç,ž
$ 390,803 $ 384,505
Morgan Stanley Residential Mortgage Loan Trust , 4.2500% , 2/25/65
‡ ,ž
557,180 534,992
New Residential Mortgage Loan Trust
4.5000%, 2/25/58
‡,ž
110,219 109,436
5.1170%, 9/25/64
‡,ž
658,485 653,552
5.4430%, 9/25/39
Ç,ž
584,000 583,815
OBX Trust
3.0000%, 12/25/51
‡,ž
270,121 231,845
3.0000%, 12/25/51
‡,ž
715,032 608,398
5.4700%, 4/25/66
‡,ž
1,026,000 1,024,549
PRET Trust
4.0000%, 7/25/69
Ç,ž
679,967 653,471
4.0000%, 8/25/64
Ç,ž
755,650 739,361
4.1500%, 1/25/70
Ç,ž
1,182,048 1,144,394
PRPM LLC
3.7500%, 3/25/54
Ç,ž
256,204 249,541
4.5000%, 8/25/55
Ç,ž
440,814 433,002
3.2500%, 4/25/55
Ç,ž
591,154 569,916
3.0000%, 5/25/55
Ç,ž
920,332 878,912
RCKT Mortgage Trust , CME Term Average SOFR 30 Day + 0.8000% ,
4.4278% , 7/25/51
‡ ,ž
568,985 550,797
Reneu Redi Q-1 Trust , 5.8920% , 6/25/41
Ç ,ž
680,000 679,571
Saluda Grade Alternative Mortgage Trust
7.7620%, 4/25/30
Ç,ž
605,881 605,264
7.4390%, 7/25/30
Ç,ž
1,022,917 1,023,929
5.7490%, 3/25/31
Ç,ž
1,418,000 1,398,500
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40
Ç ,ž
750,000 746,409
Seasoned Loans Structured Transaction Trust , 4.7500% , 9/25/60
‡ ,ž
84,032 83,472
Sequoia Mortgage Trust , 2.5000% , 5/25/43
‡ ,ž
71,499 63,150
Toorak Mortgage Trust , 5.5240% , 2/25/40
Ç ,ž
450,000 450,386
TVC Mortgage Trust , 4.9640% , 2/25/41
Ç ,ž
533,000 528,153
UWM Mortgage Trust , CME Term Average SOFR 30 Day + 0.9000% ,
4.5121% , 8/25/51
‡ ,ž
710,402 688,187
Total Residential Mortgage-Backed Securities - (cost $ 41,522,365 ) 41,007,278
Investment Companies - 8 .0%
Exchange-Traded Funds - 1 .3%
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
144,943 7,798,658
Money Market Funds - 6 .7%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
41,544,582 41,544,570
Total Investment Companies (cost $49,061,547) 49,343,228
Investments Purchased with Cash Collateral from Securities Lending - 0 .3%
Investment Companies - 0 .1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
963,705 963,705
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6300%, 7/1/26 1,034,026 1,034,026
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,997,731) 1,997,731
U.S. Treasury Debt - 18 .6%
U.S. Treasury Bonds, 4.9402%, 5/15/46 8,575,000 8,639,312
U.S. Treasury Bonds, 5.0428%, 2/15/56 11,824,600 11,486,490
U.S. Treasury Notes, 3.4465%, 11/30/27 2,132,000 2,109,098
U.S. Treasury Notes, 3.5264%, 12/31/27 1,317,000 1,301,927
U.S. Treasury Notes, 4.0439%, 4/30/28 1,337,400 1,327,735

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
50 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
U.S. Treasury Debt - (continued)
U.S. Treasury Notes, 4.0672%, 6/30/28 $ 15,609,600 $ 15,601,673
U.S. Treasury Notes, 4.1790%, 5/31/31 5,766,500 5,745,326
U.S. Treasury Notes, 4.1016%, 6/30/31 33,000,000 32,883,985
U.S. Treasury Notes, 4.3374%, 5/31/33 4,118,600 4,103,155
U.S. Treasury Notes, 4.3408%, 5/15/36 32,158,200 31,987,360
Total U.S. Treasury Debt (cost $115,337,311) 115,186,061
Total Investments (total cost $ 655,163,405 ) - 105 .3% 652,404,355
Liabilities, net of Cash, Receivables and Other Assets - (5.3%) (33,125,125)
Net Assets - 100.0% $619,279,230
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 599,075,263 91 .9%
Luxembourg 44,411,235 6 .8
Netherlands 4,543,559 0 .7
Australia 2,169,224 0 .3
Cayman Islands 1,546,341 0 .2
Ireland 658,733 0 .1
Total $652,404,355 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (0.9)%
Mortgage-Backed Securities - (0.9)%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year, 6.0000%, TBA, 30 Year Maturity
^
$ (5,611,910) $ (5,732,454)
Total Securities Sold Short (proceeds $5,724,465) $ (5,732,454)
Summary of Investments by Country - (Short Positions)
Country Value
% of
Investment
Securities
United States of America $ (5,732,454) 100.0%

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 51
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 8 .0%
Exchange-Traded Funds - 1.3%
Janus Henderson Emerging Markets Debt Hard Currency ETF
$ 7,779,817 $ – $ – $ – $ 18,841 $ 7,798,658 144,943 $ 244,215
Money Market Funds - 6.7%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
24,368,221 153,484,907 (136,294,923) (11,320) (2,315) 41,544,570 41,544,582 724,552
Total Investment Companies - 8 .0%
$32,148,038 $153,484,907 $(136,294,923) $(11,320) 16,526 $49,343,228 41,689,525 $968,767
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
403,920 112,163,463 (111,603,678) – – 963,705 963,705 44,985
Δ
Total Affiliated Investments - 8.1%
$32,551,958 $265,648,370 $(247,898,601) $(11,320) $16,526 $50,306,933 42,653,230 $1,013,752
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Great British Pound 8/13/26 10,523,677 $ (14,059,333) $ 97,680
Great British Pound 8/13/26 (77,231) 102,694 (233)
Great British Pound 8/13/26 (1,313,567) 1,763,667 (20,972)
Great British Pound 8/13/26 (3,942,960) 5,283,657 (52,573)
Great British Pound 8/13/26 (5,189,919) 6,954,704 (69,293)
–
Total $(45,391)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 752 9/30/26 $ 155,011,875 $ (9,386)
U.S. Treasury 5 Year Notes 1,158 9/30/26 123,960,281 395,042
U.S. Treasury Long Bonds 265 9/21/26 30,077,500 739,544
U.S. Treasury Ultra Bonds 151 9/21/26 17,539,594 376,111
Total - Futures Long $1,501,311
Futures Short:
U.S. Treasury 10 Year Notes 299 9/21/26 $ (32,857,297) $ (116,737)
U.S. Treasury 10 Year Ultra Bonds 156 9/21/26 (17,545,125) (52,465)
Total - Futures Short $(169,202)
Total $1,332,109

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
52 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2026.
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio's Statement of Operations for the period ended June 30, 2026.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Portfolio's Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2026
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ 97,680 $ 97,680
*
Futures contracts 1,510,697 — 1,510,697
Total Asset Derivatives $ 1,510,697 $ 97,680 $ 1,608,377
Liability Derivatives:
Forward foreign currency exchange contracts — 143,071 143,071
*
Futures contracts 178,588 — 178,588
Total Liability Derivatives $ 178,588 $ 143,071 $ 321,659
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended June 30, 2026
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 34,371 $ 34,371
Futures contracts — (6,694,634) — (6,694,634)
Swap contracts (400,411) — — (400,411)
Total $ (400,411) $ (6,694,634) $ 34,371 $ (7,060,674)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ (38,992) $ (38,992)
Futures contracts 2,378,248 — 2,378,248
Total $ 2,378,248 $ (38,992) $ 2,339,256

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 53
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2026
Futures contracts:
Average notional amount of contracts - long $311,286,440
Average notional amount of contracts - short 46,128,627
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 3,284,668
Average amounts sold - in USD 8,606,845
Credit default swaps:
Average notional amount - buy protection 17,628,571
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 97,680 $ (97,680) $ — $ —
Total $ 97,680 $ (97,680) $ — $ —
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 143,071 $ (97,680) $ — $ 45,391
Total $ 143,071 $ (97,680) $ — $ 45,391
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 1,915,661 $ — $ (1,915,661) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson VIT Flexible Bond Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
54 June 30, 2026
CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
LLC Limited Liability Company
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$3,200,000, which represents 0.5% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,915,661. Gross amounts of recognized liabilities for securities lending (collateral received) is $1,997,731, resulting in the net amount due the counterparty of $82,070.
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended June 30, 2026 is $255,765,893 which represents 41.3% of net assets.
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.
‡ Variable or floating rate security. Rate shown is the current rate as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson VIT Flexible Bond Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
Janus Aspen Series 55
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 58,238,241 $ — $ 58,238,241
Bank Loans — 20,204,310 — 20,204,310
Collateralized Loan Obligations — 34,135,359 — 34,135,359
Corporate Bonds — 130,659,188 3,200,000 133,859,188
Commercial Mortgage-Backed
Securities — 57,535,914 — 57,535,914
Mortgage-Backed Securities — 140,897,045 — 140,897,045
Residential Mortgage-Backed
Securities — 41,007,278 — 41,007,278
U.S. Treasury Debt — 115,186,061 — 115,186,061
Investment Companies 7,798,658 41,544,570 — 49,343,228
Investments Purchased with Cash
Collateral from Securities Lending — 1,997,731 — 1,997,731
Total Investments in Securities $ 7,798,658 $ 641,405,697 $ 3,200,000 $ 652,404,355
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 97,680 $ — $ 97,680
Futures Contracts 1,510,697 — — 1,510,697
Total Other Financial Instruments $ 1,510,697 $ 97,680 $ — $ 1,608,377
Total Assets $ 9,309,355 $ 641,503,377 $ 3,200,000 $ 654,012,732
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 5,732,454 $ — $ 5,732,454
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 143,071 $ — $ 143,071
Futures Contracts 178,588 — — 178,588
Total Other Financial Instruments $ 178,588 $ 143,071 $ — $ 321,659
Total Liabilities $ 178,588 $ 5,875,525 $ — $ 6,054,113
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson VIT Forty Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
56 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 99 .7%
Aerospace & Defense - 5 .2%
Boeing Co. (The)
*
79,687 $ 17,249,845
Howmet Aerospace, Inc. 127,866 34,378,053
51,627,898
Biotechnology - 4 .2%
Argenx SE (ADR)
*
22,062 20,468,462
Madrigal Pharmaceuticals, Inc.
*
14,132 7,588,177
Revolution Medicines, Inc.
*
38,942 7,293,058
Vaxcyte, Inc.
*
111,587 6,486,552
41,836,249
Broadline Retail - 8 .5%
Amazon.com, Inc.
*
269,266 64,176,858
MercadoLibre, Inc.
*
12,184 20,681,000
84,857,858
Capital Markets - 1 .3%
Robinhood Markets, Inc. - Class A
*
126,681 12,703,571
Communications Equipment - 2 .9%
Lumentum Holdings, Inc.
*
33,720 28,933,783
Diversified Telecommunication Services - 1 .5%
Space Exploration Technologies Corp. - Class A
#,*
85,449 14,599,816
Electrical Equipment - 7 .3%
Eaton Corp. plc 92,478 39,406,725
GE Vernova, Inc. 27,960 32,849,086
72,255,811
Financial Services - 1 .4%
Mastercard, Inc. - Class A 26,253 13,483,541
Health Care Equipment & Supplies - 1 .0%
Medline, Inc. - Class A
*
245,808 9,694,667
Health Care Providers & Services - 2 .6%
UnitedHealth Group, Inc. 61,412 25,524,669
Hotels, Restaurants & Leisure - 3 .4%
DoorDash, Inc. - Class A
*
74,859 13,813,731
DraftKings, Inc. - Class A
*
788,109 19,907,634
33,721,365
Interactive Media & Services - 11 .1%
Alphabet, Inc. - Class C 223,531 78,980,208
Meta Platforms, Inc. - Class A 55,034 31,000,102
109,980,310
IT Services - 1 .0%
Shopify, Inc. - Class A
*
84,182 9,611,901
Life Sciences Tools & Services - 1 .9%
Danaher Corp. 101,220 19,280,386
Pharmaceuticals - 3 .4%
Eli Lilly & Co. 28,588 34,289,305
Semiconductors & Semiconductor Equipment - 28 .6%
Broadcom, Inc. 157,753 59,591,196
Lam Research Corp. 74,009 32,070,320
NVIDIA Corp. 631,738 126,404,456
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 137,000 65,427,090
283,493,062
Software - 10 .7%
Datadog, Inc. - Class A
*
128,316 33,408,354
Microsoft Corp. 81,785 30,507,441
Oracle Corp. 226,377 33,175,549

Janus Henderson VIT Forty Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 57
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Software - (continued)
Palantir Technologies, Inc. - Class A
*
79,045 $ 9,222,180
106,313,524
Technology Hardware, Storage & Peripherals - 2 .8%
Apple, Inc. 94,776 27,424,383
Trading Companies & Distributors - 0 .9%
Ferguson Enterprises, Inc. 39,803 9,446,446
Total Common Stocks (cost $536,148,320) 989,078,545
Investment Companies - 0 .3%
Money Market Funds - 0 .3%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $3,072,362) 3,072,364 3,072,362
Investments Purchased with Cash Collateral from Securities Lending - 1 .1%
Investment Companies - 0 .9%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
8,587,524 8,587,524
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 2,146,881 2,146,881
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $10,734,405) 10,734,405
Total Investments (total cost $ 549,955,087 ) - 101 .1% 1,002,885,312
Liabilities, net of Cash, Receivables and Other Assets - (1.1%) (10,494,714)
Net Assets - 100.0% $992,390,598
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 844,217,772 84 .2%
Taiwan 65,427,090 6 .5
Ireland 39,406,725 3 .9
Uruguay 20,681,000 2 .1
Netherlands 20,468,462 2 .0
Canada 9,611,901 1 .0
Luxembourg 3,072,362 0 .3
Total $1,002,885,312 100 .0%

Janus Henderson VIT Forty Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
58 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 0 .3%
Money Market Funds - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 2,994,636 $ 88,351,504 $ (88,271,370) $ (2,145) $ (263) $ 3,072,362 3,072,364 $ 116,588
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
– 19,658,012 (11,070,488) – – 8,587,524 8,587,524 3,667
Δ
Total Affiliated Investments - 1.2%
$2,994,636 $108,009,516 $(99,341,858) $(2,145) $(263) $11,659,886 11,659,888 $120,255
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 10,949,734 $ — $ (10,949,734) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson VIT Forty Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
Janus Aspen Series 59
ADR American Depositary Receipt
LLC Limited Liability Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $10,949,734. Gross amounts of recognized liabilities for securities lending (collateral received) is $10,734,405, resulting in the net amount due the counterparty of $(215,329).
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 989,078,545 $ — $ — $ 989,078,545
Investment Companies — 3,072,362 — 3,072,362
Investments Purchased with Cash
Collateral from Securities Lending — 10,734,405 — 10,734,405
Total Assets $ 989,078,545 $ 13,806,767 $ — $ 1,002,885,312

Janus Henderson VIT Global Research Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
60 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 99 .9%
Aerospace & Defense - 3 .6%
BAE Systems plc 361,411 $ 8,843,267
Boeing Co. (The)
*
41,166 8,911,204
General Electric Co. 32,040 11,974,309
Howmet Aerospace, Inc. 36,498 9,812,853
39,541,633
Banks - 8 .1%
Banco Bilbao Vizcaya Argentaria SA 578,363 14,510,109
BNP Paribas SA 60,500 7,071,682
Erste Group Bank AG 106,078 14,212,853
JPMorgan Chase & Co. 70,330 23,021,119
NatWest Group plc 726,519 6,404,729
Piraeus Bank SA
*
424,706 4,425,578
Resona Holdings, Inc. 340,800 4,445,430
UniCredit SpA 160,132 14,327,827
88,419,327
Beverages - 1 .7%
Constellation Brands, Inc. - Class A 55,080 7,661,077
Monster Beverage Corp.
*
97,109 9,334,117
Pernod Ricard SA 19,740 1,441,540
18,436,734
Biotechnology - 3 .5%
AbbVie, Inc. 50,501 12,708,072
Argenx SE (ADR)
*
6,280 5,826,396
Ascendis Pharma A/S
*
8,199 2,186,837
Bridgebio Pharma, Inc.
*
15,123 1,126,361
Gilead Sciences, Inc. 33,859 4,277,746
Mirum Pharmaceuticals, Inc.
*
11,482 1,344,198
Revolution Medicines, Inc.
*
17,833 3,339,764
United Therapeutics Corp.
*
2,792 1,512,789
Vaxcyte, Inc.
*
34,938 2,030,946
Vertex Pharmaceuticals, Inc.
*
8,936 4,438,779
38,791,888
Broadline Retail - 3 .4%
Amazon.com, Inc.
*
134,879 32,147,061
MercadoLibre, Inc.
*
3,301 5,603,084
37,750,145
Building Products - 0 .8%
Trane Technologies plc 18,418 9,046,185
Capital Markets - 3 .4%
Ares Management Corp. - Class A 67,037 7,461,889
Bank of New York Mellon Corp. (The) 48,542 7,019,659
Blackstone, Inc. 47,988 5,646,748
LPL Financial Holdings, Inc. 23,696 6,674,689
Morgan Stanley 31,751 6,637,229
St James's Place plc 200,930 3,231,867
36,672,081
Chemicals - 0 .7%
Nippon Sanso Holdings Corp. 193,900 7,154,745
Commercial Services & Supplies - 0 .7%
RB Global, Inc. 65,228 7,594,524
Communications Equipment - 1 .1%
Arista Networks, Inc.
*
34,273 5,822,297

Janus Henderson VIT Global Research Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 61
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Communications Equipment - (continued)
Lumentum Holdings, Inc.
*
6,828 $ 5,858,834
11,681,131
Consumer Finance - 1 .3%
Capital One Financial Corp. 52,473 10,527,133
OneMain Holdings, Inc. 55,684 3,395,054
13,922,187
Diversified Telecommunication Services - 1 .6%
Space Exploration Technologies Corp. - Class A
#,*
100,230 17,125,298
Electric Utilities - 0 .6%
Xcel Energy, Inc. 82,615 6,633,984
Electrical Equipment - 3 .1%
Eaton Corp. plc 19,134 8,153,380
GE Vernova, Inc. 12,057 14,165,287
Nexans SA 41,269 6,857,141
Rosebank Industries plc
*
1,045,323 4,592,289
33,768,097
Electronic Equipment, Instruments & Components - 0 .4%
Amphenol Corp. - Class A 24,697 4,354,575
Entertainment - 2 .4%
Liberty Media Corp.-Liberty Formula One - Class C
*
90,815 8,640,139
Netflix, Inc.
*
84,859 6,058,932
Spotify Technology SA
*
11,974 5,497,623
Walt Disney Co. (The) 67,424 6,489,560
26,686,254
Financial Services - 2 .9%
Apollo Global Management, Inc. 38,116 4,509,504
Mastercard, Inc. - Class A 26,529 13,625,294
Visa, Inc. - Class A 40,953 14,050,565
32,185,363
Ground Transportation - 0 .7%
Canadian Pacific Kansas City Ltd. 90,975 7,888,221
Health Care Equipment & Supplies - 0 .8%
Boston Scientific Corp.
*
73,279 3,127,548
Globus Medical, Inc. - Class A
*
28,316 2,237,247
Intuitive Surgical, Inc.
*
9,084 3,612,525
8,977,320
Hotels, Restaurants & Leisure - 2 .5%
Booking Holdings, Inc. 29,518 5,261,288
DoorDash, Inc. - Class A
*
21,677 4,000,057
Hilton Worldwide Holdings, Inc. 17,615 5,821,053
McDonald's Corp. 32,037 8,659,922
Royal Caribbean Cruises Ltd. 9,059 2,876,504
Wingstop, Inc. 3,096 536,877
27,155,701
Household Durables - 0 .3%
Lennar Corp. - Class A 36,669 3,318,178
Independent Power and Renewable Electricity Producers - 1 .5%
RWE AG 81,507 5,281,165
Vistra Corp. 72,986 11,577,769
16,858,934
Industrial Conglomerates - 1 .0%
3M Co. 66,767 10,810,245

Janus Henderson VIT Global Research Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
62 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - 1 .9%
Arthur J Gallagher & Co. 36,486 $ 8,376,091
Beazley plc 149,509 2,552,862
Progressive Corp. (The) 46,018 10,052,632
20,981,585
Interactive Media & Services - 6 .0%
Alphabet, Inc. - Class C 149,817 52,934,840
Meta Platforms, Inc. - Class A 23,424 13,194,505
66,129,345
IT Services - 0 .8%
Snowflake, Inc. - Class A
*
32,787 8,344,291
Life Sciences Tools & Services - 0 .6%
Danaher Corp. 36,055 6,867,756
Machinery - 2 .0%
Atlas Copco AB - Class A 399,251 8,106,201
ATS Corp.
*
164,839 4,751,864
Deere & Co. 13,644 8,654,799
21,512,864
Metals & Mining - 1 .6%
Teck Resources Ltd. - Class B 157,869 9,403,564
Vale SA 518,467 7,822,961
17,226,525
Oil, Gas & Consumable Fuels - 4 .0%
Canadian Natural Resources Ltd. 161,724 6,400,078
Cheniere Energy, Inc. 13,340 3,188,393
Chevron Corp. 36,019 5,970,510
ConocoPhillips 41,247 4,288,038
EOG Resources, Inc. 28,517 3,699,510
Suncor Energy, Inc. 103,728 5,581,021
TC Energy Corp. 141,043 9,341,202
TotalEnergies SE 61,900 4,808,862
43,277,614
Passenger Airlines - 0 .5%
Ryanair Holdings plc 167,031 5,229,810
Personal Care Products - 0 .8%
Unilever plc 153,767 9,252,533
Pharmaceuticals - 4 .0%
AstraZeneca plc 42,237 7,903,122
Eli Lilly & Co. 10,855 13,019,813
Johnson & Johnson 61,623 15,650,393
Merck & Co., Inc. 55,752 7,164,132
43,737,460
Semiconductors & Semiconductor Equipment - 19 .5%
Advanced Micro Devices, Inc.
*
30,730 17,851,364
Analog Devices, Inc. 14,627 5,809,406
Applied Materials, Inc. 13,613 9,842,199
ASML Holding NV 10,162 20,155,468
Broadcom, Inc. 73,176 27,642,234
Lam Research Corp. 56,102 24,310,680
Micron Technology, Inc. 25,854 29,843,014
NVIDIA Corp. 330,991 66,227,989
Taiwan Semiconductor Manufacturing Co. Ltd. 153,000 11,748,847
213,431,201

Janus Henderson VIT Global Research Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 63
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Software - 5 .5%
Cadence Design Systems, Inc.
*
13,352 $ 5,011,273
Datadog, Inc. - Class A
*
33,907 8,828,026
Microsoft Corp. 105,001 39,167,473
Oracle Corp. 25,799 3,780,843
SAP SE 24,796 3,797,659
60,585,274
Specialty Retail - 1 .7%
O'Reilly Automotive, Inc.
*
82,874 7,631,867
TJX Cos., Inc. (The) 75,297 11,407,495
19,039,362
Technology Hardware, Storage & Peripherals - 3 .1%
Apple, Inc. 72,538 20,989,596
Seagate Technology Holdings plc 13,446 12,975,390
33,964,986
Textiles, Apparel & Luxury Goods - 0 .8%
Gildan Activewear, Inc. - Class A 48,302 2,492,383
LVMH Moet Hennessy Louis Vuitton SE 8,794 4,870,269
Moncler SpA 30,255 1,755,591
9,118,243
Trading Companies & Distributors - 0 .7%
Ferguson Enterprises, Inc. 29,693 7,084,778
Wireless Telecommunication Services - 0 .3%
T-Mobile US, Inc. 20,901 3,505,725
Total Common Stocks (cost $558,514,537) 1,094,062,102
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $828,617) 828,617 828,617
Investments Purchased with Cash Collateral from Securities Lending - 1 .0%
Investment Companies - 0 .8%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
9,079,170 9,079,170
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 2,269,793 2,269,793
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $11,348,963) 11,348,963
Total Investments (total cost $ 570,692,117 ) - 101 .0% 1,106,239,682
Liabilities, net of Cash, Receivables and Other Assets - (1.0%) (10,694,681)
Net Assets - 100.0% $1,095,545,001
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 832,434,820 75 .3%
Canada 45,858,333 4 .1
United Kingdom 38,188,380 3 .5
Netherlands 25,981,864 2 .3
France 25,049,494 2 .3
Ireland 22,429,375 2 .0
Italy 16,083,418 1 .5
Spain 14,510,109 1 .3
Austria 14,212,853 1 .3

Janus Henderson VIT Global Research Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
64 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Sweden $ 13,603,824 1 .2%
Taiwan 11,748,847 1 .1
Japan 11,600,175 1 .0
Germany 9,078,824 0 .8
Brazil 7,822,961 0 .7
Uruguay 5,603,084 0 .5
Jersey 4,592,289 0 .4
Greece 4,425,578 0 .4
Denmark 2,186,837 0 .2
Luxembourg 828,617 0 .1
Total $1,106,239,682 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 0 .1%
Money Market Funds - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 299,023 $ 49,000,055 $ (48,468,244) $ (2,217) $ – $ 828,617 828,617 $ 24,867
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
– 33,012,056 (23,932,886) – – 9,079,170 9,079,170 4,123
Δ
Total Affiliated Investments - 0.9%
$299,023 $82,012,111 $(72,401,130) $(2,217) $– $9,907,787 9,907,787 $28,990
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 11,576,619 $ — $ (11,576,619) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson VIT Global Research Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
Janus Aspen Series 65
ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $11,576,619. Gross amounts of recognized liabilities for securities lending (collateral received) is $11,348,963, resulting in the net amount due the counterparty of $(227,656).
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Henderson VIT Global Research Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
66 June 30, 2026
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense $ 30,698,366 $ 8,843,267 $ — $ 39,541,633
Banks 23,021,119 65,398,208 — 88,419,327
Beverages 16,995,194 1,441,540 — 18,436,734
Capital Markets 33,440,214 3,231,867 — 36,672,081
Chemicals — 7,154,745 — 7,154,745
Electrical Equipment 22,318,667 11,449,430 — 33,768,097
Independent Power and Renewable
Electricity Producers 11,577,769 5,281,165 — 16,858,934
Insurance 18,428,723 2,552,862 — 20,981,585
Machinery 13,406,663 8,106,201 — 21,512,864
Oil, Gas & Consumable Fuels 38,468,752 4,808,862 — 43,277,614
Passenger Airlines — 5,229,810 — 5,229,810
Personal Care Products — 9,252,533 — 9,252,533
Pharmaceuticals 35,834,338 7,903,122 — 43,737,460
Semiconductors & Semiconductor
Equipment 181,526,886 31,904,315 — 213,431,201
Software 56,787,615 3,797,659 — 60,585,274
Textiles, Apparel & Luxury Goods 2,492,383 6,625,860 — 9,118,243
Trading Companies & Distributors — 7,084,778 — 7,084,778
All Other 418,999,189 — — 418,999,189
Investment Companies — 828,617 — 828,617
Investments Purchased with Cash
Collateral from Securities Lending — 11,348,963 — 11,348,963
Total Assets $ 903,995,878 $ 202,243,804 $ — $ 1,106,239,682

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 67
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 96 .2%
Automobile Components - 1 .6%
Aptiv plc
*
3,514 $ 215,689
Banks - 4 .3%
Banco Bilbao Vizcaya Argentaria SA 12,511 313,879
Erste Group Bank AG 1,989 266,496
580,375
Biotechnology - 4 .0%
Argenx SE (ADR)
*
442 410,074
Vertex Pharmaceuticals, Inc.
*
252 125,176
535,250
Broadline Retail - 2 .2%
MercadoLibre, Inc.
*
177 300,438
Building Products - 3 .1%
Advanced Drainage Systems, Inc. 632 99,199
Cie de Saint-Gobain SA 2,110 191,046
Trane Technologies plc 254 124,754
414,999
Capital Markets - 2 .7%
Intercontinental Exchange, Inc. 1,382 170,138
S&P Global, Inc. 457 186,118
356,256
Commercial Services & Supplies - 0 .7%
Waste Management, Inc. 403 89,821
Construction & Engineering - 2 .2%
API Group Corp.
*
4,157 176,049
Stantec, Inc. 1,670 115,196
291,245
Electrical Equipment - 8 .6%
Contemporary Amperex Technology Co. Ltd. - Class H 3,300 297,038
Forgent Power Solutions, Inc. - Class A
*
1,505 84,069
Hubbell, Inc. - Class B 203 106,210
Legrand SA 388 65,497
Nextpower, Inc. - Class A
*
1,517 180,735
Prysmian SpA 504 84,672
Schneider Electric SE 999 327,784
1,146,005
Electronic Equipment, Instruments & Components - 4 .7%
Keyence Corp. 300 151,162
Keysight Technologies, Inc.
*
680 238,047
TE Connectivity plc 1,201 242,134
631,343
Entertainment - 3 .7%
Nintendo Co. Ltd. 1,700 71,397
Spotify Technology SA
*
911 418,268
489,665
Financial Services - 1 .9%
Mastercard, Inc. - Class A 491 252,178
Ground Transportation - 2 .6%
Uber Technologies, Inc.
*
4,793 345,863
Health Care Providers & Services - 5 .0%
Cardinal Health, Inc. 1,339 318,093
McKesson Corp. 471 355,888
673,981

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
68 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - 1 .4%
Hilton Worldwide Holdings, Inc. 564 $ 186,379
Industrial Conglomerates - 0 .8%
Hitachi Ltd. 3,700 102,831
Insurance - 9 .9%
AIA Group Ltd. 22,200 203,624
Arthur J Gallagher & Co. 1,492 342,518
Intact Financial Corp. 1,279 263,998
Progressive Corp. (The) 1,179 257,553
Tokio Marine Holdings, Inc. 5,900 261,280
1,328,973
Machinery - 3 .5%
Sandvik AB 7,889 325,729
Westinghouse Air Brake Technologies Corp. 545 146,932
472,661
Pharmaceuticals - 2 .3%
Eli Lilly & Co. 252 302,256
Professional Services - 4 .8%
BayCurrent, Inc. 3,500 130,410
Experian plc 5,187 174,460
Jacobs Solutions, Inc. 1,051 132,426
Verisk Analytics, Inc. - Class A 1,140 204,664
641,960
Real Estate Management & Development - 2 .6%
CBRE Group, Inc. - Class A
*
2,536 341,574
Semiconductors & Semiconductor Equipment - 14 .8%
ASML Holding NV 83 164,623
Broadcom, Inc. 452 170,743
KLA Corp. 656 197,922
Micron Technology, Inc. 110 126,972
NVIDIA Corp. 3,732 746,736
ON Semiconductor Corp.
*
1,570 148,428
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 894 426,947
1,982,371
Software - 6 .7%
Fair Isaac Corp.
*
51 60,934
Microsoft Corp. 1,510 563,260
SAP SE 1,012 154,994
ServiceNow, Inc.
*
1,148 113,973
893,161
Technology Hardware, Storage & Peripherals - 2 .1%
Seagate Technology Holdings plc 285 275,025
Total Common Stocks (cost $10,515,893) 12,850,299
Investment Companies - 4 .2%
Money Market Funds - 4 .2%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $560,467) 560,467 560,467
Total Investments (total cost $ 11,076,360 ) - 100 .4% 13,410,766
Liabilities, net of Cash, Receivables and Other Assets - (0.4%) (58,937)
Net Assets - 100.0% $13,351,829

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 69
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 7,045,879 52 .6%
Ireland 757,037 5 .7
Sweden 743,997 5 .5
Japan 717,080 5 .3
France 584,327 4 .4
Netherlands 574,697 4 .3
Luxembourg 560,467 4 .2
Taiwan 426,947 3 .2
Canada 379,194 2 .8
Spain 313,879 2 .3
Uruguay 300,438 2 .2
China 297,038 2 .2
Austria 266,496 2 .0
Hong Kong 203,624 1 .5
Germany 154,994 1 .2
Italy 84,672 0 .6
Total $13,410,766 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 4 .2%
Money Market Funds - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 343,582 $ 3,312,255 $ (3,095,221) $ (118) $ (31) $ 560,467 560,467 $ 9,751

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
70 June 30, 2026
ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Banks $ — $ 580,375 $ — $ 580,375
Building Products 223,953 191,046 — 414,999
Electrical Equipment 371,014 774,991 — 1,146,005
Electronic Equipment, Instruments &
Components 480,181 151,162 — 631,343
Entertainment 418,268 71,397 — 489,665
Industrial Conglomerates — 102,831 — 102,831
Insurance 864,069 464,904 — 1,328,973
Machinery 146,932 325,729 — 472,661
Professional Services 337,090 304,870 — 641,960
Semiconductors & Semiconductor
Equipment 1,817,748 164,623 — 1,982,371
Software 738,167 154,994 — 893,161
All Other 4,165,955 — — 4,165,955
Investment Companies — 560,467 — 560,467
Total Assets $ 9,563,377 $ 3,847,389 $ — $ 13,410,766

Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 71
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Broadline Retail - 2 .2%
Amazon.com, Inc.
*
171,856 $ 40,960,159
Capital Markets - 0 .1%
Coinbase Global, Inc. - Class A
*
17,742 2,593,703
Communications Equipment - 2 .4%
Arista Networks, Inc.
*
120,713 20,506,725
Lumentum Holdings, Inc.
*
27,538 23,629,256
44,135,981
Diversified Telecommunication Services - 1 .4%
Space Exploration Technologies Corp. - Class A
#,*
156,116 26,673,980
Electrical Equipment - 1 .9%
Forgent Power Solutions, Inc. - Class A
*
205,452 11,476,549
GE Vernova, Inc. 14,166 16,643,067
Innio NV
*
203,639 8,053,922
36,173,538
Electronic Equipment, Instruments & Components - 1 .8%
Amphenol Corp. - Class A 196,028 34,563,657
Entertainment - 0 .5%
Spotify Technology SA
*
19,375 8,895,644
Hotels, Restaurants & Leisure - 0 .9%
DoorDash, Inc. - Class A
*
86,733 16,004,840
Interactive Media & Services - 2 .5%
Alphabet, Inc. - Class C 131,855 46,588,327
IT Services - 2 .4%
Cloudflare, Inc. - Class A
*
16,498 4,046,629
Quantinuum, Inc. - Class A
*
38,197 3,122,223
Shopify, Inc. - Class A
*
59,723 6,819,172
Snowflake, Inc. - Class A
*
101,143 25,740,894
Twilio, Inc. - Class A
*
20,383 4,205,624
43,934,542
Semiconductors & Semiconductor Equipment - 60 .7%
Advanced Micro Devices, Inc.
*
91,646 53,238,078
Analog Devices, Inc. 65,786 26,128,226
Applied Materials, Inc. 44,174 31,937,802
ARM Holdings plc (ADR)
*
18,680 6,623,367
ASML Holding NV 27,909 55,355,143
Broadcom, Inc. 247,847 93,624,204
Cerebras Systems, Inc. - Class A
#,*
6,482 1,432,522
KLA Corp. 265,858 80,212,017
Lam Research Corp. 240,317 104,136,566
Micron Technology, Inc. 62,654 72,320,886
NVIDIA Corp. 1,119,598 224,020,364
SK hynix, Inc. 45,495 80,288,256
STMicroelectronics NV (Registered) (ADR) 245,158 18,359,883
Taiwan Semiconductor Manufacturing Co. Ltd. 3,598,000 276,289,882
Tower Semiconductor Ltd.
*
37,492 9,771,915
1,133,739,111
Software - 12 .0%
AppLovin Corp. - Class A
*
12,459 6,419,250
Cadence Design Systems, Inc.
*
56,884 21,349,703
Datadog, Inc. - Class A
*
96,471 25,117,189
Guidewire Software, Inc.
*
33,497 4,121,806
Microsoft Corp. 250,908 93,593,702
Nebius Group NV - Class A
#,*
166,263 45,916,853

Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
72 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Software - (continued)
Oracle Corp. 26,965 $ 3,951,721
Palantir Technologies, Inc. - Class A
*
113,198 13,206,811
Samsara, Inc. - Class A
*
54,125 1,755,274
ServiceTitan, Inc. - Class A
*
95,093 6,724,026
Via Transportation, Inc. - Class A
#,*
99,232 1,800,068
223,956,403
Technology Hardware, Storage & Peripherals - 10 .7%
Apple, Inc. 248,601 71,935,186
Samsung Electronics Co. Ltd. 446,986 97,743,994
Seagate Technology Holdings plc 32,172 31,045,980
200,725,160
Wireless Telecommunication Services - 0 .5%
SoftBank Group Corp. 259,800 9,747,979
Total Common Stocks (cost $760,585,344) 1,868,693,024
Warrants - 0.0%
Ground Transportation - 0.0%
Grab Holdings Ltd., expires 12/01/26
*
(cost $141,055) 44,659 1933
Private Placements - 0 .1%
Real Estate Management & Development - 0 .1%
Apartment List, Inc. - Series D
*,¢,††
485,075 2,100,375
Software - 0.0%
Magic Leap, Inc. - Class A
*,¢,††
3,260 –
Total Private Placements (cost $3,357,149) 2,100,375
Investment Companies - 0 .3%
Money Market Funds - 0 .3%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $6,032,578) 6,032,578 6,032,578
Investments Purchased with Cash Collateral from Securities Lending - 2 .9%
Investment Companies - 2 .3%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
43,659,020 43,659,020
Time Deposits - 0 .6%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 10,914,755 10,914,755
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $54,573,775) 54,573,775
Total Investments (total cost $ 824,689,901 ) - 103 .3% 1,931,401,685
Liabilities, net of Cash, Receivables and Other Assets - (3.3%) (62,443,041)
Net Assets - 100.0% $1,868,958,644
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 1,301,501,164 67 .4%
Taiwan 276,289,882 14 .3
South Korea 178,032,250 9 .2
Netherlands 101,271,996 5 .2
Switzerland 18,359,883 1 .0
Israel 9,771,915 0 .5
Japan 9,747,979 0 .5
Sweden 8,895,644 0 .5
Germany 8,053,922 0 .4

Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 73
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Canada $ 6,819,172 0 .4%
United Kingdom 6,623,367 0 .3
Luxembourg 6,032,578 0 .3
Singapore 1,933 0 .0
Total $1,931,401,685 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 0 .3%
Money Market Funds - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 18,427,313 $ 208,470,434 $ (220,859,240) $ (4,433) $ (1,496) $ 6,032,578 6,032,578 $ 416,132
Investments Purchased with Cash Collateral from Securities Lending - 2.3%
Investment Companies - 2.3%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
7,426,126 154,452,445 (118,219,551) – – 43,659,020 43,659,020 132,097
Δ
Total Affiliated Investments - 2.6%
$25,853,439 $362,922,879 $(339,078,791) $(4,433) $(1,496) $49,691,598 49,691,598 $548,229
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 56,096,508 $ — $ (56,096,508) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
74 June 30, 2026
Acquisition Date
Cost
Value
Value as a % of
Net Assets
Apartment List, Inc. - Series D
11/2/20
$ 1,771,979
$ 2,100,375
0 .1%
Magic Leap, Inc. - Class A
10/5/17
1,585,170
–
0 .0
Total
$ 3,357,149
$ 2,100,375
0 .1%
ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$2,100,375, which represents 0.1% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $56,096,508. Gross amounts of recognized liabilities for securities lending (collateral received) is $54,573,775, resulting in the net amount due the counterparty of $(1,522,733).
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
†† Schedule of Restricted Securities (as of June 30, 2026)
The Portfolio has registration rights for certain restricted securities held as of June 30, 2026. The issuer incurs all registration costs.

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
Janus Aspen Series 75
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Semiconductors & Semiconductor
Equipment $ 721,805,830 $ 411,933,281 $ — $ 1,133,739,111
Technology Hardware, Storage &
Peripherals 102,981,166 97,743,994 — 200,725,160
Wireless Telecommunication Services — 9,747,979 — 9,747,979
All Other 524,480,774 — — 524,480,774
Warrants 1,933 — — 1,933
Investment Companies — 6,032,578 — 6,032,578
Investments Purchased with Cash
Collateral from Securities Lending — 54,573,775 — 54,573,775
Private Placements — — 2,100,375 2,100,375
Total Assets $ 1,349,269,703 $ 580,031,607 $ 2,100,375 $ 1,931,401,685

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
76 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 98 .0%
Aerospace & Defense - 1 .1%
L3Harris Technologies, Inc. 4,663 $ 1,355,021
Banks - 6 .8%
Glacier Bancorp, Inc. 31,016 1,599,805
PNC Financial Services Group, Inc. (The) 10,680 2,629,630
Towne Bank 40,263 1,459,131
Wintrust Financial Corp. 16,304 2,620,379
8,308,945
Biotechnology - 2 .6%
BioMarin Pharmaceutical, Inc.
*
23,413 1,339,692
Revolution Medicines, Inc.
*
5,677 1,063,188
United Therapeutics Corp.
*
1,394 755,311
3,158,191
Building Products - 2 .2%
Carlisle Cos., Inc. 4,676 1,696,219
Owens Corning 6,560 1,042,778
2,738,997
Capital Markets - 1 .5%
Lazard, Inc. - Class A 43,388 1,819,693
Chemicals - 4 .8%
Corteva, Inc. 23,596 1,998,345
International Flavors & Fragrances, Inc. 20,196 1,599,927
Solstice Advanced Materials, Inc. 14,440 1,279,384
Westlake Corp. 14,120 1,030,760
5,908,416
Commercial Services & Supplies - 1 .5%
Tetra Tech, Inc. 6,462 186,687
Waste Connections, Inc. 9,803 1,634,062
1,820,749
Construction Materials - 1 .3%
Martin Marietta Materials, Inc. 2,694 1,553,630
Consumer Finance - 1 .3%
Ally Financial, Inc. 36,099 1,658,749
Consumer Staples Distribution & Retail - 1 .3%
Casey's General Stores, Inc. 1,961 1,558,583
Containers & Packaging - 2 .2%
AptarGroup, Inc. 3,427 429,060
Ball Corp. 35,612 2,222,189
2,651,249
Distributors - 1 .3%
LKQ Corp. 61,750 1,625,878
Electric Utilities - 6 .7%
Alliant Energy Corp. 47,404 3,616,451
Entergy Corp. 19,752 2,268,715
PPL Corp. 65,828 2,392,848
8,278,014
Electrical Equipment - 2 .4%
AMETEK, Inc. 6,643 1,607,207
Regal Rexnord Corp. 5,418 1,290,514
2,897,721
Electronic Equipment, Instruments & Components - 7 .3%
CDW Corp. 7,005 985,183
Fabrinet
*
1,957 1,099,991
Keysight Technologies, Inc.
*
6,045 2,116,173

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 77
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Littelfuse, Inc. 7,067 $ 3,217,817
Vontier Corp. 54,691 1,586,039
9,005,203
Energy Equipment & Services - 0 .7%
Baker Hughes Co. - Class A 14,918 827,949
Food Products - 1 .6%
Cal-Maine Foods, Inc. 12,227 985,007
Lamb Weston Holdings, Inc. 24,186 1,044,352
2,029,359
Ground Transportation - 2 .9%
Canadian Pacific Kansas City Ltd. 8,989 778,897
Landstar System, Inc. 8,903 1,841,229
Saia, Inc.
*
2,360 993,938
3,614,064
Health Care Equipment & Supplies - 1 .6%
LivaNova plc
*
23,676 1,946,878
Health Care Providers & Services - 4 .8%
Cardinal Health, Inc. 8,536 2,027,812
Humana, Inc. 4,963 1,971,403
Labcorp Holdings, Inc. 6,616 1,852,480
5,851,695
Household Durables - 2 .1%
Toll Brothers, Inc. 9,979 1,644,040
TopBuild Corp.
*
2,560 907,597
2,551,637
Industrial Conglomerates - 1 .7%
3M Co. 13,084 2,118,430
Industrial REITs - 1 .0%
STAG Industrial, Inc. 31,045 1,181,573
Insurance - 7 .5%
Axis Capital Holdings Ltd. 20,383 2,189,950
Everest Group Ltd. 7,815 2,791,752
Hartford Insurance Group, Inc. (The) 15,521 2,056,843
Selective Insurance Group, Inc. 21,979 2,132,183
9,170,728
IT Services - 1 .4%
Akamai Technologies, Inc.
*
14,137 1,671,135
Machinery - 3 .0%
IDEX Corp. 7,323 1,661,955
Lincoln Electric Holdings, Inc. 7,781 2,065,933
3,727,888
Marine Transportation - 1 .3%
Kirby Corp.
*
11,588 1,575,620
Media - 1 .9%
Fox Corp. - Class B 48,988 2,294,598
Metals & Mining - 1 .8%
Freeport-McMoRan, Inc. 36,234 2,278,756
Oil, Gas & Consumable Fuels - 4 .6%
ConocoPhillips 20,560 2,137,417
Expand Energy Corp. 22,367 2,039,647
Valero Energy Corp. 5,770 1,502,739
5,679,803

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
78 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Professional Services - 1 .1%
Parsons Corp.
*
3,840 $ 201,178
TransUnion 16,667 1,202,357
1,403,535
Real Estate Management & Development - 1 .4%
CBRE Group, Inc. - Class A
*
12,734 1,715,142
Retail REITs - 2 .1%
Agree Realty Corp. 34,971 2,648,704
Semiconductors & Semiconductor Equipment - 3 .3%
Qnity Electronics, Inc. 11,997 1,959,230
Teradyne, Inc. 4,431 2,143,895
4,103,125
Specialized REITs - 2 .5%
Lamar Advertising Co. - Class A 19,353 3,018,681
Specialty Retail - 4 .0%
AutoZone, Inc.
*
485 1,550,031
Boot Barn Holdings, Inc.
*
4,730 776,997
Burlington Stores, Inc.
*
4,490 1,422,432
O'Reilly Automotive, Inc.
*
12,859 1,184,185
4,933,645
Technology Hardware, Storage & Peripherals - 0 .6%
Hewlett Packard Enterprise Co. 15,339 691,942
Trading Companies & Distributors - 0 .8%
MSC Industrial Direct Co., Inc. - Class A 7,999 951,481
Total Common Stocks (cost $78,546,327) 120,325,407
Repurchase Agreements - 2 .3%
ING Financial Markets LLC, Joint Repurchase Agreement, 3.5900%, dated
6/30/26, maturing 7/1/26 to be repurchased at $2,800,279 collateralized by
$2,803,236 in U.S. Treasuries 0.0000% - 4.6250%, 10/8/26 - 5/15/40 with a value of $2,856,285 (cost $2,800,000) $ 2,800,000 2,800,000
Total Investments (total cost $ 81,346,327 ) - 100 .3% 123,125,407
Liabilities, net of Cash, Receivables and Other Assets - (0.3%) (360,688)
Net Assets - 100.0% $122,764,719
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 112,683,877 91 .5%
Bermuda 4,981,702 4 .0
Canada 2,412,959 2 .0
United Kingdom 1,946,878 1 .6
Thailand 1,099,991 0 .9
Total $123,125,407 100 .0%

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 79
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
ING Financial Markets LLC $ 2,800,000 $ — $ (2,800,000) $ —
Total $2,800,000 $— $(2,800,000) $—
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
80 June 30, 2026
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
ë The Portfolio may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 120,325,407 $ — $ — $ 120,325,407
Repurchase Agreements — 2,800,000 — 2,800,000
Total Assets $ 120,325,407 $ 2,800,000 $ — $ 123,125,407

Janus Henderson VIT Overseas Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 81
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 101 .0%
Aerospace & Defense - 4 .5%
BAE Systems plc 984,680 $ 24,093,866
Safran SA 36,373 14,381,770
38,475,636
Automobiles - 2 .2%
Ferrari NV 49,771 18,446,917
Banks - 18 .1%
Banco Bilbao Vizcaya Argentaria SA 1,486,938 37,304,655
Erste Group Bank AG 232,756 31,185,795
Japan Post Bank Co. Ltd. 823,300 15,684,658
NatWest Group plc 1,307,874 11,529,746
Piraeus Bank SA
*
1,760,972 18,349,913
Resona Holdings, Inc. 1,666,100 21,732,782
UniCredit SpA 204,049 18,257,304
154,044,853
Beverages - 3 .6%
Davide Campari-Milano NV 1,906,156 11,867,708
Heineken NV 225,306 18,952,353
30,820,061
Biotechnology - 2 .8%
Argenx SE (ADR)
*
17,330 16,078,254
Ascendis Pharma A/S
*
30,224 8,061,345
24,139,599
Capital Markets - 2 .2%
St James's Place plc 1,159,237 18,645,797
Chemicals - 1 .6%
Nippon Sanso Holdings Corp. 129,200 4,767,370
Shin-Etsu Chemical Co. Ltd. 195,200 8,512,982
13,280,352
Commercial Services & Supplies - 1 .6%
Rentokil Initial plc 2,387,797 13,521,018
Diversified Telecommunication Services - 2 .1%
Deutsche Telekom AG (Registered) 656,365 17,890,232
Electrical Equipment - 6 .4%
Contemporary Amperex Technology Co. Ltd. - Class A 295,853 17,201,886
Prysmian SpA 93,383 15,688,297
Schneider Electric SE 67,125 22,024,542
54,914,725
Entertainment - 1 .5%
Spotify Technology SA
*
28,250 12,970,423
Insurance - 4 .7%
AIA Group Ltd. 1,930,800 17,709,763
Daiichi Life Group, Inc. 2,058,500 22,564,185
40,273,948
Interactive Media & Services - 2 .1%
Tencent Holdings Ltd. 319,200 17,591,423
IT Services - 1 .2%
Fujitsu Ltd. 494,200 9,863,286
Machinery - 0 .7%
Hyundai Rotem Co. Ltd. 54,435 6,081,550
Metals & Mining - 3 .1%
Freeport-McMoRan, Inc. 424,405 26,690,830
Oil, Gas & Consumable Fuels - 5 .2%
Canadian Natural Resources Ltd. 472,908 18,679,866

Janus Henderson VIT Overseas Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
82 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Gaztransport Et Technigaz SA 49,614 $ 10,509,436
TotalEnergies SE 197,103 15,312,456
44,501,758
Personal Care Products - 1 .8%
Unilever plc 256,420 15,393,987
Pharmaceuticals - 5 .1%
AstraZeneca plc 122,124 22,851,075
Roche Holding AG 49,972 20,574,694
43,425,769
Professional Services - 1 .0%
Recruit Holdings Co. Ltd. 118,200 8,228,596
Semiconductors & Semiconductor Equipment - 20 .7%
ASM International NV 14,893 17,049,573
ASML Holding NV 25,932 51,433,930
SK hynix, Inc. 26,180 46,201,705
Taiwan Semiconductor Manufacturing Co. Ltd. 812,000 62,353,359
177,038,567
Software - 0 .8%
SAP SE 46,164 7,070,298
Specialty Retail - 1 .8%
Industria de Diseno Textil SA 247,912 15,625,838
Technology Hardware, Storage & Peripherals - 3 .8%
Samsung Electronics Co. Ltd. 148,800 32,538,617
Textiles, Apparel & Luxury Goods - 2 .4%
LVMH Moet Hennessy Louis Vuitton SE 19,540 10,821,589
Samsonite Group SA
¥,ž
5,718,477 9,980,250
20,801,839
Total Common Stocks (cost $572,530,439) 862,275,919
Investment Companies - 1 .2%
Money Market Funds - 1 .2%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $10,071,180) 10,071,183 10,071,180
Total Investments (total cost $ 582,601,619 ) - 102 .2% 872,347,099
Liabilities, net of Cash, Receivables and Other Assets - (2.2%) (18,984,078)
Net Assets - 100.0% $853,363,021

Janus Henderson VIT Overseas Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 83
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United Kingdom $ 106,035,489 12 .1%
Netherlands 103,514,110 11 .8
Japan 91,353,859 10 .5
South Korea 84,821,872 9 .7
France 73,049,793 8 .4
Italy 64,260,226 7 .4
Taiwan 62,353,359 7 .1
Spain 52,930,493 6 .1
United States of America 36,671,080 4 .2
China 34,793,309 4 .0
Austria 31,185,795 3 .6
Germany 24,960,530 2 .9
Switzerland 20,574,694 2 .4
Canada 18,679,866 2 .1
Greece 18,349,913 2 .1
Hong Kong 17,709,763 2 .0
Sweden 12,970,423 1 .5
Luxembourg 10,071,180 1 .2
Denmark 8,061,345 0 .9
Total $872,347,099 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 1 .2%
Money Market Funds - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 12,773,280 $ 106,703,225 $ (109,401,663) $ (2,862) $ (800) $ 10,071,180 10,071,183 $ 195,074
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
– 60,765,438 (60,765,438) – – – – 1,235
Δ
Total Affiliated Investments - 1.2%
$12,773,280 $167,468,663 $(170,167,101) $(2,862) $(800) $10,071,180 10,071,183 $196,309

Janus Henderson VIT Overseas Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
84 June 30, 2026
ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended June 30, 2026 is $9,980,250 which represents 1.2% of net assets.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson VIT Overseas Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
Janus Aspen Series 85
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense $ — $ 38,475,636 $ — $ 38,475,636
Automobiles — 18,446,917 — 18,446,917
Banks — 154,044,853 — 154,044,853
Beverages — 30,820,061 — 30,820,061
Capital Markets — 18,645,797 — 18,645,797
Chemicals — 13,280,352 — 13,280,352
Commercial Services & Supplies — 13,521,018 — 13,521,018
Diversified Telecommunication
Services — 17,890,232 — 17,890,232
Electrical Equipment — 54,914,725 — 54,914,725
Insurance — 40,273,948 — 40,273,948
Interactive Media & Services — 17,591,423 — 17,591,423
IT Services — 9,863,286 — 9,863,286
Machinery — 6,081,550 — 6,081,550
Oil, Gas & Consumable Fuels 18,679,866 25,821,892 — 44,501,758
Personal Care Products — 15,393,987 — 15,393,987
Pharmaceuticals — 43,425,769 — 43,425,769
Professional Services — 8,228,596 — 8,228,596
Semiconductors & Semiconductor
Equipment — 177,038,567 — 177,038,567
Software — 7,070,298 — 7,070,298
Specialty Retail — 15,625,838 — 15,625,838
Technology Hardware, Storage &
Peripherals — 32,538,617 — 32,538,617
Textiles, Apparel & Luxury Goods — 20,801,839 — 20,801,839
All Other 63,800,852 — — 63,800,852
Investment Companies — 10,071,180 — 10,071,180
Total Assets $ 82,480,718 $ 789,866,381 $ — $ 872,347,099

Janus Henderson VIT Research Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
86 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 99 .6%
Communications - 22 .9%
Alphabet, Inc. - Class C 254,510 $ 89,926,018
Amazon.com, Inc.
*
26,075 6,214,716
AppLovin Corp. - Class A
*
7,319 3,770,968
Arista Networks, Inc.
*
46,182 7,845,398
Booking Holdings, Inc. 30,084 5,362,172
DoorDash, Inc. - Class A
*
14,452 2,666,828
Meta Platforms, Inc. - Class A 41,108 23,155,725
Netflix, Inc.
*
72,657 5,187,710
Space Exploration Technologies Corp. - Class A
#,*
165,446 28,268,104
Spotify Technology SA
*
9,540 4,380,100
Walt Disney Co. (The) 13,645 1,313,331
Wayfair, Inc. - Class A
*
12,822 1,185,009
179,276,079
Consumer, Cyclical - 3 .7%
Aurora Innovation, Inc. - Class A
*
270,358 1,843,842
Ferguson Enterprises, Inc. 15,155 3,596,736
Hilton Worldwide Holdings, Inc. 16,819 5,558,007
Liberty Media Corp.-Liberty Formula One - Class C
*
41,534 3,951,545
O'Reilly Automotive, Inc.
*
45,418 4,182,544
Royal Caribbean Cruises Ltd. 12,601 4,001,195
TJX Cos., Inc. (The) 40,595 6,150,142
29,284,011
Consumer, Non-cyclical - 6 .8%
AbbVie, Inc. 10,913 2,746,147
Argenx SE (ADR)
*
1,246 1,156,001
Boston Scientific Corp.
*
31,899 1,361,449
Bridgebio Pharma, Inc.
*
10,488 781,146
Constellation Brands, Inc. - Class A 25,746 3,581,011
Danaher Corp. 7,369 1,403,647
Eli Lilly & Co. 20,062 24,062,965
Gilead Sciences, Inc. 7,699 972,692
Globus Medical, Inc. - Class A
*
14,447 1,141,457
Intuitive Surgical, Inc.
*
10,553 4,196,717
Johnson & Johnson 6,858 1,741,726
Monster Beverage Corp.
*
37,946 3,647,370
Procter & Gamble Co. (The) 18,153 2,661,956
Revolution Medicines, Inc.
*
11,188 2,095,289
United Therapeutics Corp.
*
1,367 740,682
Vaxcyte, Inc.
*
22,789 1,324,725
53,614,980
Electrical Equipment - 0 .8%
Vertiv Holdings Co. - Class A 18,623 6,235,353
Electronic Equipment, Instruments & Components - 1 .1%
Corning, Inc. 33,263 8,496,368
Energy - 0 .1%
Atlas Energy Solutions, Inc. - Class A
#
36,727 610,035
Financial - 4 .7%
Ares Management Corp. - Class A 19,152 2,131,809
Arthur J Gallagher & Co. 7,787 1,787,662
Blackstone, Inc. 25,114 2,955,164
Capital One Financial Corp. 8,785 1,762,447
LPL Financial Holdings, Inc. 6,000 1,690,080
Mastercard, Inc. - Class A 22,708 11,662,829

Janus Henderson VIT Research Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 87
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Financial - (continued)
Visa, Inc. - Class A 43,689 $ 14,989,259
36,979,250
Industrial - 8 .9%
3M Co. 38,161 6,178,647
Amphenol Corp. - Class A 48,591 8,567,565
Boeing Co. (The)
*
30,304 6,559,907
Deere & Co. 8,199 5,200,872
Eaton Corp. plc 7,498 3,195,048
GE Vernova, Inc. 10,308 12,110,457
General Electric Co. 29,003 10,839,291
Howmet Aerospace, Inc. 29,273 7,870,339
TFI International, Inc. 23,670 3,398,302
Trane Technologies plc 11,789 5,790,285
69,710,713
Semiconductors & Semiconductor Equipment - 0 .8%
ASML Holding NV (Registered) (ADR) 3,067 6,101,613
Technology - 48 .5%
Advanced Micro Devices, Inc.
*
31,132 18,084,890
Analog Devices, Inc. 10,060 3,995,530
Apple, Inc. 70,286 20,337,957
Applied Materials, Inc. 24,375 17,623,125
Broadcom, Inc. 124,465 47,016,654
Cadence Design Systems, Inc.
*
16,701 6,268,219
Datadog, Inc. - Class A
*
37,072 9,652,066
KLA Corp. 60,844 18,357,243
Lam Research Corp. 55,106 23,879,083
Lumentum Holdings, Inc.
*
7,097 6,089,652
Micron Technology, Inc. 15,496 17,886,878
Microsoft Corp. 105,958 39,524,453
NVIDIA Corp. 551,720 110,393,655
Oracle Corp. 51,816 7,593,635
Seagate Technology Holdings plc 14,498 13,990,570
Snowflake, Inc. - Class A
*
43,208 10,996,436
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 17,620 8,414,783
380,104,829
Technology Hardware, Storage & Peripherals - 0 .9%
Samsung Electronics Co. Ltd. (GDR)
ž
1,348 7,283,063
Utilities - 0 .4%
Fervo Energy Co. - Class A
*
20,928 611,726
Vistra Corp. 18,970 3,009,211
3,620,937
Total Common Stocks (cost $347,990,669) 781,317,231
Private Placements - 0 .1%
Communications Equipment - 0 .1%
Cesiumastro, Inc. - Series A
*,¢,††
4,732 267,873
Cesiumastro, Inc. - Series D
*,¢,††
5,408 382,676
Total Private Placements (cost $650,549) 650,549
Investment Companies - 0 .9%
Money Market Funds - 0 .9%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $6,673,888) 6,673,888 6,673,888

Janus Henderson VIT Research Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
88 June 30, 2026
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - 2 .7%
Investment Companies - 2 .2%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
17,007,377 $ 17,007,377
Time Deposits - 0 .5%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 4,251,844 4,251,844
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $21,259,221) 21,259,221
Total Investments (total cost $ 376,574,327 ) - 103 .3% 809,900,889
Liabilities, net of Cash, Receivables and Other Assets - (3.3%) (25,899,718)
Net Assets - 100.0% $784,001,171
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 763,507,806 94 .4%
Ireland 8,985,333 1 .1
Taiwan 8,414,783 1 .0
South Korea 7,283,063 0 .9
Netherlands 7,257,614 0 .9
Luxembourg 6,673,888 0 .8
Sweden 4,380,100 0 .5
Canada 3,398,302 0 .4
Total $809,900,889 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
12/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 0 .9%
Money Market Funds - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 231,695 $ 28,230,395 $ (21,788,219) $ 17 $ – $ 6,673,888 6,673,888 $ 6,589
Investments Purchased with Cash Collateral from Securities Lending - 2.2%
Investment Companies - 2.2%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
361,536 20,279,803 (3,633,962) – – 17,007,377 17,007,377 7,343
Δ
Total Affiliated Investments - 3.1%
$593,231 $48,510,198 $(25,422,181) $17 $– $23,681,265 23,681,265 $13,932

Janus Henderson VIT Research Portfolio
Schedule of Investments
(unaudited)
June 30, 2026
Janus Aspen Series 89
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 21,658,515 $ — $ (21,658,515) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson VIT Research Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
90 June 30, 2026
Acquisition Date
Cost
Value
Value as a % of
Net Assets
Cesiumastro, Inc. - Series A
6/30/26
$ 267,873
$ 267,873
0 .0%
Cesiumastro, Inc. - Series D
6/30/26
382,676
382,676
0 .1
Total
$ 650,549
$ 650,549
0 .1%
ADR American Depositary Receipt
GDR Global Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$650,549, which represents 0.1% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $21,658,515. Gross amounts of recognized liabilities for securities lending (collateral received) is $21,259,221, resulting in the net amount due the counterparty of $(399,294).
.
£ The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended June 30, 2026 is $7,283,063 which represents 0.9% of net assets.
†† Schedule of Restricted Securities (as of June 30, 2026)
The Portfolio has registration rights for certain restricted securities held as of June 30, 2026. The issuer incurs all registration costs.

Janus Henderson VIT Research Portfolio
Notes to Schedule of Investments and Other Information (Unaudited)
June 30, 2026
Janus Aspen Series 91
The following is a summary of the inputs that were used to value the Portfolio 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Technology Hardware, Storage &
Peripherals $ — $ 7,283,063 $ — $ 7,283,063
All Other 774,034,168 — — 774,034,168
Investment Companies — 6,673,888 — 6,673,888
Investments Purchased with Cash
Collateral from Securities Lending — 21,259,221 — 21,259,221
Private Placements — — 650,549 650,549
Total Assets $ 774,034,168 $ 35,216,172 $ 650,549 $ 809,900,889

Janus Aspen Series
Statements of Assets and Liabilities
(unaudited)
June 30, 2026
92 June 30, 2026
See Notes to Financial Statements.
Janus Henderson
VIT Balanced
Portfolio
Janus Henderson
VIT Enterprise
Portfolio
Janus Henderson
VIT Flexible Bond
Portfolio
Janus Henderson
VIT Forty Portfolio
Assets:
Affiliated investments, at value $ 220,320,751 $ 70,504,324 $ 50,306,933 $ 11,659,886
Unaffiliated investments, at value
(1)
9,067,871,951 1,845,235,577 602,097,422 991,225,426
Cash 352,664 15,568 274,353 —
Cash denominated in foreign currency, at value — 19 — —
Due from adviser — — 28,871 —
Due from custodian — — — 841,571
Forward foreign currency exchange contracts 550,792 872,303 97,680 —
Deposits with broker for future contracts 14,590,000 — 3,650,000 —
Trustees' deferred compensation 289,717 60,737 19,601 31,441
Receivables:
Portfolio shares sold 1,082,596 1,650,018 848,982 29,441
Investments sold 34,312,440 3,356,976 4,857,479 6,249,773
TBA investments sold 26,477,690 — 12,094,860 —
Foreign tax reclaims 41,133 37,224 — 7,088
Dividends and interest 22,955,469 1,078,025 3,771,682 198,248
Affiliated securities lending income, net 5,960 1,046 744 432
Other assets 20,209 3,939 1,322 2,579
Total Assets 9,388,871,372 1,922,815,756 678,049,929 1,010,245,885
Liabilities:
Collateral for securities loaned (Note 3) 9,407,610 1,745,625 1,997,731 10,734,405
Forward foreign currency exchange contracts 806,843 269,131 143,071 —
Payable for variation margin on futures contracts 1,804,531 — 442,693 —
TBA sales commitments, at value 12,877,392 — 5,732,454 —
Payables:
Portfolio shares repurchased 4,079,688 1,452,260 420,164 274,517
Investments purchased 51,874,572 679 6,512,779 6,188,452
TBA investments purchased 156,733,077 — 42,845,425 —
Advisory fees 4,110,883 987,312 253,170 380,086
12b-1 Distribution and shareholder servicing fees 1,761,905 243,916 104,526 93,843
Transfer agent fees and expenses 395,380 84,149 29,333 45,622
Professional fees 62,864 32,686 39,717 32,065
Trustees' fees and expenses 53,798 10,449 3,675 5,446
Affiliated portfolio administration fees payable 18,686 3,857 1,269 2,017
Custodian fees 20,208 8,427 3,871 1,615
Trustees' deferred compensation fees 289,717 60,737 19,601 31,441
Accrued expenses and other payables 534,213 121,106 221,221 65,778
Total Liabilities 244,831,367 5,020,334 58,770,699 17,855,287
Commitments and contingent liabilities (Note 4)
Net Assets $ 9,144,040,005 $ 1,917,795,422 $ 619,279,230 $ 992,390,598
(1)
Includes value of securities on loan (Note 2) 9,154,238 1,698,719 1,915,661 10,949,734
Affiliated investments, at cost 220,320,751 70,504,324 50,025,252 11,659,886
Unaffiliated investments, at cost 5,805,485,353 1,215,798,049 605,138,153 538,295,201
Cash denominated in foreign currency, at cost — 19 — —
TBA sales commitments, at proceeds 12,859,445 — 5,724,465 —

Janus Aspen Series
Statements of Assets and Liabilities
(unaudited)
June 30, 2026
Janus Aspen Series 93
See Notes to Financial Statements.
Janus Henderson
VIT Balanced
Portfolio
Janus Henderson
VIT Enterprise
Portfolio
Janus Henderson
VIT Flexible Bond
Portfolio
Janus Henderson
VIT Forty Portfolio
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 5,448,846,750 $ 1,118,721,829 $ 723,686,798 $ 450,880,802
Total distributable earnings (loss) 3,695,193,255 799,073,593 (104,407,568) 541,509,796
Total Net Assets $ 9,144,040,005 $ 1,917,795,422 $ 619,279,230 $ 992,390,598
Net Assets Institutional Shares $ 522,786,714 $ 705,238,809 $ 110,261,133 $ 529,520,304
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 9,869,245 8,342,856 11,338,000 11,349,074
Net Asset Value Per Share $ 52.97 $ 84.53 $ 9.72 $ 46.66
Net Assets Service Shares $ 8,621,253,291 $ 1,212,556,613 $ 509,018,097 $ 462,870,294
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 151,941,446 16,534,221 46,534,129 11,956,264
Net Asset Value Per Share $ 56.74 $ 73.34 $ 10.94 $ 38.71

Janus Aspen Series
Statements of Assets and Liabilities
(unaudited)
June 30, 2026
94 June 30, 2026
See Notes to Financial Statements.
Janus Henderson
VIT Global
Research Portfolio
Janus Henderson
VIT Global
Sustainable Equity
Portfolio
Janus Henderson
VIT Global
Technology and
Innovation Portfolio
Janus Henderson
VIT Mid Cap Value
Portfolio
Assets:
Affiliated investments, at value $ 9,907,787 $ 560,467 $ 49,691,598 $ —
Unaffiliated investments, at value
(1)
1,096,331,895 12,850,299 1,881,710,087 120,325,407
Repurchase agreements, at value — — — 2,800,000
Cash — — — 66,899
Cash denominated in foreign currency, at value 199,694 10,925 78,968 —
Due from adviser — 8,155 — —
Due from custodian — — — 194,036
Trustees' deferred compensation 34,693 422 59,423 3,890
Receivables:
Portfolio shares sold 475,179 16,438 501,216 14,582
Investments sold — — — 140,004
Foreign tax reclaims 784,227 1,455 23,339 —
Dividends and interest 490,361 5,640 787,067 92,099
Affiliated securities lending income, net 513 — 3,374 —
Other assets 2,129 25 2,903 205
Total Assets 1,108,226,478 13,453,826 1,932,857,975 123,637,122
Liabilities:
Due to custodian 183,828 5,044 80,835 —
Collateral for securities loaned (Note 3) 11,348,963 — 54,573,775 —
Payables:
Portfolio shares repurchased 251,859 356 7,648,330 60,063
Investments purchased — 24,233 — 662,124
Advisory fees 589,253 8,043 947,873 56,552
12b-1 Distribution and shareholder servicing fees 70,990 2,194 341,669 11,731
Transfer agent fees and expenses 49,745 2,931 79,626 7,682
Professional fees 40,957 33,854 45,554 33,189
Trustees' fees and expenses 5,954 75 7,971 685
Affiliated portfolio administration fees payable 2,216 27 3,703 248
Custodian fees 12,616 1,871 19,313 246
Trustees' deferred compensation fees 34,693 422 59,423 3,890
Accrued expenses and other payables 90,403 22,947 91,259 35,993
Total Liabilities 12,681,477 101,997 63,899,331 872,403
Commitments and contingent liabilities (Note 4)
Net Assets $ 1,095,545,001 $ 13,351,829 $ 1,868,958,644 $ 122,764,719
(1)
Includes value of securities on loan (Note 2) 11,576,619 — 56,096,508 —
Affiliated investments, at cost 9,907,787 560,467 49,691,598 —
Investments securities, at cost 560,784,330 10,515,893 774,998,303 78,546,327
Cost of repurchase agreements — — — 2,800,000
Cash denominated in foreign currency, at cost 199,694 10,925 78,968 —

Janus Aspen Series
Statements of Assets and Liabilities
(unaudited)
June 30, 2026
Janus Aspen Series 95
See Notes to Financial Statements.
Janus Henderson
VIT Global
Research Portfolio
Janus Henderson
VIT Global
Sustainable Equity
Portfolio
Janus Henderson
VIT Global
Technology and
Innovation Portfolio
Janus Henderson
VIT Mid Cap Value
Portfolio
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 506,774,979 $ 9,247,771 $ 737,872,689 $ 74,389,601
Total distributable earnings (loss) 588,770,022 4,104,058 1,131,085,955 48,375,118
Total Net Assets $ 1,095,545,001 $ 13,351,829 $ 1,868,958,644 $ 122,764,719
Net Assets Institutional Shares $ 743,744,397 $ 7,915,261 $ 142,537,982 $ 64,881,392
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 9,249,296 555,941 4,887,118 3,319,223
Net Asset Value Per Share $ 80.41 $ 14.24 $ 29.17 $ 19.55
Net Assets Service Shares $ 351,800,604 $ 5,436,568 $ 1,726,420,662 $ 57,883,327
Shares outstanding, $0.001 Par Value (unlimited shares
authorized) 4,577,799 382,395 59,277,169 3,143,372
Net Asset Value Per Share $ 76.85 $ 14.22 $ 29.12 $ 18.41

Janus Aspen Series
Statements of Assets and Liabilities
(unaudited)
June 30, 2026
96 June 30, 2026
See Notes to Financial Statements.
Janus Henderson
VIT Overseas
Portfolio
Janus Henderson
VIT Research
Portfolio
Assets:
Affiliated investments, at value $ 10,071,180 $ 23,681,265
Unaffiliated investments, at value
(1)
862,275,919 786,219,624
Cash denominated in foreign currency, at value 378,605 —
Due from custodian — 484,606
Trustees' deferred compensation 27,692 24,846
Receivables:
Portfolio shares sold 65,717 7,485
Investments sold — 873,178
Foreign tax reclaims 1,504,797 21,633
Dividends and interest 1,000,011 128,154
Affiliated securities lending income, net 731 737
Other assets 3,000 1,595
Total Assets 875,327,652 811,443,123
Liabilities:
Due to custodian 247,015 —
Collateral for securities loaned (Note 3) — 21,259,221
Payables:
Portfolio shares repurchased 20,982,643 441,876
Foreign tax liability 4 —
Investments purchased — 5,028,766
Advisory fees 366,913 413,095
12b-1 Distribution and shareholder servicing fees 136,742 40,870
Transfer agent fees and expenses 40,005 36,167
Professional fees 43,266 37,667
Trustees' fees and expenses 4,539 4,299
Affiliated portfolio administration fees payable 1,781 1,580
Custodian fees 22,022 2,467
Trustees' deferred compensation fees 27,692 24,846
Dividends — —
Accrued expenses and other payables 92,009 151,098
Total Liabilities 21,964,631 27,441,952
Commitments and contingent liabilities (Note 4)
Net Assets $ 853,363,021 $ 784,001,171
(1)
Includes value of securities on loan (Note 2) — 21,658,515
Affiliated investments, at cost 10,071,180 23,681,265
Unaffiliated investments, at cost 572,530,439 352,893,062
Cash denominated in foreign currency, at cost 378,605 —
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 590,108,939 $ 278,892,649
Total distributable earnings (loss) 263,254,082 505,108,522
Total Net Assets $ 853,363,021 $ 784,001,171
Net Assets Institutional Shares $ 203,481,970 $ 581,082,643
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 3,183,646 9,760,718
Net Asset Value Per Share $ 63.91 $ 59.53
Net Assets Service Shares $ 649,881,051 $ 202,918,528
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 10,709,466 3,655,707
Net Asset Value Per Share $ 60.68 $ 55.51

Janus Aspen Series
Statements of Operations
(unaudited)
For the period ended June 30, 2026
Janus Aspen Series 97
See Notes to Financial Statements.
Janus Henderson
VIT Balanced
Portfolio
Janus Henderson
VIT Enterprise
Portfolio
Janus Henderson
VIT Flexible Bond
Portfolio
Janus Henderson
VIT Forty Portfolio
Investment Income:
Interest $ 77,576,078 $ — $ 14,789,804 $ —
Dividends 35,782,168 6,626,083 — 1,918,220
Dividends from affiliates 3,225,637 1,288,703 968,767 116,588
Affiliated securities lending income, net     158,135 73,415 44,985 3,667
Unaffiliated securities lending income, net 57,761 22,326 9,220 3,375
Foreign tax withheld — (170,241) — (54,436)
Total Investment Income 116,799,779 7,840,286 15,812,776 1,987,414
Expenses:
Advisory fees 24,794,108 5,716,710 1,534,393 2,161,021
12b-1 Distribution and shareholder servicing fees:
Service Shares 10,625,661 1,404,405 630,648 530,070
Transfer agent administrative fees and expenses:
Institutional Shares 126,923 165,423 27,914 124,940
Service Shares 2,127,087 281,195 126,136 107,500
Other transfer agent fees and expenses:
Institutional Shares 6,135 8,063 1,511 6,860
Service Shares 46,672 6,338 3,084 2,881
Non-affiliated Portfolio administration fees 205,399 60,320 56,437 39,622
Professional fees 59,829 31,087 33,988 27,435
Affiliated portfolio administration fees 112,700 22,331 7,702 11,622
Custodian fees 48,144 20,277 9,918 3,416
Trustees' fees and expenses 122,979 24,156 8,459 12,125
Shareholder reports expense 95,914 13,457 18,026 29,270
Registration fees 6,289 11,522 6,432 8,329
Other expenses 336,631 38,467 145,431 23,374
Total Expenses 38,714,471 7,803,751 2,610,079 3,088,465
Less: Excess Expense Reimbursement and Waivers — — (229,211) —
Net Expenses 38,714,471 7,803,751 2,380,868 3,088,465
Net Investment Income/(Loss) 78,085,308 36,535 13,431,908 (1,101,051)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 435,547,868 $ 166,568,599 $ (2,076,615) $ 93,772,169
Investments in affiliates (46,621) (15,534) (11,320) (2,145)
TBA sales commitments (1,776,569) — (209,884) —
Forward foreign currency exchange contracts 194,932 53,730 34,371 —
Futures contracts (29,527,801) — (6,694,634) —
Swap contracts (1,567,629) 1,094,564 (400,411) —
Total Net Realized Gain/(Loss) on Investments $ 402,824,180 $ 167,701,359 $ (9,358,493) $ 93,770,024
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees'
deferred compensation $ (148,005,487) $ (2,793,191) $ (3,404,536) $ (51,603,208)
Investments in affiliates (8,611) (5,222) 16,526 (263)
TBA sales commitments (17,947) — (7,989) —
Forward foreign currency exchange contracts (256,051) 1,226,504 (38,992) —
Futures contracts 9,097,887 — 2,378,248 —
Swap contracts — (1,244,707) — —
Total Change in Unrealized Net Appreciation/Depreciation $ (139,190,209) $ (2,816,616) $ (1,056,743) $ (51,603,471)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 341,719,279 $ 164,921,278 $ 3,016,672 $ 41,065,502

Janus Aspen Series
Statements of Operations
(unaudited)
For the period ended June 30, 2026
98 June 30, 2026
See Notes to Financial Statements.
Janus Henderson
VIT Global
Research Portfolio
Janus Henderson
VIT Global
Sustainable Equity
Portfolio
Janus Henderson
VIT Global
Technology and
Innovation Portfolio
Janus Henderson
VIT Mid Cap Value
Portfolio
Investment Income:
Dividends $ 7,388,294 $ 81,275 $ 3,676,223 $ 927,616
Dividends from affiliates 24,867 9,751 416,132 —
Unaffiliated securities lending income, net 7,368 — 42,204 —
Affiliated securities lending income, net     4,123 — 132,097 —
Interest — — — 48,739
Foreign tax withheld (298,041) (4,814) (361,131) (1,688)
Total Investment Income 7,126,611 86,212 3,905,525 974,667
Expenses:
Advisory fees 3,641,269 47,225 4,804,505 291,991
12b-1 Distribution and shareholder servicing fees:
Service Shares 408,592 3,813 1,734,908 70,071
Transfer agent administrative fees and expenses:
Institutional Shares 175,794 1,851 28,038 15,566
Service Shares 81,784 1,297 347,314 14,021
Other transfer agent fees and expenses:
Institutional Shares 8,727 360 1,288 983
Service Shares 1,931 227 7,613 543
Non-affiliated Portfolio administration fees 45,854 21,009 50,086 25,127
Professional fees 32,392 29,539 41,000 25,951
Affiliated portfolio administration fees 12,879 157 18,768 1,479
Custodian fees 36,296 3,323 42,936 1,730
Trustees' fees and expenses 13,726 157 18,387 1,599
Shareholder reports expense 20,976 2,733 27,598 2,255
Registration fees 10,625 14,499 798 19,119
Other expenses 28,516 3,832 31,018 5,014
Total Expenses 4,519,361 130,022 7,154,257 475,449
Less: Excess Expense Reimbursement and Waivers — (79,399) — (3,107)
Net Expenses 4,519,361 50,623 7,154,257 472,342
Net Investment Income/(Loss) 2,607,250 35,589 (3,248,732) 502,325
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 52,570,952 $ 1,806,997 $ 27,491,100 $ 6,745,944
Investments in affiliates (2,217) (118) (4,433) —
Total Net Realized Gain/(Loss) on Investments $ 52,568,735 $ 1,806,879 $ 27,486,667 $ 6,745,944
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees'
deferred compensation $ 41,046,179 $ (461,577) $ 462,364,143 $ 8,516,470
Investments in affiliates — (31) (1,496) —
Total Change in Unrealized Net Appreciation/Depreciation $ 41,046,179 $ (461,608) $ 462,362,647 $ 8,516,470
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 96,222,164 $ 1,380,860 $ 486,600,582 $ 15,764,739

Janus Aspen Series
Statements of Operations
(unaudited)
For the period ended June 30, 2026
Janus Aspen Series 99
See Notes to Financial Statements.
Janus Henderson
VIT Overseas
Portfolio
Janus Henderson
VIT Research
Portfolio
Investment Income:
Dividends $ 10,821,141 $ 2,235,257
Dividends from affiliates 195,074 6,589
Unaffiliated securities lending income, net 13,045 4,188
Affiliated securities lending income, net     1,235 7,343
Foreign tax withheld (1,025,246) (9,558)
Total Investment Income 10,005,249 2,243,819
Expenses:
Advisory fees 2,070,528 2,492,266
12b-1 Distribution and shareholder servicing fees:
Service Shares 778,858 237,937
Transfer agent administrative fees and expenses:
Institutional Shares 47,074 135,395
Service Shares 155,796 47,662
Other transfer agent fees and expenses:
Institutional Shares 2,360 6,805
Service Shares 3,693 1,193
Non-affiliated Portfolio administration fees 31,652 47,513
Professional fees 32,482 30,480
Affiliated portfolio administration fees 10,143 9,153
Custodian fees 53,246 13,675
Trustees' fees and expenses 10,509 9,737
Shareholder reports expense 21,351 15,414
Registration fees 9,848 10,623
Other expenses 21,732 17,549
Total Expenses 3,249,272 3,075,402
Net Expenses 3,249,272 3,075,402
Net Investment Income/(Loss) 6,755,977 (831,583)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 76,626,044 $ 74,072,655
Investments in affiliates (2,862) 17
Total Net Realized Gain/(Loss) on Investments $ 76,623,182 $ 74,072,672
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation $ 31,240,363 $ (16,016,122)
Investments in affiliates (800) —
Total Change in Unrealized Net Appreciation/Depreciation $ 31,239,563 $ (16,016,122)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 114,618,722 $ 57,224,967

Janus Aspen Series
Statements of Changes in Net Assets
100 June 30, 2026
See Notes to Financial Statements.
Janus Henderson VIT Balanced Portfolio Janus Henderson VIT Enterprise Portfolio
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Operations:
Net investment income/(loss) $ 78,085,308 $ 152,758,939 $ 36,535 $ 1,273,032
Net realized gain/(loss) on investments 402,824,180 663,099,506 167,701,359 157,971,680
Change in unrealized net appreciation/depreciation (139,190,209) 455,194,761 (2,816,616) (28,374,533)
Net Increase/(Decrease) in Net Assets Resulting from Operations 341,719,279 1,271,053,206 164,921,278 130,870,179
Dividends and Distributions to Shareholders:
Institutional Shares (46,209,929) (25,985,959) (51,882,485) (52,366,465)
Service Shares (706,290,984) (416,487,029) (100,549,698) (94,495,453)
Net Decrease from Dividends and Distributions to Shareholders (752,500,913) (442,472,988) (152,432,183) (146,861,918)
Capital Share Transactions:
Institutional Shares 30,190,452 6,645,994 16,045,986 (1,464,608)
Service Shares 101,621,756 (507,503,509) 53,535,332 97,402,453
Net Increase/(Decrease) from Capital Share Transactions 131,812,208 (500,857,515) 69,581,318 95,937,845
Net Increase/(Decrease) in Net Assets (278,969,426) 327,722,703 82,070,413 79,946,106
Net Assets:
Beginning of Period   9,423,009,431 9,095,286,728 1,835,725,009 1,755,778,903
End of Period $ 9,144,040,005 $ 9,423,009,431 $ 1,917,795,422 $ 1,835,725,009

Janus Aspen Series
Statements of Changes in Net Assets
Janus Aspen Series 101
See Notes to Financial Statements.
Janus Henderson VIT Flexible Bond
Portfolio Janus Henderson VIT Forty Portfolio
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Operations:
Net investment income/(loss) $ 13,431,908 $ 28,131,529 $ (1,101,051) $ (2,020,875)
Net realized gain/(loss) on investments (9,358,493) 4,374,006 93,770,024 260,136,214
Change in unrealized net appreciation/depreciation (1,056,743) 11,222,197 (51,603,471) (55,836,662)
Net Increase/(Decrease) in Net Assets Resulting from Operations 3,016,672 43,727,732 41,065,502 202,278,677
Dividends and Distributions to Shareholders:
Institutional Shares (2,917,513) (5,996,553) (131,814,981) (62,492,732)
Service Shares (11,485,609) (22,566,921) (131,842,532) (95,761,978)
Net Decrease from Dividends and Distributions to Shareholders (14,403,122) (28,563,474) (263,657,513) (158,254,710)
Capital Share Transactions:
Institutional Shares (4,116,239) 291,434 111,255,707 3,414,073
Service Shares 7,911,572 (9,498,611) 122,759,045 (252,716,797)
Net Increase/(Decrease) from Capital Share Transactions 3,795,333 (9,207,177) 234,014,752 (249,302,724)
Net Increase/(Decrease) in Net Assets (7,591,117) 5,957,081 11,422,741 (205,278,757)
Net Assets:
Beginning of Period   626,870,347 620,913,266 980,967,857 1,186,246,614
End of Period $ 619,279,230 $ 626,870,347 $ 992,390,598 $ 980,967,857

Janus Aspen Series
Statements of Changes in Net Assets
102 June 30, 2026
See Notes to Financial Statements.
Janus Henderson VIT Global Research
Portfolio
Janus Henderson VIT Global Sustainable
Equity Portfolio
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Operations:
Net investment income/(loss) $ 2,607,250 $ 5,115,549 $ 35,589 $ 38,509
Net realized gain/(loss) on investments 52,568,735 85,356,081 1,806,879 544,148
Change in unrealized net appreciation/depreciation 41,046,179 96,393,091 (461,608) 1,762,879
Net Increase/(Decrease) in Net Assets Resulting from Operations 96,222,164 186,864,721 1,380,860 2,345,536
Dividends and Distributions to Shareholders:
Institutional Shares (58,766,790) (64,137,542) (46,166) (390,188)
Service Shares (28,482,013) (28,223,319) (28,942) (240,271)
Net Decrease from Dividends and Distributions to Shareholders (87,248,803) (92,360,861) (75,108) (630,459)
Capital Share Transactions:
Institutional Shares 24,100,074 (15,769,301) (1,427,590) 546,523
Service Shares 20,732,538 25,459,717 (656,237) 487,507
Net Increase/(Decrease) from Capital Share Transactions 44,832,612 9,690,416 (2,083,827) 1,034,030
Net Increase/(Decrease) in Net Assets 53,805,973 104,194,276 (778,075) 2,749,107
Net Assets:
Beginning of Period   1,041,739,028 937,544,752 14,129,904 11,380,797
End of Period $ 1,095,545,001 $ 1,041,739,028 $ 13,351,829 $ 14,129,904

Janus Aspen Series
Statements of Changes in Net Assets
Janus Aspen Series 103
See Notes to Financial Statements.
Janus Henderson VIT Global Technology
and Innovation Portfolio
Janus Henderson VIT Mid Cap Value
Portfolio
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Operations:
Net investment income/(loss) $ (3,248,732) $ (5,312,259) $ 502,325 $ 948,507
Net realized gain/(loss) on investments 27,486,667 182,358,494 6,745,944 3,974,378
Change in unrealized net appreciation/depreciation 462,362,647 108,648,162 8,516,470 2,117,747
Net Increase/(Decrease) in Net Assets Resulting from Operations 486,600,582 285,694,397 15,764,739 7,040,632
Dividends and Distributions to Shareholders:
Institutional Shares (13,555,248) (7,735,754) (2,356,978) (5,992,825)
Service Shares (162,966,217) (110,267,194) (2,169,015) (5,982,007)
Net Decrease from Dividends and Distributions to Shareholders (176,521,465) (118,002,948) (4,525,993) (11,974,832)
Capital Share Transactions:
Institutional Shares 26,062,834 7,306,847 (280,039) 3,152,705
Service Shares 131,698,305 58,736,932 (2,667,396) (560,721)
Net Increase/(Decrease) from Capital Share Transactions 157,761,139 66,043,779 (2,947,435) 2,591,984
Net Increase/(Decrease) in Net Assets 467,840,256 233,735,228 8,291,311 (2,342,216)
Net Assets:
Beginning of Period   1,401,118,388 1,167,383,160 114,473,408 116,815,624
End of Period $ 1,868,958,644 $ 1,401,118,388 $ 122,764,719 $ 114,473,408

Janus Aspen Series
Statements of Changes in Net Assets
104 June 30, 2026
See Notes to Financial Statements.
Janus Henderson VIT Overseas Portfolio Janus Henderson VIT Research Portfolio
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Period Ended
June 30, 2026
(unaudited)
Year Ended
December 31,
2025
Operations:
Net investment income/(loss) $ 6,755,977 $ 9,052,084 $ (831,583) $ (2,537,464)
Net realized gain/(loss) on investments 76,623,182 43,385,266 74,072,672 119,638,473
Change in unrealized net appreciation/depreciation 31,239,563 131,251,477 (16,016,122) 6,210,077
Net Increase/(Decrease) in Net Assets Resulting from Operations 114,618,722 183,688,827 57,224,967 123,311,086
Dividends and Distributions to Shareholders:
Institutional Shares (858,760) (2,420,344) (87,390,272) (41,172,763)
Service Shares (2,244,510) (7,590,223) (32,352,415) (15,533,577)
Net Decrease from Dividends and Distributions to Shareholders (3,103,270) (10,010,567) (119,742,687) (56,706,340)
Capital Share Transactions:
Institutional Shares (3,180,253) (13,617,813) 56,594,659 (19,163,383)
Service Shares (29,131,748) (44,115,279) 19,482,286 (9,492,501)
Net Increase/(Decrease) from Capital Share Transactions (32,312,001) (57,733,092) 76,076,945 (28,655,884)
Net Increase/(Decrease) in Net Assets 79,203,451 115,945,168 13,559,225 37,948,862
Net Assets:
Beginning of Period   774,159,570 658,214,402 770,441,946 732,493,084
End of Period $ 853,363,021 $ 774,159,570 $ 784,001,171 $ 770,441,946

Janus Henderson VIT Balanced Portfolio
Financial Highlights
Janus Aspen Series 105
See Notes to Financial Statements.
Institutional Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $55.86 $51.22 $45.28 $40.01 $50.23 $43.58
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.54 1.01 1.02 0.91 0.57 0.42
Net realized and unrealized gain/(loss) 1.68 6.51 5.95 5.27 (8.87) 7.03
Total from Investment Operations 2.22 7.52 6.97 6.18 (8.30) 7.45
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.55) (1.10) (1.03) (0.91) (0.54) (0.43)
Distributions (from capital gains) (4.56) (1.78) — — (1.38) (0.37)
Total Dividends and Distributions (5.11) (2.88) (1.03) (0.91) (1.92) (0.80)
Net Asset Value, End of Period $52.97 $55.86 $51.22 $45.28 $40.01 $50.23
Total Return
*
3.99% 15.11% 15.43% 15.53% (16.50)% 17.22%
Net assets, End of Period (in thousands) $522,787 $518,392 $468,474 $418,783 $391,354 $512,742
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.62% 0.62% 0.62% 0.62% 0.62% 0.62%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.62% 0.62% 0.62% 0.62% 0.62% 0.62%
Ratio of Net Investment Income/(Loss) 1.96% 1.90% 2.08% 2.14% 1.32% 0.91%
Portfolio Turnover Rate
(2)
45% 79% 83% 97% 89% 56%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson VIT Balanced Portfolio
Financial Highlights
106 June 30, 2026
See Notes to Financial Statements.
Service Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $59.49 $54.39 $48.05 $42.48 $53.15 $46.11
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.50 0.93 0.96 0.85 0.48 0.32
Net realized and unrealized gain/(loss) 1.78 6.93 6.31 5.54 (9.32) 7.42
Total from Investment Operations 2.28 7.86 7.27 6.39 (8.84) 7.74
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.47) (0.98) (0.93) (0.82) (0.45) (0.33)
Distributions (from capital gains) (4.56) (1.78) — — (1.38) (0.37)
Total Dividends and Distributions (5.03) (2.76) (0.93) (0.82) (1.83) (0.70)
Net Asset Value, End of Period $56.74 $59.49 $54.39 $48.05 $42.48 $53.15
Total Return
*
3.86% 14.84% 15.15% 15.11% (16.61)% 16.91%
Net assets, End of Period (in thousands) $8,621,253 $8,904,617 $8,626,813 $7,961,766 $7,082,759 $8,272,771
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.87% 0.87% 0.87% 0.87% 0.86% 0.86%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.87% 0.87% 0.87% 0.87% 0.86% 0.86%
Ratio of Net Investment Income/(Loss) 1.71% 1.65% 1.83% 1.89% 1.09% 0.65%
Portfolio Turnover Rate
(2)
45% 79% 83% 97% 89% 56%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson VIT Enterprise Portfolio
Financial Highlights
Janus Aspen Series 107
See Notes to Financial Statements.
Institutional Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $83.58 $84.18 $76.52 $69.58 $100.51 $94.21
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.07 0.19 0.27 0.36 0.20 0.22
Net realized and unrealized gain/(loss) 7.58 5.88 11.31 11.85 (16.86) 14.99
Total from Investment Operations 7.65 6.07 11.58 12.21 (16.66) 15.21
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.10) (0.17) (0.62) (0.12) (0.17) (0.33)
Distributions (from capital gains) (6.60) (6.50) (3.30) (5.15) (14.10) (8.58)
Total Dividends and Distributions (6.70) (6.67) (3.92) (5.27) (14.27) (8.91)
Net Asset Value, End of Period $84.53 $83.58 $84.18 $76.52 $69.58 $100.51
Total Return
*
9.33% 7.67% 15.61% 18.07% (15.94)% 16.83%
Net assets, End of Period (in thousands) $705,239 $679,320 $683,126 $636,056 $565,810 $736,679
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.71% 0.72% 0.72% 0.72% 0.72% 0.71%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.71% 0.72% 0.72% 0.72% 0.72% 0.71%
Ratio of Net Investment Income/(Loss) 0.16% 0.23% 0.34% 0.49% 0.28% 0.22%
Portfolio Turnover Rate 14% 21% 14% 13% 15% 17%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson VIT Enterprise Portfolio
Financial Highlights
108 June 30, 2026
See Notes to Financial Statements.
Service Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $73.35 $74.72 $68.37 $62.78 $92.49 $87.46
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
(0.03) (0.02) 0.07 0.16 0.02 (0.03)
Net realized and unrealized gain/(loss) 6.63 5.19 10.05 10.64 (15.57) 13.87
Total from Investment Operations 6.60 5.17 10.12 10.80 (15.55) 13.84
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.01) (0.04) (0.47) (0.06) (0.06) (0.23)
Distributions (from capital gains) (6.60) (6.50) (3.30) (5.15) (14.10) (8.58)
Total Dividends and Distributions (6.61) (6.54) (3.77) (5.21) (14.16) (8.81)
Net Asset Value, End of Period $73.34 $73.35 $74.72 $68.37 $62.78 $92.49
Total Return
*
9.20% 7.41% 15.32% 17.78% (16.15)% 16.54%
Net assets, End of Period (in thousands) $1,212,557 $1,156,405 $1,072,653 $916,508 $807,716 $1,039,696
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.96% 0.97% 0.97% 0.97% 0.96% 0.96%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.96% 0.97% 0.97% 0.97% 0.96% 0.96%
Ratio of Net Investment Income/(Loss) (0.09)% (0.02)% 0.09% 0.25% 0.03% (0.03)%
Portfolio Turnover Rate 14% 21% 14% 13% 15% 17%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson VIT Flexible Bond Portfolio
Financial Highlights
Janus Aspen Series 109
See Notes to Financial Statements.
Institutional Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $9.93 $9.75 $10.06 $9.94 $12.05 $12.75
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.22 0.47 0.48 0.41 0.26 0.21
Net realized and unrealized gain/(loss) (0.16) 0.24 (0.29) 0.14 (1.90) (0.33)
Total from Investment Operations 0.06 0.71 0.19 0.55 (1.64) (0.12)
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.27) (0.53) (0.50) (0.43) (0.27) (0.25)
Distributions (from capital gains) — — — — (0.20) (0.33)
Total Dividends and Distributions (0.27) (0.53) (0.50) (0.43) (0.47) (0.58)
Net Asset Value, End of Period $9.72 $9.93 $9.75 $10.06 $9.94 $12.05
Total Return
*
0.56% 7.40% 1.86% 5.61% (13.66)% (0.90)%
Net assets, End of Period (in thousands) $110,261 $116,661 $114,306 $115,746 $107,682 $136,115
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.64% 0.64% 0.63% 0.64% 0.60% 0.59%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.57% 0.57% 0.57% 0.57% 0.57% 0.58%
Ratio of Net Investment Income/(Loss) 4.54% 4.71% 4.81% 4.07% 2.37% 1.72%
Portfolio Turnover Rate
(2)
101% 177% 188% 203% 182% 160%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson VIT Flexible Bond Portfolio
Financial Highlights
110 June 30, 2026
See Notes to Financial Statements.
Service Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $11.14 $10.87 $11.16 $10.99 $13.27 $13.99
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.24 0.50 0.51 0.42 0.25 0.20
Net realized and unrealized gain/(loss) (0.19) 0.27 (0.33) 0.15 (2.09) (0.37)
Total from Investment Operations 0.05 0.77 0.18 0.57 (1.84) (0.17)
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.25) (0.50) (0.47) (0.40) (0.24) (0.22)
Distributions (from capital gains) — — — — (0.20) (0.33)
Total Dividends and Distributions (0.25) (0.50) (0.47) (0.40) (0.44) (0.55)
Net Asset Value, End of Period $10.94 $11.14 $10.87 $11.16 $10.99 $13.27
Total Return
*
0.46% 7.22% 1.63% 5.29% (13.90)% (1.18)%
Net assets, End of Period (in thousands) $509,018 $510,209 $506,608 $484,490 $444,824 $547,915
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.89% 0.88% 0.87% 0.88% 0.84% 0.84%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.81% 0.82% 0.82% 0.82% 0.82% 0.82%
Ratio of Net Investment Income/(Loss) 4.29% 4.46% 4.56% 3.83% 2.12% 1.47%
Portfolio Turnover Rate
(2)
101% 177% 188% 203% 182% 160%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson VIT Forty Portfolio
Financial Highlights
Janus Aspen Series 111
See Notes to Financial Statements.
Institutional Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $59.42 $57.38 $47.35 $33.89 $61.75 $57.00
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
(0.03) (0.02) 0.09 0.16 0.10 (0.15)
Net realized and unrealized gain/(loss) 2.62 9.43 13.14 13.38 (20.82) 12.39
Total from Investment Operations 2.59 9.41 13.23 13.54 (20.72) 12.24
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) — (0.04) (0.06) (0.08) (0.07) —
Distributions (from capital gains) (15.35) (7.33) (3.14) — (7.07) (7.49)
Total Dividends and Distributions (15.35) (7.37) (3.20) (0.08) (7.14) (7.49)
Net Asset Value, End of Period $46.66 $59.42 $57.38 $47.35 $33.89 $61.75
Total Return
*
4.32% 18.14% 28.47% 39.96% (33.55)% 22.90%
Net assets, End of Period (in thousands) $529,520 $528,293 $501,366 $418,209 $317,938 $523,822
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.55% 0.62% 0.58% 0.55% 0.55% 0.77%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.55% 0.62% 0.58% 0.55% 0.55% 0.77%
Ratio of Net Investment Income/(Loss) (0.12)% (0.03)% 0.17% 0.39% 0.25% (0.25)%
Portfolio Turnover Rate 24% 30% 36% 36% 39% 31%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson VIT Forty Portfolio
Financial Highlights
112 June 30, 2026
See Notes to Financial Statements.
Service Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $51.87 $51.06 $42.49 $30.46 $56.64 $52.96
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
(0.09) (0.14) (0.04) 0.05 —
(2)
(0.28)
Net realized and unrealized gain/(loss) 2.28 8.28 11.76 12.03 (19.09) 11.45
Total from Investment Operations 2.19 8.14 11.72 12.08 (19.09) 11.17
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) — — (0.01) (0.05) (0.02) —
Distributions (from capital gains) (15.35) (7.33) (3.14) — (7.07) (7.49)
Total Dividends and Distributions (15.35) (7.33) (3.15) (0.05) (7.09) (7.49)
Net Asset Value, End of Period $38.71 $51.87 $51.06 $42.49 $30.46 $56.64
Total Return
*
4.16% 17.86% 28.14% 39.65% (33.73)% 22.60%
Net assets, End of Period (in thousands) $462,870 $452,675 $684,881 $609,773 $474,200 $718,925
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.79% 0.87% 0.83% 0.80% 0.80% 1.02%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.79% 0.87% 0.83% 0.80% 0.80% 1.02%
Ratio of Net Investment Income/(Loss) (0.37)% (0.28)% (0.08)% 0.14% 0.00%
(3)
(0.50)%
Portfolio Turnover Rate 24% 30% 36% 36% 39% 31%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.
(3)
Less than 0.005%

Janus Henderson VIT Global Research Portfolio
Financial Highlights
Janus Aspen Series 113
See Notes to Financial Statements.
Institutional Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $79.67 $72.60 $61.10 $50.02 $71.28 $63.62
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.23
(2)
0.45 0.50 0.52 0.53 0.39
Net realized and unrealized gain/(loss) 7.37 13.98 13.77 12.67 (14.52) 10.90
Total from Investment Operations 7.60 14.43 14.27 13.19 (13.99) 11.29
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.18) (0.45) (0.53) (0.52) (0.60) (0.36)
Distributions (from capital gains) (6.68) (6.91) (2.24) (1.59) (6.67) (3.27)
Total Dividends and Distributions (6.86) (7.36) (2.77) (2.11) (7.27) (3.63)
Net Asset Value, End of Period $80.41 $79.67 $72.60 $61.10 $50.02 $71.28
Total Return
*
9.56% 20.92% 23.58% 26.78% (19.41)% 18.09%
Net assets, End of Period (in thousands) $743,744 $712,728 $661,847 $573,846 $482,188 $653,853
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.79%
(3)
0.82% 0.72% 0.61% 0.64% 0.77%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.79% 0.82% 0.72% 0.61% 0.64% 0.77%
Ratio of Net Investment Income/(Loss) 0.58%
(2)
0.60% 0.73% 0.94% 0.98% 0.57%
Portfolio Turnover Rate 21% 31% 31% 25% 32% 20%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaim received in
May 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.00
(4)
and 0.01%, respectively.
(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaim received in May 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.00%
(5)
.
(4) Less than $0.005 on a per share basis.
(5) Less than 0.005%.

Janus Henderson VIT Global Research Portfolio
Financial Highlights
114 June 30, 2026
See Notes to Financial Statements.
Service Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $76.43 $69.97 $59.01 $48.41 $69.31 $62.00
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.13
(2)
0.25 0.32 0.37 0.38 0.21
Net realized and unrealized gain/(loss) 7.05 13.44 13.29 12.24 (14.11) 10.62
Total from Investment Operations 7.18 13.69 13.61 12.61 (13.73) 10.83
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.08) (0.32) (0.41) (0.42) (0.50) (0.25)
Distributions (from capital gains) (6.68) (6.91) (2.24) (1.59) (6.67) (3.27)
Total Dividends and Distributions (6.76) (7.23) (2.65) (2.01) (7.17) (3.52)
Net Asset Value, End of Period $76.85 $76.43 $69.97 $59.01 $48.41 $69.31
Total Return
*
9.44% 20.62% 23.29% 26.45% (19.61)% 17.80%
Net assets, End of Period (in thousands) $351,801 $329,011 $275,698 $231,174 $199,513 $258,922
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 1.04%
(3)
1.07% 0.97% 0.86% 0.89% 1.02%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 1.04% 1.07% 0.97% 0.86% 0.89% 1.02%
Ratio of Net Investment Income/(Loss) 0.33%
(2)
0.34% 0.48% 0.69% 0.73% 0.32%
Portfolio Turnover Rate 21% 31% 31% 25% 32% 20%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaim received in
May 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.00
(4)
and 0.01%, respectively.
(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaim received in May 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.00%
(5)
.
(4) Less than $0.005 on a per share basis.
(5) Less than 0.005%.

Janus Henderson VIT Global Sustainable Equity Portfolio
Financial Highlights
Janus Aspen Series 115
See Notes to Financial Statements.
Institutional Shares
For a share outstanding during the period ended June 30, 2026
(unaudited) and the year ended December, 31 2026 2025 2024 2023 2022
(1)
Net Asset Value, Beginning of Period $12.91 $11.50 $10.44 $8.50 $10.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
0.01 0.04 0.04 0.06 0.04
Net realized and unrealized gain/(loss) 1.41 1.97 1.12 1.92 (1.48)
Total from Investment Operations 1.42 2.01 1.16 1.98 (1.44)
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.02) (0.05) (0.03) (0.04) (0.06)
Distributions (from capital gains) (0.07) (0.55) (0.07) — —
Total Dividends and Distributions (0.09) (0.60) (0.10) (0.04) (0.06)
Net Asset Value, End of Period $14.24 $12.91 $11.50 $10.44 $8.50
Total Return
*
10.97% 17.46% 11.06% 23.32% (14.46)%
Net assets, End of Period (in thousands) $7,915 $8,573 $6,862 $3,451 $2,140
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 2.00% 2.16% 2.46% 4.25% 4.91%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.75% 0.77% 0.86% 0.88% 0.93%
Ratio of Net Investment Income/(Loss) 0.12% 0.32% 0.31% 0.61% 0.47%
Portfolio Turnover Rate 49% 66% 42% 17% 15%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Period from January 26, 2022 (inception date) through December 31, 2022.
(2)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson VIT Global Sustainable Equity Portfolio
Financial Highlights
116 June 30, 2026
See Notes to Financial Statements.
Service Shares
For a share outstanding during the period ended June 30, 2026
(unaudited) and the year ended December, 31 2026 2025 2024 2023 2022
(1)
Net Asset Value, Beginning of Period $12.89 $11.49 $10.44 $8.51 $10.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
0.08 0.02 0.03 0.05 0.04
Net realized and unrealized gain/(loss) 1.33 1.96 1.12 1.93 (1.48)
Total from Investment Operations 1.41 1.98 1.15 1.98 (1.44)
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.01) (0.03) (0.03) (0.05) (0.05)
Distributions (from capital gains) (0.07) (0.55) (0.07) — —
Total Dividends and Distributions (0.08) (0.58) (0.10) (0.05) (0.05)
Net Asset Value, End of Period $14.22 $12.89 $11.49 $10.44 $8.51
Total Return
*
10.91% 17.26% 11.01% 23.24% (14.44)%
Net assets, End of Period (in thousands) $5,437 $5,557 $4,519 $3,480 $2,265
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 2.13% 2.34% 2.69% 4.31% 4.91%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.87% 0.87% 0.94% 0.92% 0.95%
Ratio of Net Investment Income/(Loss) 1.19% 0.18% 0.23% 0.57% 0.44%
Portfolio Turnover Rate 49% 66% 42% 17% 15%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Period from January 26, 2022 (inception date) through December 31, 2022.
(2)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson VIT Global Technology and Innovation Portfolio
Financial Highlights
Janus Aspen Series 117
See Notes to Financial Statements.
Institutional Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $23.94 $21.11 $15.98 $10.34 $20.75 $20.34
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
(0.03) (0.04) (0.01) —
(2)
(0.02) (0.05)
Net realized and unrealized gain/(loss) 8.30 5.02 5.14 5.64 (7.60) 3.47
Total from Investment Operations 8.27 4.98 5.13 5.64 (7.62) 3.42
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) — — — — — (0.05)
Distributions (from capital gains) (3.04) (2.15) — — (2.79) (2.96)
Total Dividends and Distributions (3.04) (2.15) — — (2.79) (3.01)
Net Asset Value, End of Period $29.17 $23.94 $21.11 $15.98 $10.34 $20.75
Total Return
*
34.93% 25.15% 32.10% 54.55% (36.95)% 18.01%
Net assets, End of Period (in thousands) $142,538 $93,064 $74,717 $54,674 $34,566 $59,208
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.72% 0.73% 0.73% 0.73% 0.72% 0.72%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.72% 0.73% 0.73% 0.73% 0.72% 0.72%
Ratio of Net Investment Income/(Loss) (0.20)% (0.19)% (0.07)% (0.02)% (0.14)% (0.25)%
Portfolio Turnover Rate 31% 50% 35% 41% 43% 47%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.

Janus Henderson VIT Global Technology and Innovation Portfolio
Financial Highlights
118 June 30, 2026
See Notes to Financial Statements.
Service Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $23.94 $21.16 $16.06 $10.41 $20.91 $20.51
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
(0.06) (0.10) (0.06) (0.04) (0.05) (0.10)
Net realized and unrealized gain/(loss) 8.28 5.03 5.16 5.69 (7.66) 3.49
Total from Investment Operations 8.22 4.93 5.10 5.65 (7.71) 3.39
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) — — — — — (0.03)
Distributions (from capital gains) (3.04) (2.15) — — (2.79) (2.96)
Total Dividends and Distributions (3.04) (2.15) — — (2.79) (2.99)
Net Asset Value, End of Period $29.12 $23.94 $21.16 $16.06 $10.41 $20.91
Total Return
*
34.72% 24.84% 31.76% 54.27% (37.12)% 17.69%
Net assets, End of Period (in thousands) $1,726,421 $1,308,055 $1,092,666 $853,134 $535,573 $878,244
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.97% 0.97% 0.97% 0.97% 0.97% 0.97%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.97% 0.97% 0.97% 0.97% 0.97% 0.97%
Ratio of Net Investment Income/(Loss) (0.45)% (0.44)% (0.32)% (0.26)% (0.38)% (0.49)%
Portfolio Turnover Rate 31% 50% 35% 41% 43% 47%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson VIT Mid Cap Value Portfolio
Financial Highlights
Janus Aspen Series 119
See Notes to Financial Statements.
Institutional Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $17.77 $18.61 $17.53 $16.36 $19.12 $16.04
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.09 0.17 0.17 0.19 0.18 0.16
Net realized and unrealized gain/(loss) 2.43 0.92 2.05 1.63 (1.34) 3.00
Total from Investment Operations 2.52 1.09 2.22 1.82 (1.16) 3.16
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.08) (0.15) (0.18) (0.19) (0.23) (0.08)
Distributions (from capital gains) (0.66) (1.78) (0.96) (0.46) (1.37) —
Total Dividends and Distributions (0.74) (1.93) (1.14) (0.65) (1.60) (0.08)
Net Asset Value, End of Period $19.55 $17.77 $18.61 $17.53 $16.36 $19.12
Total Return
*
14.20% 6.50% 13.11% 11.40% (5.56)% 19.73%
Net assets, End of Period (in thousands) $64,881 $59,223 $58,373 $50,854 $51,231 $58,536
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.68% 0.86% 0.93% 0.69% 0.67% 0.67%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.68% 0.83% 0.93% 0.69% 0.67% 0.67%
Ratio of Net Investment Income/(Loss) 0.96% 0.94% 0.91% 1.14% 1.12% 0.90%
Portfolio Turnover Rate 20% 40% 42% 47% 48% 63%
**
Annualized for periods of less than one full year.
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson VIT Mid Cap Value Portfolio
Financial Highlights
120 June 30, 2026
See Notes to Financial Statements.
Service Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $16.78 $17.68 $16.72 $15.64 $18.36 $15.42
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.06 0.12 0.12 0.14 0.14 0.12
Net realized and unrealized gain/(loss) 2.29 0.88 1.95 1.55 (1.30) 2.87
Total from Investment Operations 2.35 1.00 2.07 1.69 (1.16) 2.99
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.06) (0.12) (0.15) (0.15) (0.19) (0.05)
Distributions (from capital gains) (0.66) (1.78) (0.96) (0.46) (1.37) —
Total Dividends and Distributions (0.72) (1.90) (1.11) (0.61) (1.56) (0.05)
Net Asset Value, End of Period $18.41 $16.78 $17.68 $16.72 $15.64 $18.36
Total Return
*
14.01% 6.29% 12.80% 11.11% (5.77)% 19.42%
Net assets, End of Period (in thousands) $57,883 $55,251 $58,443 $60,036 $66,344 $78,435
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.93% 1.11% 1.18% 0.93% 0.91% 0.92%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.92% 1.08% 1.18% 0.93% 0.91% 0.92%
Ratio of Net Investment Income/(Loss) 0.71% 0.72% 0.66% 0.91% 0.86% 0.68%
Portfolio Turnover Rate 20% 40% 42% 47% 48% 63%
**
Annualized for periods of less than one full year.
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson VIT Overseas Portfolio
Financial Highlights
Janus Aspen Series 121
See Notes to Financial Statements.
Institutional Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $55.82 $43.92 $42.06 $38.52 $42.92 $38.21
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.55
(2)
0.72 0.67 0.61 0.74 0.58
Net realized and unrealized gain/(loss) 7.81 11.91 1.81 3.55 (4.46) 4.62
Total from Investment Operations 8.36 12.63 2.48 4.16 (3.72) 5.20
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.27) (0.73) (0.62) (0.62) (0.68) (0.49)
Total Dividends and Distributions (0.27) (0.73) (0.62) (0.62) (0.68) (0.49)
Net Asset Value, End of Period $63.91 $55.82 $43.92 $42.06 $38.52 $42.92
Total Return
*
14.98% 28.87% 5.86% 10.85% (8.63)% 13.61%
Net assets, End of Period (in thousands) $203,482 $180,764 $154,443 $150,156 $144,544 $170,166
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.61%
(3)
0.72% 0.88% 0.89% 0.89% 0.87%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.61% 0.72% 0.88% 0.89% 0.89% 0.87%
Ratio of Net Investment Income/(Loss) 1.85%
(2)
1.44% 1.48% 1.50% 1.91% 1.38%
Portfolio Turnover Rate 33% 42% 39% 30% 36% 21%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaim received in
May 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.00
(4)
and 0.01%, respectively.
(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaim received in May 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.00%
(5)
.
(4) Less than $0.005 on a per share basis.
(5) Less than 0.005%.

Janus Henderson VIT Overseas Portfolio
Financial Highlights
122 June 30, 2026
See Notes to Financial Statements.
Service Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $53.02 $41.77 $40.08 $36.76 $41.02 $36.57
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.45
(2)
0.56 0.52 0.49 0.61 0.46
Net realized and unrealized gain/(loss) 7.41 11.33 1.73 3.39 (4.25) 4.41
Total from Investment Operations 7.86 11.89 2.25 3.88 (3.64) 4.87
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.20) (0.64) (0.56) (0.56) (0.62) (0.42)
Total Dividends and Distributions (0.20) (0.64) (0.56) (0.56) (0.62) (0.42)
Net Asset Value, End of Period $60.68 $53.02 $41.77 $40.08 $36.76 $41.02
Total Return
*
14.83% 28.58% 5.58% 10.58% (8.84)% 13.32%
Net assets, End of Period (in thousands) $649,881 $593,396 $503,771 $509,077 $502,240 $570,494
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.85%
(3)
0.96% 1.13% 1.14% 1.14% 1.12%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.85% 0.96% 1.13% 1.14% 1.14% 1.12%
Ratio of Net Investment Income/(Loss) 1.60%
(2)
1.17% 1.21% 1.25% 1.67% 1.14%
Portfolio Turnover Rate 33% 42% 39% 30% 36% 21%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaim received in
May 2026. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.00
(4)
and 0.01%, respectively.
(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaim received in May 2026. The impact of the additional professional fees to Ratio of Gross Expenses is 0.00%
(5)
.
(4) Less than $0.005 on a per share basis.
(5) Less than 0.005%.

Janus Henderson VIT Research Portfolio
Financial Highlights
Janus Aspen Series 123
See Notes to Financial Statements.
Institutional Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $64.90 $59.40 $45.15 $31.58 $56.31 $49.35
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
(0.05) (0.17) (0.03) 0.06 0.09 (0.01)
Net realized and unrealized gain/(loss) 5.15 10.48 15.85 13.57 (16.93) 9.73
Total from Investment Operations 5.10 10.31 15.82 13.63 (16.84) 9.72
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) — — (0.02) (0.06) (0.06) (0.05)
Distributions (from capital gains) (10.47) (4.81) (1.55) — (7.83) (2.71)
Total Dividends and Distributions (10.47) (4.81) (1.57) (0.06) (7.89) (2.76)
Net Asset Value, End of Period $59.53 $64.90 $59.40 $45.15 $31.58 $56.31
Total Return
*
7.94% 18.39% 35.31% 43.17% (29.89)% 20.33%
Net assets, End of Period (in thousands) $581,083 $569,252 $538,231 $436,336 $334,877 $519,679
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 0.77% 0.82% 0.67% 0.57% 0.56% 0.60%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 0.77% 0.82% 0.67% 0.57% 0.56% 0.60%
Ratio of Net Investment Income/(Loss) (0.16)% (0.28)% (0.05)% 0.16% 0.24% (0.01)%
Portfolio Turnover Rate 27% 31% 27% 27% 30% 33%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.

Janus Henderson VIT Research Portfolio
Financial Highlights
124 June 30, 2026
See Notes to Financial Statements.
Service Shares
For a share outstanding during the period ended June 30,
2026 (unaudited) and the year ended December, 31 2026 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $61.24 $56.44 $43.06 $30.17 $54.34 $47.78
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
(0.12) (0.30) (0.16) (0.03) —
(2)
(0.13)
Net realized and unrealized gain/(loss) 4.86 9.91 15.09 12.94 (16.34) 9.41
Total from Investment Operations 4.74 9.61 14.93 12.91 (16.34) 9.28
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) — — — (0.02) — (0.01)
Distributions (from capital gains) (10.47) (4.81) (1.55) — (7.83) (2.71)
Total Dividends and Distributions (10.47) (4.81) (1.55) (0.02) (7.83) (2.72)
Net Asset Value, End of Period $55.51 $61.24 $56.44 $43.06 $30.17 $54.34
Total Return
*
7.82% 18.10% 34.96% 42.81% (30.06)% 20.05%
Net assets, End of Period (in thousands) $202,919 $201,190 $194,263 $156,104 $117,437 $184,641
Ratios to Average Net Assets
**
:
Ratio of Gross Expenses 1.02% 1.07% 0.92% 0.82% 0.81% 0.85%
Ratio of Net Expenses (After Waivers and Expense
Offsets) 1.02% 1.07% 0.92% 0.82% 0.81% 0.85%
Ratio of Net Investment Income/(Loss) (0.41)% (0.53)% (0.30)% (0.09)% (0.01)% (0.26)%
Portfolio Turnover Rate 27% 31% 27% 27% 30% 33%
*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which
Janus Aspen Series serves as an underlying investment vehicle.
**
Annualized for periods of less than one full year.
(1)
Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Less than $0.005 on a per share basis.

Janus Aspen Series
Notes to Financial Statements
(unaudited)
Janus Aspen Series 125
1. Organization and Significant Accounting Policies
Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 Portfolios (individually referred to as a
"Portfolio", collectively as the “Portfolios"), each of which offer two share classes, with differing investment objectives and policies. The Portfolios are classified as diversified as defined in the 1940 Act, except for Janus Henderson VIT Forty
Portfolio, Janus Henderson VIT Global Technology and Innovation Portfolio, and Janus Henderson VIT Research Portfolio
which are classified as non-diversified. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the
Portfolios.
The investment objectives for each Portfolio are listed below.
The Portfolios currently offers two classes of shares: Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with
United States of America generally accepted accounting principles ("US GAAP")).
The Chief Financial Officer of the Portfolios are designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting . The CODM has concluded that the Portfolios operated as a single segment entity for the period ended June 30, 2026. The key indicator of performance of a Portfolio is net investment income as reported on the Statements of Operations.
The following accounting policies have been followed by the Portfolios and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such
Portfolio Objective
Janus Henderson VIT Balanced Portfolio Seeks long-term capital growth, consistent with preservation of capital and balanced by current income
Janus Henderson VIT Enterprise Portfolio Seeks long-term growth of capital
Janus Henderson VIT Flexible Bond Portfolio Seeks to obtain maximum total return, consistent with preservation of capital
Janus Henderson VIT Forty Portfolio Seeks long-term growth of capital
Janus Henderson VIT Global Research Portfolio Seeks long-term growth of capital
Janus Henderson VIT Global Sustainable Equity Portfolio Seeks long-term growth of capital
Janus Henderson VIT Global Technology And Innovation
Portfolio Seeks long-term growth of capital
Janus Henderson VIT Mid Cap Value Portfolio Seeks capital appreciation
Janus Henderson VIT Overseas Portfolio Seeks long-term growth of capital
Janus Henderson VIT Research Portfolio Seeks long-term growth of capital

Janus Aspen Series
Notes to Financial Statements
(unaudited)
126 June 30, 2026
foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the
New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i)
a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-
specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets a Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level
2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolios since the beginning of the fiscal period.

Janus Aspen Series
Notes to Financial Statements
(unaudited)
Janus Aspen Series 127
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2026 to fair value the Portfolios’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in each Portfolio's Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolios bear expenses incurred specifically on their behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolios may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolios' maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Portfolios that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Each Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
Each Portfolio may make certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs'

Janus Aspen Series
Notes to Financial Statements
(unaudited)
128 June 30, 2026
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If a Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Income Taxes
Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed each
Portfolio's tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
A Portfolio may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld.
As a result of rulings from European courts, certain Portfolio's filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. In Janus
Henderson Global Research Portfolio and Janus Henderson Overseas Portfolio, the Statements of Operations reflects
$55,657 and $24,481 of tax reclaims received as well as $2,681 and $1,178 respectively, of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Portfolio shareholders as foreign tax credits.
2. Derivative Instruments
Certain Portfolios may invest in various types of derivatives, which may at times result in significant derivative exposure.
A derivative is a financial instrument whose performance is derived from the performance of another asset. A Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by a Portfolio during the period June 30, 2026  is discussed in further detail below. A summary of derivative activity by each Portfolio is reflected in the tables at the end of the Schedule of Investments.
A Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolios' ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time.
Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose a Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, a Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Commodity Risk  - the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.

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Equity Risk  - the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what a Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Portfolio's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, a Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Portfolio may require the counterparty to post collateral if a Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, a Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if a Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than a Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). A Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. A Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

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During the period, certain Portfolios entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolios.
During the period, certain Portfolios entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolios.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. Each Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. Each Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. Each Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the
Statements of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statements of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the
Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Portfolios that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s Futures Commission
Merchant ("FCM").
With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, certain Portfolios purchased interest rate futures to increase exposure to interest rate risk.
During the period, certain Portfolios sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilize a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to a Portfolio and reduce a Portfolio's total return.
Swap agreements also bear the risk that a Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.

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Regulations enacted require a Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, a Portfolio will submit the swap to, and post collateral with, an FCM that is a clearinghouse member. Alternatively, a Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. A Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission. A default or failure by a CCP or an
FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose a Portfolio to losses, increase its costs, or prevent a Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on each Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on each Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in each Portfolio's Statement of Operations (if applicable).
A Portfolio's maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to cover a Portfolio's exposure to the counterparty.
A Portfolio may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage or to hedge against widening credit spreads on high- yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. A Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date.
As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the
Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to a Portfolio.
As a buyer of credit protection, a Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Portfolio as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Portfolio would have spent the stream of payments and potentially received no benefit from the contract.
If a Portfolio is the seller of credit protection against a particular security, the Portfolio would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, a Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional value of the swap. The

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maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
Certain Portfolios may invest in a swap on an index of credit default swaps ("CDX"). CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-
backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If a Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, a Portfolio could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that a Portfolio will not be able to meet its obligation to the counterparty.
During the period, certain Portfolios purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, certain Portfolios entered into total return swaps on to increase exposure to equity risk. These total return swaps require a Portfolio to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. A Portfolio will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
There were no total return swaps held at June 30, 2026.
3. Other Investments and Strategies
Market Risk
The value of the Portfolios portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Portfolios portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

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Armed Conflict . Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Portfolio. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, a Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries
included in the MSCI Emerging Markets Index
SM
.
Emerging market countries in which a
Portfolio may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that a Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio's investments. In addition, a Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on a Portfolio's performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country's lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market securities.
Exchange-Traded Funds
ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passively managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value per share (“NAV”) of their underlying investments.
Accordingly, there may be times when an ETF trades at a premium or discount to its NAV. As a result, a Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares.
ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, a Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

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Loans
Certain Portfolios may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”)
loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis.
 • Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Portfolios investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-
traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate (“SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolios generally expect to invest in fully funded term loans, certain of the loans in which the Portfolios may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolios may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolios may pay fees such as facility fees. Such fees may affect the
Portfolios returns.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Portfolios may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
A Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets

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and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities.
Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. A Portfolio’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Real Estate Investing
Certain Portfolios may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-
backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate- related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
Certain Portfolios and other portfolios advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.
Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the
Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Restricted Security Transactions
Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.
In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
Certain Portfolios may invest in U.S. and non-U.S. government debt securities ("sovereign debt"). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its

Janus Aspen Series
Notes to Financial Statements
(unaudited)
136 June 30, 2026
sovereign debt in a timely manner. A sovereign debtor's willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor's policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts. A Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect a Portfolio's holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which a Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent a Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
Certain Portfolios may enter into "to be announced" or "TBA" commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted "good delivery" standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to a Portfolio may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, a Portfolio could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Portfolio enters into a Master Securities Forward
Transaction Agreement ("MSFTA") bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of a Portfolio's credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Portfolio's collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
Certain Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the other party to a transaction fails to deliver the securities, the Portfolio could miss a favorable price or yield opportunity. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Portfolio remains substantially fully

Janus Aspen Series
Notes to Financial Statements
(unaudited)
Janus Aspen Series 137
invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments)
are outstanding, the purchases may result in a form of leverage.
When a Portfolio has sold a security on a when-issued, delayed delivery, or forward commitment basis, a Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Portfolio could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Portfolio will incur a loss if the security's price appreciates in value such that the security's price is above the agreed upon price on the settlement date. A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Portfolio. The
Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of a Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
A Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolios intend to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, each Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non Custodial
Securities Lending Agreement. For financial reporting purposes, the Portfolios do not offset financial instruments’
payables and receivables and related collateral on the Statements of Assets and Liabilities. A Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If a Portfolio is
unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market.
There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash
Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Portfolio to violate its agreement to return the cash collateral to a

Janus Aspen Series
Notes to Financial Statements
(unaudited)
138 June 30, 2026
borrower in a timely manner. As adviser to the Portfolios and Janus Henderson Cash Collateral Fund LLC, the Adviser has
an inherent conflict of interest as a result of its fiduciary duties to both the Portfolios and Janus Henderson Cash Collateral
Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash
Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral
Fund LLC rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as "Affiliated securities lending income, net" and "Unaffiliated securities lending income, net" on the Statements of Operations. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, gross amounts of recognized liabilities for securities lending (collateral received), and resulting net amount due to the counterparty is disclosed in the Schedule of
Investments (if applicable).
Offsetting Assets and Liabilities
The Portfolios presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statements of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolios may  enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, a
Portfolio may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedules of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair
Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2026” table located in each
Portfolio’s Schedule of Investments.
The Portfolios generally do not exchange collateral on its forward foreign currency contracts with its counterparties;
however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolios' commitment with respect to these contracts. Certain securities may be segregated at a Portfolio’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds a Portfolio’s corresponding forward foreign currency exchange contract's obligation value.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give a Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statements of Assets and Liabilities. Repurchase agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolios' custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Janus Aspen Series
Notes to Financial Statements
(unaudited)
Janus Aspen Series 139
4. Investment Advisory Agreements and Other Transactions with Affiliates
The following Portfolio's pay the Adviser an investment advisory fee which is calculated daily and paid monthly. The below table reflects each Portfolio's contractual and actual investment advisory fee rate (expressed as an annual rate).
The following Portfolio's pay the Adviser an investment advisory fee rate that may adjust up or down based on the
Portfolio's performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by a Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio's average daily net assets during the previous month (the "Base Fee Rate"), plus or minus (2) a performance-fee adjustment (the "Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio's average daily net assets based on the
Portfolio's relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of each Portfolio's Service Shares for the performance measurement period is used to calculate the Performance Adjustment. Each Portfolio's Base Fee Rate prior to any performance adjustment (expressed as an annual rate) and the Portfolio's benchmark index used in the calculation are as follows:
No Performance Adjustment is applied unless the difference between the Portfolio's investment performance and the cumulative investment record of the Portfolio's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance
Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio's full performance rate as shown in the table below:
Portfolio
Average Daily Net
Assets
Contractual Investment
Advisory Fee (%)
Janus Henderson VIT Balanced Portfolio All Asset Levels 0.55
Janus Henderson VIT Enterprise Portfolio All Asset Levels 0.64
Janus Henderson VIT Flexible Bond Portfolio First $300 Million 0.55
Over $300 Million 0.45
Janus Henderson VIT Global Sustainable Equity Portfolio First $2 Billion 0.75
Over $2 Billion 0.70
Janus Henderson VIT Global Technology and Innovation Portfolio All Asset Levels 0.64
Portfolio
Investment Advisory
Fee %
Janus Henderson VIT Balanced Portfolio 0.55
Janus Henderson VIT Enterprise Portfolio 0.64
Janus Henderson VIT Flexible Bond Portfolio 0.50
Janus Henderson VIT Global Sustainable Equity Portfolio 0.75
Janus Henderson VIT Global Technology and Innovation Portfolio 0.64
Portfolio Benchmark Index
Base Fee Rate
(%) (annual rate)
Janus Henderson VIT Forty Portfolio Russell 1000 Growth Index 0.64
Janus Henderson VIT Global Research Portfolio MSCI World Index
SM
0.60
Janus Henderson VIT Mid Cap Value Portfolio Russell Midcap
®
Value Index 0.64
Janus Henderson VIT Overseas Portfolio MSCI All Country World ex-USA Index
SM
0.64
Janus Henderson VIT Research Portfolio Russell 1000 Growth Index 0.64

Janus Aspen Series
Notes to Financial Statements
(unaudited)
140 June 30, 2026
Because the Performance Adjustment is tied to a Portfolio's relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser's fee even if the Portfolio's Shares lose value during the performance measurement period and could decrease the Adviser's fee even if the Portfolio's
Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Portfolio is calculated net of expenses whereas each Portfolio's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio's benchmark index.
Each Portfolio's prospectus and statement(s) of additional information contain additional information about performance-
based fees. The amount shown as advisory fees on the Statements of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended June 30, 2026, the performance adjusted investment advisory fee rate for each portfolio before any waivers and/or reimbursements of expenses is as follows:
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses for the Portfolio's listed below to the extent that each Portfolio’s normal operating expenses, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the
Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate shown below. The Adviser has agreed to continue the waivers for at least a one-year period commencing
April 30, 2026. If applicable, amounts reimbursed to the Portfolio's by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statements of Operations.
With respect to Janus Henderson VIT Balanced Portfolio, and Janus Henderson VIT Flexible Bond Portfolio, the Adviser
has also contractually agreed to waive and/or reimburse a portion of each Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Portfolio invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing April
30, 2026. If applicable, amounts waived and/or reimbursed to the Portfolio's by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statements of Operations. During the period ended June 30, 2026, the
Portfolio
Full Performance Rate
vs. Benchmark Index
Janus Henderson VIT Forty Portfolio ±8.50
Janus Henderson VIT Global Research Portfolio ±6.00
Janus Henderson VIT Mid Cap Value Portfolio ±4.00
Janus Henderson VIT Overseas Portfolio ±7.00
Janus Henderson VIT Research Portfolio ±5.00
Portfolio
Performance Adjusted
Advisory Fee Rate (%)
Janus Henderson VIT Forty Portfolio 0 .46
Janus Henderson VIT Global Research Portfolio 0 .70
Janus Henderson VIT Mid Cap Value Portfolio 0 .49
Janus Henderson VIT Overseas Portfolio 0 .51
Janus Henderson VIT Research Portfolio 0 .68
Portfolio Expense Limit Percentage (%)
Janus Henderson VIT Flexible Bond Portfolio 0.52
Janus Henderson VIT Global Sustainable Equity Portfolio 0.68
Janus Henderson VIT Global Technology and Innovation Portfolio 0.88
Janus Henderson VIT Mid Cap Value Portfolio 0.77

Janus Aspen Series
Notes to Financial Statements
(unaudited)
Janus Aspen Series 141
Adviser waived $19,489 of the Janus Henderson VIT Flexible Bond Portfolio’s management fee as attributable to the
Portfolio's investment in Janus Henderson Emerging Markets Debt Hard Currency ETF.
The Adviser serves as administrator to the Portfolios pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolios, including providing office space for the Portfolios, and is reimbursed by the Portfolios for certain of their costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolios pay for some or all of the cost incurred for salaries, fees, and expenses of the Adviser employees with respect to certain specified administration functions they perform on behalf of the Portfolios.
The Portfolios pay these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Portfolios. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statements of Operations. In addition, some expenses related to compensation payable to the Portfolios’ Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates are shared with the Portfolios.
Total allocated expenses for the Chief Compliance Officer and certain compliance staff was paid by the Trust during the period ended June 30, 2026 are as follows:
Janus Henderson Services US LLC (the "Transfer Agent"), a wholly-owned subsidiary of the Adviser, is the Portfolio's transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The
Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as "Other transfer agent fees and expenses" on the Statements of Operations.
Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940
Act, the Service Shares may pay the Trust's distributor, Janus Henderson Distributors US LLC (the "Distributor"), a wholly-
owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the
Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as "12b-1 Distribution and shareholder servicing fees" on the Statements of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolios. All deferred fees are credited to an account established in the name of the Trustee. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Deferred Plan
Portfolio
Chief Compliance Officer
Compensation
Janus Henderson VIT Balanced Portfolio $ 5,666
Janus Henderson VIT Enterprise Portfolio 1,100
Janus Henderson VIT Flexible Bond Portfolio 392
Janus Henderson VIT Forty Portfolio 557
Janus Henderson VIT Global Research Portfolio 637
Janus Henderson VIT Global Sustainable Equity Portfolio 8
Janus Henderson VIT Global Technology and Innovation Portfolio 856
Janus Henderson VIT Mid Cap Value Portfolio 75
Janus Henderson VIT Overseas Portfolio 503
Janus Henderson VIT Research Portfolio 445

Janus Aspen Series
Notes to Financial Statements
(unaudited)
142 June 30, 2026
funds that are selected by the Trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund(s) until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolios as unrealized appreciation/(depreciation) and is included as of June 30, 2026 on the Statements of Assets and Liabilities in the asset, "Trustees' deferred compensation," and liability, "Trustees' deferred compensation fees." Additionally, the recorded unrealized appreciation/(depreciation) is included in "Total distributable earnings (loss)" on the Statements of Assets and Liabilities. Deferred compensation expenses for the period ended June
30, 2026 are included in "Trustees' fees and expenses" on the Statements of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $70,750 were paid by the Trust to the Trustees under the Deferred Plan during the period ended June 30, 2026.
Pursuant to the provisions of the 1940 Act and related rules, each Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. Each Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The
Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the
“Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the
1940 Act that govern the operation of money market funds and prices its shares at an amortized cost NAV. There are no restrictions on a Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolios to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2026 can be found in a table located in the Schedule of Investments.
As of June 30, 2026, shares of Janus Henderson VIT Global Sustainable Equity Portfolio were owned by affiliates of the
Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Each Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the
Internal Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by a Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. The net realized gains/losses are included within "Net
Realized Gain/(Loss) on Investments" on the Statements of Operations.
During the period ended June 30, 2026, the below Portfolios engaged in the following cross-trades:
Janus Henderson VIT Global Sustainable Equity Portfolio % of Class Owned % of Portfolio Owned
Institutional Shares 35% 21%
Service Shares 50 21
Portfolio Purchases Sales Net Realized Gain
Janus Henderson VIT Balanced Portfolio $ 5,258,493 $ 5,082,015 $ 4,365,507
Janus Henderson VIT Enterprise Portfolio – 882,122 482,382
Janus Henderson VIT Global Research Portfolio 1,590,495 – –
Janus Henderson VIT Overseas Portfolio – 674,071 415,422

Janus Aspen Series
Notes to Financial Statements
(unaudited)
Janus Aspen Series 143
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2026 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddles, investments in partnerships and passive foreign investment companies.
Information on the tax components of derivatives as of June 30, 2026 for each Portfolio are as follows:
Portfolio Purchases Sales Net Realized Gain
Janus Henderson VIT Research Portfolio $ – $ 104,293 $ 4,092
Capital Loss Carryover Schedule
For the Year ended December 31, 2025
No Expiration
Portfolio Short-Term Long-Term
Accumulated
Capital Losses
Janus Henderson VIT Balanced Portfolio $— $— $—
Janus Henderson VIT Enterprise Portfolio — — —
Janus Henderson VIT Flexible Bond Portfolio (53,246,548) (44,091,807) (97,338,355)
Janus Henderson VIT Forty Portfolio — — —
Janus Henderson VIT Global Research Portfolio — — —
Janus Henderson VIT Global Sustainable Equity Portfolio — — —
Janus Henderson VIT Global Technology and Innovation Portfolio — — —
Janus Henderson VIT Mid Cap Value Portfolio — — —
Janus Henderson VIT Overseas Portfolio (63,293,151) (44,525,582) (107,818,733)
Janus Henderson VIT Research Portfolio — — —
Portfolio Federal Tax Cost
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Tax Appreciation/
(Depreciation)
Janus Henderson VIT Balanced Portfolio $6,042,373,115 $3,346,061,113 $(100,241,526) $3,245,819,587
Janus Henderson VIT Enterprise Portfolio 1,285,681,040 741,114,319 (111,055,458) 630,058,861
Janus Henderson VIT Flexible Bond Portfolio 655,192,665 3,609,571 (6,397,881) (2,788,310)
Janus Henderson VIT Forty Portfolio 554,097,774 461,627,575 (12,840,037) 448,787,538
Janus Henderson VIT Global Research Portfolio 573,281,153 543,562,316 (10,603,787) 532,958,529
Janus Henderson VIT Global Sustainable Equity Portfolio 11,148,760 2,642,497 (380,491) 2,262,006
Janus Henderson VIT Global Technology and Innovation Portfolio 824,586,620 1,125,138,707 (18,323,642) 1,106,815,065
Janus Henderson VIT Mid Cap Value Portfolio 81,732,863 43,404,646 (2,012,102) 41,392,544
Janus Henderson VIT Overseas Portfolio 583,317,616 311,396,055 (22,366,572) 289,029,483
Janus Henderson VIT Research Portfolio 378,576,395 436,665,545 (5,341,051) 431,324,494
Portfolio Federal Tax Cost
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Tax Appreciation/
(Depreciation)
Janus Henderson VIT Balanced Portfolio $— $6,943,032 $(2,502,905) $4,440,127
Janus Henderson VIT Enterprise Portfolio — 872,303 (269,131) 603,172

Janus Aspen Series
Notes to Financial Statements
(unaudited)
144 June 30, 2026
6. Capital Share Transactions
Portfolio Federal Tax Cost
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Tax Appreciation/
(Depreciation)
Janus Henderson VIT Flexible Bond Portfolio — 1,608,377 (321,659) 1,286,718
Period Ended June 30, 2026 Year Ended December 31, 2025
Janus Henderson VIT Balanced Portfolio Shares Amount Shares Amount
Institutional Shares
Shares sold 421,628 $ 23,277,765 679,353 $ 36,105,507
Reinvested dividends and distributions 873,864 46,209,929 496,181 25,985,959
Shares repurchased (705,857) (39,297,242) (1,042,069) (55,445,472)
Net Increase/(Decrease) 589,635 $ 30,190,452 133,465 $ 6,645,994
Service Shares
Shares sold 1,907,519 $ 113,014,650 4,028,592 $ 228,098,394
Reinvested dividends and distributions 12,467,625 706,290,984 7,481,243 416,487,029
Shares repurchased (12,126,062) (717,683,878) (20,416,213) (1,152,088,932)
Net Increase/(Decrease) 2,249,082 $ 101,621,756 (8,906,378) $ (507,503,509)
Period Ended June 30, 2026 Year Ended December 31, 2025
Janus Henderson VIT Enterprise Portfolio Shares Amount Shares Amount
Institutional Shares
Shares sold 356,898 $ 29,530,156 673,048 $ 55,725,318
Reinvested dividends and distributions 627,282 51,882,485 662,416 52,366,465
Shares repurchased (768,966) (65,366,655) (1,322,852) (109,556,391)
Net Increase/(Decrease) 215,214 $ 16,045,986 12,612 $ (1,464,608)
Service Shares
Shares sold 769,567 $ 56,142,488 2,199,385 $ 159,467,514
Reinvested dividends and distributions 1,400,999 100,549,698 1,361,802 94,495,453
Shares repurchased (1,402,707) (103,156,854) (2,149,992) (156,560,514)
Net Increase/(Decrease) 767,859 $ 53,535,332 1,411,195 $ 97,402,453
Period Ended June 30, 2026 Year Ended December 31, 2025
Janus Henderson VIT Flexible Bond Portfolio Shares Amount Shares Amount
Institutional Shares
Shares sold 948,681 $ 9,405,724 2,100,642 $ 20,941,997
Reinvested dividends and distributions 299,847 2,917,513 608,756 5,996,553
Shares repurchased (1,657,276) (16,439,476) (2,687,150) (26,647,116)
Net Increase/(Decrease) (408,748) $ (4,116,239) 22,248 $ 291,434
Service Shares
Shares sold 3,277,496 $ 36,542,112 7,663,402 $ 85,120,636
Reinvested dividends and distributions 1,049,873 11,485,609 2,046,043 22,566,921
Shares repurchased (3,601,901) (40,116,149) (10,485,910) (117,186,168)
Net Increase/(Decrease) 725,468 $ 7,911,572 (776,465) $ (9,498,611)

Janus Aspen Series
Notes to Financial Statements
(unaudited)
Janus Aspen Series 145
Period Ended June 30, 2026 Year Ended December 31, 2025
Janus Henderson VIT Forty Portfolio Shares Amount Shares Amount
Institutional Shares
Shares sold 257,301 $ 14,461,155 686,498 $ 38,806,606
Reinvested dividends and distributions 2,820,779 131,814,981 1,193,065 62,492,732
Shares repurchased (619,357) (35,020,429) (1,726,485) (97,885,265)
Net Increase/(Decrease) 2,458,723 $ 111,255,707 153,078 $ 3,414,073
Service Shares
Shares sold 483,368 $ 23,694,737 1,032,787 $ 50,992,538
Reinvested dividends and distributions 3,399,756 131,842,532 2,091,786 95,761,978
Shares repurchased (654,424) (32,778,224) (7,810,341) (399,471,313)
Net Increase/(Decrease) 3,228,700 $ 122,759,045 (4,685,768) $ (252,716,797)
Period Ended June 30, 2026 Year Ended December 31, 2025
Janus Henderson VIT Global Research Portfolio Shares Amount Shares Amount
Institutional Shares
Shares sold 117,826 $ 9,544,279 254,958 $ 19,237,901
Reinvested dividends and distributions 732,570 58,766,790 886,016 64,137,542
Shares repurchased (547,149) (44,210,995) (1,310,789) (99,144,744)
Net Increase/(Decrease) 303,247 $ 24,100,074 (169,815) $ (15,769,301)
Service Shares
Shares sold 181,756 $ 14,073,662 439,054 $ 31,977,508
Reinvested dividends and distributions 371,488 28,482,013 406,516 28,223,319
Shares repurchased (280,451) (21,823,137) (480,834) (34,741,110)
Net Increase/(Decrease) 272,793 $ 20,732,538 364,736 $ 25,459,717
Period Ended June 30, 2026 Year Ended December 31, 2025
Janus Henderson VIT Global Sustainable Equity Portfolio Shares Amount Shares Amount
Institutional Shares
Shares sold 54,883 $ 750,888 504,313 $ 6,247,364
Reinvested dividends and distributions 3,242 46,166 29,984 390,188
Shares repurchased (166,170) (2,224,644) (466,979) (6,091,029)
Net Increase/(Decrease) (108,045) $ (1,427,590) 67,318 $ 546,523
Service Shares
Shares sold 34,118 $ 462,231 61,337 $ 789,415
Reinvested dividends and distributions 2,035 28,942 18,489 240,271
Shares repurchased (84,748) (1,147,410) (42,283) (542,179)
Net Increase/(Decrease) (48,595) $ (656,237) 37,543 $ 487,507
Period Ended June 30, 2026 Year Ended December 31, 2025
Janus Henderson VIT Global Technology and Innovation Portfolio Shares Amount Shares Amount
Institutional Shares
Shares sold 1,248,413 $ 31,651,205 1,015,336 $ 22,495,645
Reinvested dividends and distributions 478,646 13,555,248 372,807 7,735,754
Shares repurchased (726,851) (19,143,619) (1,040,732) (22,924,552)
Net Increase/(Decrease) 1,000,208 $ 26,062,834 347,411 $ 7,306,847
Service Shares
Shares sold 4,134,906 $ 105,717,441 8,634,668 $ 188,823,695
Reinvested dividends and distributions 5,762,596 162,966,217 5,306,410 110,267,194
Shares repurchased (5,257,969) (136,985,353) (10,950,056) (240,353,957)
Net Increase/(Decrease) 4,639,533 $ 131,698,305 2,991,022 $ 58,736,932

Janus Aspen Series
Notes to Financial Statements
(unaudited)
146 June 30, 2026
7. Purchases and Sales of Investment Securities
For the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Period Ended June 30, 2026 Year Ended December 31, 2025
Janus Henderson VIT Mid Cap Value Portfolio Shares Amount Shares Amount
Institutional Shares
Shares sold 309,632 $ 5,984,479 481,984 $ 8,697,526
Reinvested dividends and distributions 121,808 2,356,978 356,690 5,992,825
Shares repurchased (444,220) (8,621,496) (643,920) (11,537,646)
Net Increase/(Decrease) (12,780) $ (280,039) 194,754 $ 3,152,705
Service Shares
Shares sold 87,667 $ 1,589,614 292,644 $ 4,980,473
Reinvested dividends and distributions 118,981 2,169,015 376,983 5,982,007
Shares repurchased (355,593) (6,426,025) (682,010) (11,523,201)
Net Increase/(Decrease) (148,945) $ (2,667,396) (12,383) $ (560,721)
Period Ended June 30, 2026 Year Ended December 31, 2025
Janus Henderson VIT Overseas Portfolio Shares Amount Shares Amount
Institutional Shares
Shares sold 186,955 $ 11,084,195 221,710 $ 10,936,798
Reinvested dividends and distributions 13,412 858,760 46,484 2,420,344
Shares repurchased (254,880) (15,123,208) (546,461) (26,974,955)
Net Increase/(Decrease) (54,513) $ (3,180,253) (278,267) $ (13,617,813)
Service Shares
Shares sold 660,654 $ 36,998,945 1,552,901 $ 73,592,073
Reinvested dividends and distributions 36,922 2,244,510 153,915 7,590,223
Shares repurchased (1,180,470) (68,375,203) (2,573,831) (125,297,575)
Net Increase/(Decrease) (482,894) $ (29,131,748) (867,015) $ (44,115,279)
Period Ended June 30, 2026 Year Ended December 31, 2025
Janus Henderson VIT Research Portfolio Shares Amount Shares Amount
Institutional Shares
Shares sold 71,001 $ 4,460,163 204,600 $ 12,475,378
Reinvested dividends and distributions 1,475,190 87,390,272 715,550 41,172,763
Shares repurchased (557,036) (35,255,776) (1,210,107) (72,811,524)
Net Increase/(Decrease) 989,155 $ 56,594,659 (289,957) $ (19,163,383)
Service Shares
Shares sold 59,283 $ 3,540,326 135,787 $ 7,747,091
Reinvested dividends and distributions 585,670 32,352,415 285,649 15,533,577
Shares repurchased (274,377) (16,410,455) (577,974) (32,773,169)
Net Increase/(Decrease) 370,576 $ 19,482,286 (156,538) $ (9,492,501)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
Janus Henderson VIT Balanced Portfolio $3,326,765,723 $4,387,553,935 $701,122,935 $267,869,645
Janus Henderson VIT Enterprise Portfolio 237,891,189 343,316,317 — —
Janus Henderson VIT Flexible Bond
Portfolio 446,007,457 543,389,506 144,223,393 68,207,029
Janus Henderson VIT Forty Portfolio 230,570,775 261,085,991 — —

Janus Aspen Series
Notes to Financial Statements
(unaudited)
Janus Aspen Series 147
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2026 and through the date of the issuance of the Portfolios' financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolios' financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
Janus Henderson VIT Global Research
Portfolio 218,474,069 259,119,863 — —
Janus Henderson VIT Global Sustainable
Equity Portfolio 6,131,675 8,535,298 — —
Janus Henderson VIT Global Technology
and Innovation Portfolio 493,505,152 474,415,078 — —
Janus Henderson VIT Mid Cap Value
Portfolio 23,405,043 30,966,695 — —
Janus Henderson VIT Overseas Portfolio 269,656,000 278,502,715 — —
Janus Henderson VIT Research Portfolio 200,366,961 246,970,312 — —

Janus Aspen Series
Additional Information
(unaudited)
148 June 30, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
A special meeting of Janus Aspen Series (“JAS”) shareholders was held on May 18, 2026 (the "meeting"). At the meeting, the following matters were voted on and approved by shareholders. Each vote reported represents one dollar of net asset value held on the record date for the meeting. The results of the meeting are noted below.
Proposals
1. For all JAS Portfolios, to approve a new investment advisory agreement between the Trust, on behalf of the
Portfolio, and Janus Henderson Investors US LLC (“Janus Henderson Investors” or the “Adviser”).
Janus Henderson Balanced Portfolio
Janus Henderson Enterprise Portfolio
Janus Henderson Flexible Bond Portfolio
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
9,202,855,526.101 8,450,817,095.172 223,067,995.341 422,566,550.190 0.000 9,096,451,640.704
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
91.828 2.424 4.592 0.000 98.844 92.902 2.452 4.645 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,749,877,787.185 1,270,763,345.010 46,171,386.268 57,743,656.834 0.000 1,374,678,388.112
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
72.620 2.639 3.300 0.000 78.559 92.441 3.359 4.201 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
636,434,372.763 540,651,145.650 10,830,315.714 25,143,344.253 0.000 576,624,805.617
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
84.950 1.702 3.951 0.000 90.602 93.761 1.878 4.360 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 149
Janus Henderson Forty Portfolio
Janus Henderson Global Research Portfolio
Janus Henderson Global Sustainable Equity Portfolio
Janus Henderson Global Technology and Innovation Portfolio
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
902,523,649.244 617,345,949.344 29,010,358.961 29,972,036.949 0.000 676,328,345.254
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
68.402 3.214 3.321 0.000 74.937 91.279 4.289 4.432 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,039,473,939.232 925,003,648.837 29,668,832.007 46,843,520.206 0.000 1,001,516,001.049
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
88.988 2.854 4.506 0.000 96.348 92.360 2.962 4.677 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
13,629,593.917 13,438,160.867 0.000 0.000 0.000 13,438,160.867
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
98.595 0.000 0.000 0.000 98.595 100.000 0.000 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,377,880,686.139 1,120,093,627.956 34,346,378.028 35,984,209.030 0.000 1,190,424,215.014
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
81.291 2.493 2.612 0.000 86.395 94.092 2.885 3.023 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
150 June 30, 2026
Janus Henderson Mid Cap Value Portfolio
Janus Henderson Overseas Portfolio
Janus Henderson Research Portfolio
2. For all JAS Portfolios, to elect eight trustees as the Board of Trustees of the Trust.
Janus Henderson Balanced Portfolio
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
119,850,070.318 102,226,796.005 2,232,835.821 3,210,235.852 0.000 107,669,867.678
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
85.296 1.863 2.679 0.000 89.837 94.945 2.074 2.982 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
824,383,537.569 646,541,535.759 18,371,681.740 46,586,927.528 0.000 711,500,145.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
78.427 2.229 5.651 0.000 86.307 90.870 2.582 6.548 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
723,474,962.481 513,063,380.806 12,722,990.338 29,837,216.386 0.000 555,623,587.530
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
70.917 1.759 4.124 0.000 76.799 92.340 2.290 5.370 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
9,202,855,526.101 8,746,541,273.607 349,910,367.096 0.000 0.000 9,096,451,640.704
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
95.042 3.802 0.000 0.000 98.844 96.153 3.847 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 151
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
9,202,855,526.101 8,712,651,811.814 383,799,828.890 0.000 0.000 9,096,451,640.704
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
94.673 4.170 0.000 0.000 98.844 95.781 4.219 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
9,202,855,526.101 8,722,864,767.053 373,586,873.651 0.000 0.000 9,096,451,640.704
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
94.784 4.059 0.000 0.000 98.844 95.893 4.107 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
9,202,855,526.101 8,719,564,935.018 376,886,705.686 0.000 0.000 9,096,451,640.704
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
94.748 4.095 0.000 0.000 98.844 95.857 4.143 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
9,202,855,526.101 8,706,745,478.063 389,706,162.641 0.000 0.000 9,096,451,640.704
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
94.609 4.235 0.000 0.000 98.844 95.716 4.284 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
152 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Enterprise Portfolio
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
9,202,855,526.101 8,730,316,337.751 366,135,302.952 0.000 0.000 9,096,451,640.704
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
94.865 3.978 0.000 0.000 98.844 95.975 4.025 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
9,202,855,526.101 8,722,617,047.637 373,834,593.066 0.000 0.000 9,096,451,640.704
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
94.782 4.062 0.000 0.000 98.844 95.890 4.110 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
9,202,855,526.101 8,741,833,913.920 354,617,726.783 0.000 0.000 9,096,451,640.704
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
94.990 3.853 0.000 0.000 98.844 96.102 3.898 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,749,877,787.185 1,298,762,572.237 75,915,815.875 0.000 0.000 1,374,678,388.112
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
74.220 4.338 0.000 0.000 78.559 94.478 5.522 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 153
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,749,877,787.185 1,294,089,802.355 80,588,585.757 0.000 0.000 1,374,678,388.112
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
73.953 4.605 0.000 0.000 78.559 94.138 5.862 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,749,877,787.185 1,290,656,990.337 84,021,397.776 0.000 0.000 1,374,678,388.112
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
73.757 4.802 0.000 0.000 78.559 93.888 6.112 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,749,877,787.185 1,292,573,047.706 82,105,340.406 0.000 0.000 1,374,678,388.112
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
73.866 4.692 0.000 0.000 78.559 94.027 5.973 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,749,877,787.185 1,288,006,434.768 86,671,953.344 0.000 0.000 1,374,678,388.112
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
73.606 4.953 0.000 0.000 78.559 93.695 6.305 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
154 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Flexible Bond Portfolio
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,749,877,787.185 1,289,478,148.549 85,200,239.563 0.000 0.000 1,374,678,388.112
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
73.690 4.869 0.000 0.000 78.559 93.802 6.198 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,749,877,787.185 1,292,359,658.336 82,318,729.777 0.000 0.000 1,374,678,388.112
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
73.854 4.704 0.000 0.000 78.559 94.012 5.988 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,749,877,787.185 1,293,686,063.691 80,992,324.421 0.000 0.000 1,374,678,388.112
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
73.930 4.628 0.000 0.000 78.559 94.108 5.892 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
636,434,372.763 557,963,901.975 18,660,903.642 0.000 0.000 576,624,805.617
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
87.670 2.932 0.000 0.000 90.602 96.764 3.236 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 155
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
636,434,372.763 552,495,360.351 24,129,445.266 0.000 0.000 576,624,805.617
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
86.811 3.791 0.000 0.000 90.602 95.815 4.185 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
636,434,372.763 555,414,109.663 21,210,695.954 0.000 0.000 576,624,805.617
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
87.270 3.333 0.000 0.000 90.602 96.322 3.678 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
636,434,372.763 555,488,146.003 21,136,659.614 0.000 0.000 576,624,805.617
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
87.281 3.321 0.000 0.000 90.602 96.334 3.666 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
636,434,372.763 556,386,823.438 20,237,982.179 0.000 0.000 576,624,805.617
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
87.422 3.180 0.000 0.000 90.602 96.490 3.510 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
156 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Forty Portfolio
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
636,434,372.763 554,358,586.389 22,266,219.228 0.000 0.000 576,624,805.617
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
87.104 3.499 0.000 0.000 90.602 96.139 3.861 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
636,434,372.763 554,288,514.984 22,336,290.633 0.000 0.000 576,624,805.617
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
87.093 3.510 0.000 0.000 90.602 96.126 3.874 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
636,434,372.763 558,499,078.748 18,125,726.869 0.000 0.000 576,624,805.617
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
87.754 2.848 0.000 0.000 90.602 96.857 3.143 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
902,523,649.244 631,120,023.407 45,208,321.848 0.000 0.000 676,328,345.254
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
69.928 5.009 0.000 0.000 74.937 93.316 6.684 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 157
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
902,523,649.244 623,572,723.365 52,755,621.889 0.000 0.000 676,328,345.254
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
69.092 5.845 0.000 0.000 74.937 92.200 7.800 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
902,523,649.244 623,991,956.052 52,336,389.202 0.000 0.000 676,328,345.254
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
69.139 5.799 0.000 0.000 74.937 92.262 7.738 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
902,523,649.244 622,869,958.397 53,458,386.858 0.000 0.000 676,328,345.254
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
69.014 5.923 0.000 0.000 74.937 92.096 7.904 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
902,523,649.244 627,326,574.987 49,001,770.267 0.000 0.000 676,328,345.254
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
69.508 5.429 0.000 0.000 74.937 92.755 7.245 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
158 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Global Research Portfolio
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
902,523,649.244 622,492,217.705 53,836,127.549 0.000 0.000 676,328,345.254
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
68.972 5.965 0.000 0.000 74.937 92.040 7.960 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
902,523,649.244 625,514,635.580 50,813,709.675 0.000 0.000 676,328,345.254
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
69.307 5.630 0.000 0.000 74.937 92.487 7.513 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
902,523,649.244 633,660,412.767 42,667,932.487 0.000 0.000 676,328,345.254
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
70.210 4.728 0.000 0.000 74.937 93.691 6.309 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,039,473,939.232 937,700,877.612 63,815,123.437 0.000 0.000 1,001,516,001.049
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
90.209 6.139 0.000 0.000 96.348 93.628 6.372 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 159
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,039,473,939.232 934,960,547.649 66,555,453.400 0.000 0.000 1,001,516,001.049
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
89.946 6.403 0.000 0.000 96.348 93.355 6.645 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,039,473,939.232 937,178,457.826 64,337,543.223 0.000 0.000 1,001,516,001.049
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
90.159 6.189 0.000 0.000 96.348 93.576 6.424 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,039,473,939.232 938,669,328.065 62,846,672.984 0.000 0.000 1,001,516,001.049
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
90.302 6.046 0.000 0.000 96.348 93.725 6.275 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,039,473,939.232 933,986,256.145 67,529,744.905 0.000 0.000 1,001,516,001.049
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
89.852 6.497 0.000 0.000 96.348 93.257 6.743 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
160 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Global Sustainable Equity Portfolio
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,039,473,939.232 933,686,246.915 67,829,754.135 0.000 0.000 1,001,516,001.049
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
89.823 6.525 0.000 0.000 96.348 93.227 6.773 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,039,473,939.232 932,336,989.831 69,179,011.218 0.000 0.000 1,001,516,001.049
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
89.693 6.655 0.000 0.000 96.348 93.093 6.907 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,039,473,939.232 940,117,615.226 61,398,385.823 0.000 0.000 1,001,516,001.049
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
90.442 5.907 0.000 0.000 96.348 93.869 6.131 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
13,629,593.917 13,060,371.954 377,788.913 0.000 0.000 13,438,160.867
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
95.824 2.772 0.000 0.000 98.595 97.189 2.811 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 161
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
13,629,593.917 13,438,160.867 0.000 0.000 0.000 13,438,160.867
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
98.595 0.000 0.000 0.000 98.595 100.000 0.000 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
13,629,593.917 13,438,160.867 0.000 0.000 0.000 13,438,160.867
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
98.595 0.000 0.000 0.000 98.595 100.000 0.000 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
13,629,593.917 13,438,160.867 0.000 0.000 0.000 13,438,160.867
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
98.595 0.000 0.000 0.000 98.595 100.000 0.000 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
13,629,593.917 13,060,371.954 377,788.913 0.000 0.000 13,438,160.867
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
95.824 2.772 0.000 0.000 98.595 97.189 2.811 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
162 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Global Technology and Innovation Portfolio
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
13,629,593.917 13,060,371.954 377,788.913 0.000 0.000 13,438,160.867
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
95.824 2.772 0.000 0.000 98.595 97.189 2.811 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
13,629,593.917 13,438,160.867 0.000 0.000 0.000 13,438,160.867
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
98.595 0.000 0.000 0.000 98.595 100.000 0.000 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
13,629,593.917 13,438,160.867 0.000 0.000 0.000 13,438,160.867
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
98.595 0.000 0.000 0.000 98.595 100.000 0.000 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,377,880,686.139 1,145,004,847.208 45,419,367.806 0.000 0.000 1,190,424,215.014
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
83.099 3.296 0.000 0.000 86.395 96.185 3.815 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 163
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,377,880,686.139 1,144,932,297.492 45,491,917.522 0.000 0.000 1,190,424,215.014
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
83.094 3.302 0.000 0.000 86.395 96.179 3.821 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,377,880,686.139 1,145,380,268.838 45,043,946.186 0.000 0.000 1,190,424,215.014
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
83.126 3.269 0.000 0.000 86.395 96.216 3.784 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,377,880,686.139 1,143,500,984.858 46,923,230.156 0.000 0.000 1,190,424,215.014
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
82.990 3.405 0.000 0.000 86.395 96.058 3.942 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,377,880,686.139 1,143,632,287.343 46,791,927.671 0.000 0.000 1,190,424,215.014
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
82.999 3.396 0.000 0.000 86.395 96.069 3.931 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
164 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Mid Cap Value Portfolio
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,377,880,686.139 1,138,168,660.557 52,255,554.456 0.000 0.000 1,190,424,215.014
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
82.603 3.792 0.000 0.000 86.395 95.610 4.390 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,377,880,686.139 1,151,444,933.797 38,979,281.217 0.000 0.000 1,190,424,215.014
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
83.566 2.829 0.000 0.000 86.395 96.726 3.274 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
1,377,880,686.139 1,152,124,955.655 38,299,259.358 0.000 0.000 1,190,424,215.014
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
83.616 2.780 0.000 0.000 86.395 96.783 3.217 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
119,850,070.318 103,239,098.509 4,430,769.169 0.000 0.000 107,669,867.678
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
86.140 3.697 0.000 0.000 89.837 95.885 4.115 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 165
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
119,850,070.318 102,647,223.502 5,022,644.176 0.000 0.000 107,669,867.678
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
85.646 4.191 0.000 0.000 89.837 95.335 4.665 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
119,850,070.318 102,625,608.585 5,044,259.093 0.000 0.000 107,669,867.678
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
85.628 4.209 0.000 0.000 89.837 95.315 4.685 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
119,850,070.318 102,715,194.560 4,954,673.118 0.000 0.000 107,669,867.678
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
85.703 4.134 0.000 0.000 89.837 95.398 4.602 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
119,850,070.318 102,976,637.263 4,693,230.415 0.000 0.000 107,669,867.678
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
85.921 3.916 0.000 0.000 89.837 95.641 4.359 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
166 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Overseas Portfolio
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
119,850,070.318 102,649,007.410 5,020,860.268 0.000 0.000 107,669,867.678
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
85.648 4.189 0.000 0.000 89.837 95.337 4.663 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
119,850,070.318 102,857,068.708 4,812,798.970 0.000 0.000 107,669,867.678
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
85.821 4.016 0.000 0.000 89.837 95.530 4.470 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
119,850,070.318 103,217,483.591 4,452,384.087 0.000 0.000 107,669,867.678
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
86.122 3.715 0.000 0.000 89.837 95.865 4.135 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
824,383,537.569 664,138,327.248 47,361,817.780 0.000 0.000 711,500,145.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
80.562 5.745 0.000 0.000 86.307 93.343 6.657 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 167
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
824,383,537.569 665,561,375.178 45,938,769.849 0.000 0.000 711,500,145.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
80.734 5.572 0.00 0.00 86.307 93.543 6.457 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
824,383,537.569 663,970,187.825 47,529,957.202 0.000 0.000 711,500,145.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
80.541 5.766 0.000 0.000 86.307 93.320 6.680 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
824,383,537.569 662,700,268.955 48,799,876.072 0.000 0.000 711,500,145.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
80.387 5.920 0.000 0.000 86.307 93.141 6.859 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
824,383,537.569 664,634,250.724 46,865,894.303 0.000 0.000 711,500,145.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
80.622 5.685 0.000 0.000 86.307 93.413 6.587 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
168 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Janus Henderson Research Portfolio
2.01 To elect Cheryl D. Alston to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
824,383,537.569 665,625,363.574 45,874,781.454 0.000 0.000 711,500,145.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
80.742 5.565 0.000 0.000 86.307 93.552 6.448 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
824,383,537.569 661,791,990.549 49,708,154.478 0.000 0.000 711,500,145.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
80.277 6.030 0.000 0.000 86.307 93.014 6.986 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
824,383,537.569 665,927,273.064 45,572,871.964 0.000 0.000 711,500,145.027
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
80.779 5.528 0.000 0.000 86.307 93.595 6.405 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
723,474,962.481 523,130,738.359 32,492,849.171 0.000 0.000 555,623,587.530
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
72.308 4.491 0.000 0.000 76.799 94.152 5.848 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 169
2.02 To elect Darrell B. Jackson to the Board of Trustees of the Trust.
2.03 To elect Dominic Janssens to the Board of Trustees of the Trust.
2.04 To elect Alan A. Brown to the Board of Trustees of the Trust.
2.05 To elect Raudline Etienne to the Board of Trustees of the Trust.
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
723,474,962.481 523,340,402.174 32,283,185.355 0.000 0.000 555,623,587.530
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
72.337 4.462 0.000 0.000 76.799 94.190 5.810 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
723,474,962.481 521,179,660.275 34,443,927.255 0.000 0.000 555,623,587.530
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
72.038 4.761 0.000 0.000 76.799 93.801 6.199 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
723,474,962.481 521,898,163.649 33,725,423.880 0.000 0.000 555,623,587.530
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
72.138 4.662 0.000 0.000 76.799 93.930 6.070 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
723,474,962.481 520,010,649.690 35,612,937.839 0.000 0.000 555,623,587.530
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
71.877 4.922 0.000 0.000 76.799 93.590 6.410 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
170 June 30, 2026
2.06 To elect William F. McCalpin to the Board of Trustees of the Trust.
2.07 To elect Gary A. Poliner to the Board of Trustees of the Trust.
2.08 To elect Gwen L. Shaneyfelt to the Board of Trustees of the Trust.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Each board member also serves as a board member of other portfolios in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each portfolio based on net assets. Trustees fees paid by the portfolio are within
Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The members of the Board of Trustees (the “Board” or “Trustees”) of Janus Investment Fund (“JIF”) and Janus Aspen
Series (“JAS,” and together with JIF, the “Trusts”), all of whom are Independent Trustees (i.e., those Trustees not considered “interested” persons, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended
(the “1940 Act”), of the Trusts, the Trusts’ investment adviser, Janus Henderson Investors US LLC (the “Adviser”) or the
Trusts’ distributor, Janus Henderson Distributors US LLC (the “Distributor”)), oversee the management of each portfolio or series of the Trusts (each, a “Fund” and collectively, the “Funds”). The Board convened a special meeting on January
14, 2026 (the “January 14 Special Meeting”) to meet with management representatives of Janus Henderson Group plc
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
723,474,962.481 520,651,872.854 34,971,714.676 0.000 0.000 555,623,587.530
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
71.965 4.834 0.000 0.000 76.799 93.706 6.294 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
723,474,962.481 516,359,236.859 39,264,350.670 0.000 0.000 555,623,587.530
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
71.372 5.427 0.000 0.000 76.799 92.933 7.067 0.000 0.000 100.000
A Number of Votes ($) A
Record Date of Votes
($)
Affirmative Against Abstain BNV Total
723,474,962.481 523,256,606.038 32,366,981.492 0.000 0.000 555,623,587.530
Percentage of Total Outstanding Votes (%) Percentage Voted (%)
Affirmative Against Abstain BNV Total Affirmative Against Abstain BNV Total
72.325 4.474 0.000 0.000 76.799 94.175 5.825 0.000 0.000 100.000

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 171
(“Janus Henderson”), the parent company of the Adviser and the Distributor, for a preliminary discussion of the take-
private transaction in which Janus Henderson will be acquired by, among others, Trian Fund Management, L.P. and its affiliated funds (“Trian”) and General Catalyst Group Management, LLC and its affiliated funds (“General Catalyst”) (the
“Transaction”), its anticipated timeline and the expected implications for the Adviser and the Funds overseen by the
Trustees. In connection with the January 14 Special Meeting, the Trustees also met and conferred with their independent legal counsel to formulate a due diligence process to seek to ensure that the Trustees have sufficient information to exercise their reasonable business judgment and determine whether to approve new investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (the “New Advisory Agreements”) required as a result of the
Transaction and to recommend that shareholders of the Funds do the same.
As part of its due diligence process, the Board developed an initial list of questions and informational requests related to the proposed Transaction, which was issued to the Adviser on January 16, 2026. At a special Board meeting held on January 30, 2026 (the “January 30 Special Meeting”), the Board reviewed and considered the Adviser’s response to the initial information request and raised various questions with management of Janus Henderson. Among other things, various Janus Henderson management representatives discussed the expected impact of the Transaction on the nature, extent and quality of services the Adviser and its affiliates are expected to provide to the Funds following the Transaction, addressing, among other matters, the personnel expected to provide such services and efforts to attract and retain human capital, and the resources available to do so.
At the January 30 Special Meeting, in response to the Board’s request, certain representatives of Trian and General
Catalyst met with the Independent Trustees to address various questions regarding each organization and the anticipated management and operation of Janus Henderson and the Adviser upon the closing of the Transaction (the “Closing”)
of the Transaction. With respect to Trian, the Trustees also considered its history as a significant shareholder of Janus
Henderson for several years, including with nonexecutive director representatives on the Janus Henderson Board of
Directors, and Trian’s support for the operational and strategic initiatives implemented by Janus Henderson’s senior management.
After the January 30 Special Meeting, the Trustees, in consultation with independent legal counsel, developed a supplemental request for additional information, which was provided to the Adviser on February 2, 2026. At a subsequent in-person special Board meeting held on February 11, 2026 (the “February 11 Special Meeting”), the Board considered the
Adviser’s response to the supplemental information request and again met with the management of Janus Henderson to discuss the impact of the Transaction on the nature, extent and quality of services the Adviser is expected to provide to the Funds following the Transaction, and also met with various officers of the Funds and of the Adviser. At the February
11 Special Meeting, the Board considered the proposed New Advisory Agreement and the proposed Interim Advisory
Agreement for each of the Funds. During each of these meetings, the Board sought additional and clarifying information as it deemed necessary or appropriate. Throughout the process, the Board had the assistance of its independent legal counsel, who advised them on, among other things, its duties and obligations.
In connection with the Board’s review, the Adviser provided, and the Board obtained, substantial information regarding the following matters: the management, financial position, access to resources, and business of Trian and General
Catalyst; the history of Trian’s and General Catalyst’s businesses and operations; the proposed structure, operations, and investment processes of the investment management organization after the Transaction and the strategy for operating, governing and growing the business following the Transaction; information about how Trian and General Catalyst will assess potential enhancements to Janus Henderson following the close of the Transaction; the future plans of Janus
Henderson with respect to the Funds and the fact that there are not any proposed changes to the operations or structure of the Funds; and the future plans of Janus Henderson with respect to the provision of services to the Funds, and the

Janus Aspen Series
Additional Information
(unaudited)
172 June 30, 2026
entities providing such services, including those affiliated with Janus Henderson. The Board also received information regarding the terms of the Transaction, and the anticipated management of Janus Henderson following the Closing.
In considering whether to approve the New Advisory Agreements, the Trustees also took into account their annual contract review process (“Annual Contract Review”) that they had recently undertaken, including with respect to the proposed continuation of the current investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (the “Current Advisory Agreements”) which had been approved for renewal at a meeting of the Board held on December 9-10, 2025. The Board noted that, as part of its Annual Contract Review, independent legal counsel to the Independent Trustees prepares and issues various informational requests to the Adviser and its affiliates so that, in conjunction with information provided by other parties, including its independent fee consultant, as well as information provided by the Adviser and the independent fee consultant over the course of the year, the Independent Trustees have sufficient information on which they were able to make an informed determination about the continuation of the Current
Advisory Agreements. The Board noted that the information provided and considered in connection with the Annual
Contract Review addressed various aspects of the Adviser’s organization, resources, and capabilities, including the nature and quality of services provided by the Adviser, as well as numerous other factors relevant to the consideration of the
Current Advisory Agreements. These other factors included, among other things: each Fund’s investment performance, on an absolute basis and relative to appropriate peer groups and one or a combination of market indices; investment management fees, management fee breakpoints, performance fee structures, expense ratios, and asset sizes of the
Funds, as applicable, and peer groups; the Adviser’s estimated profitability from the investment management services it provides to each Fund and whether the Adviser receives adequate incentives and resources to manage the Funds effectively; and other “fall-out” or ancillary benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenues derived from services provided to the Funds by affiliates of the Adviser. The Trustees also considered that the Current Advisory Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of their business judgment during those years. In view of the representations and statements made by Janus Henderson, Trian and General Catalyst, including that the terms of each New Advisory Agreement are substantially identical to the corresponding Current Advisory Agreement, with no change in the contractual advisory fee rate borne by a Fund or the investment advisory services it receives as a result of the Transaction, the Trustees determined to take into account information considered and conclusions reached during the
Annual Contract Review as they deemed relevant in considering the approval of the New Advisory Agreements.
In connection with executive sessions convened at the February 11 Special Meeting, the Independent Trustees
considered various discussions with Trust officers and representatives of key constituencies at Janus Henderson relevant to the Funds. The Independent Trustees conferred with each other and with their independent legal counsel as they assessed the proposed New Advisory Agreements and Interim Advisory Agreements for the Funds. In so doing, each of the Independent Trustees applied his or her individual business judgment and relative institutional knowledge of the
Funds’ management and Janus Henderson’s organizational practices, while recognizing variances in tenure among the
Independent Trustees.
In determining whether to approve the New Advisory Agreement for each Fund in connection with the Transaction, and whether to recommend approval to Fund shareholders, the Board received information and made inquiries into necessary matters as it deemed appropriate. The Board reviewed and considered various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:
The terms of each of the New Advisory Agreements are substantially identical to each of the corresponding Current
Advisory Agreements, and the contractual fee rate will not change;

Janus Aspen Series
Additional Information
(unaudited)
Janus Aspen Series 173
The Adviser’s plans for the operations of the Funds, including its plans for the continued provision of all services currently provided to the Funds by the Adviser and its affiliates, including, among others, investment advisory services, portfolio trading services, investment research and analysis, cash management, investment risk management, compliance, administrative and accounting services, and the personnel and resources expected to support the provision of such services;
Janus Henderson’s assessment of potential organizational benefits resulting from the Transaction, including that: (i)
as a private company, Janus Henderson may have more flexibility in making additional investments in its business;
(ii) as a private company, Janus Henderson may be better able to structure compensation packages to attract and retain talented personnel; (iii) Janus Henderson may be able to take advantage of new or enhanced distribution arrangements introduced as a result of the Transaction and the parties thereto; (iv) the experience, capabilities and resources of Trian and General Catalyst may help Janus Henderson identify, finance and pursue growth opportunities, such as acquisitions; (v) additional economies of scale could potentially be achieved in the future as a result of the willingness of Trian and General Catalyst to support Janus Henderson’s global asset management business; and (vi) the Funds may benefit from organizational resources and initiatives introduced and implemented following the Transaction; and
The support expressed by the current senior management team at Janus Henderson for the Transaction and the
Adviser’s recommendation that the Board approve the New Advisory Agreements.
In connection with its deliberations, the Board received assurances from Janus Henderson, on behalf of itself and its affiliates including the following:
Janus Henderson has provided to the Board such information as it believes is reasonably necessary to evaluate the
New Advisory Agreements.
Janus Henderson is committed to the continuance, without interruption, of services to the Funds of at least the type and quality currently provided by the Adviser and its affiliates, or superior thereto;
The Transaction is not expected to negatively affect the nature, extent, or quality of the investment advisory services provided by the Adviser to the Funds following the Transaction, and the investment advisory services are expected to be at least comparable to the services being provided under the Current Advisory Agreements. In this regard, the Board noted specific representations that Janus Henderson does not intend for the nature, extent, or quality of investment advisory and other services to be provided to the Funds following the Transaction to change.
Janus Henderson does not intend to make changes to the portfolio managers providing services to the Funds or to the manner in which each Fund’s assets are managed and that each Fund’s current operations are expected to remain unchanged;
The intent of Janus Henderson to take the necessary and appropriate steps to retain and attract its key investment advisory, compliance, financial, fund accounting, and administrative personnel supporting the management and oversight of the Funds; and
Janus Henderson is not aware of any express or implied term, condition, arrangement, or understanding that would impose in its best judgement an “unfair burden” on any Fund as a result of the Transaction, as defined in Section
15(f) of the 1940 Act, and that Janus Henderson will take no action that would have the effect of imposing such an
“unfair burden” on any Fund in connection with the Transaction.
Janus Henderson assured the Board that it intended to comply with Section 15(f) of the 1940 Act.
The Board has been advised that the parties to the Agreement have structured the Transaction in reliance upon
Section 15(f) of the 1940 Act. Section 15(f) provides in substance that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as two conditions are satisfied. The first condition of Section 15(f) is that, during the three-year period following the consummation of a transaction, at least 75% of the investment company’s board of

Janus Aspen Series
Additional Information
(unaudited)
174 June 30, 2026
directors must not be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser.
The composition of the Board of the Trust currently meets this test and would continue to meet this test after the trustee election pursuant to Proposal 2. Second, an “unfair burden” (as defined in the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission or the staff of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” (as defined in the 1940 Act) includes any arrangement, during the two-year period after the transaction, whereby the investment adviser (or predecessor or successor adviser), or any “interested person” (as defined in the 1940 Act) of such an adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for the investment company). Under the Agreement, Trian and General Catalyst have acknowledged
Janus Henderson’s reliance upon the benefits and protections provided by Section 15(f) and have agreed to use reasonable best efforts after the Closing to conduct its business to cause the requirements of Section 15(f) to be met in respect of the Transaction.
Janus Henderson represented that it does not believe that an “unfair burden” will be placed on the Funds as a result of the Transaction. In furtherance thereof, Janus Henderson has undertaken to pay the costs of preparing and distributing proxy materials to, and of holding the meetings of, the Funds’ shareholders, as well as other fees and expenses in connection with the Transaction, including the reasonable fees and expenses of legal counsel and consultants to the
Funds and the Trustees.
In considering the approval of the proposed interim investment advisory agreements between the Trusts, on behalf of the Funds, and the Adviser (“Interim Advisory Agreements”) at the February 11 Special Meeting, the Independent
Trustees also took into account the specific purpose, limited term and other requirements relating to the Interim Advisory
Agreements.
On the basis of its review and consideration of the information, factors and assurances described above, the Board, including all of the Independent Trustees, determined, through the exercise of its reasonable business judgment, that the terms of each of the New Advisory Agreements and each of the Interim Advisory Agreements are fair and reasonable and that the approval of such New Advisory Agreements and Interim Advisory Agreements is in the best interests of the
Funds.
As a result of its review and consideration of the New Advisory Agreements in connection with the Transaction, at the
February 11 Special Meeting the Board voted unanimously to approve a New Advisory Agreement for each Fund and to recommend such agreements to the Funds’ shareholders for their approval.

109-24-93110 08-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group ltd or one of its subsidiaries. © Janus Henderson Group ltd.
Mutual funds distributed by Janus Henderson Distributors US LLC

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19. Exhibits

(a)(1) Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By:         /s/ Michelle Rosenberg
Michelle Rosenberg
President and Principal Executive Officer
August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Michelle Rosenberg
Michelle Rosenberg
President and Principal Executive Officer
August  27, 2026

By:
/s/Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer
August 27, 2026